UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21944

First Trust Exchange-Traded Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund II
--------------------------------------------------------------------------------
        Book 1

First Trust STOXX(R) European Select Dividend Index Fund (FDD)
First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
   (formerly known as First Trust FTSE EPRA/NAREIT Developed Markets Real
    Estate Index Fund (FFR))
First Trust Dow Jones Global Select Dividend Index Fund (FGD)
First Trust Global Wind Energy ETF (FAN)
First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
   (formerly known as First Trust Global Engineering and Construction ETF (FLM))
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID)
First Trust Indxx Global Natural Resources Income ETF (FTRI)
First Trust Indxx Global Agriculture ETF (FTAG)
First Trust BICK Index Fund (BICK)
First Trust Indxx NextG ETF (NXTG)
First Trust S-Network Future Vehicles & Technology ETF (CARZ)
   (formerly known as First Trust NASDAQ Global Auto Index Fund)
First Trust Cloud Computing ETF (SKYY)
First Trust International Equity Opportunities ETF (FPXI)
First Trust Nasdaq Cybersecurity ETF (CIBR)
First Trust IPOX(R) Europe Equity Opportunities ETF (FPXE)
First Trust Dow Jones International Internet ETF (FDNI)

----------------------
    Annual Report
  September 30, 2022
----------------------


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TABLE OF CONTENTS
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2022


Shareholder Letter .........................................................................   2
Market Overview ............................................................................   3
Fund Performance Overview

Portfolio of Investments




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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1

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SHAREHOLDER LETTER
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               SEPTEMBER 30, 2022

Dear Shareholders,

First Trust is pleased to provide you with the annual report for certain series of the First Trust Exchange-Traded Fund II (the "Funds"), which contains detailed information about the Funds for the twelve months ended September 30,
2022.

It is times like these that really test the mettle of investors. Are you someone that is implementing an investment plan with a long time horizon, a trader by nature, or do you fall somewhere in between? Frankly, the current climate is challenging for just about any strategy. While most investors are accustomed to dealing with high levels of volatility in the stock market, some of the daily swings we have witnessed lately have not only been uncharacteristically sharp but have occasionally seemed nearly inexplicable, in my opinion.

In case you have not noticed, volatility is also elevated in the fixed-income market. Bond valuations are down big in 2022. Year-to-date through October 31,
2022, the ICE BofA 15+ Year U.S. Treasury Index experienced a price decline of
33.51%, according to Bloomberg. It was down 31.87% on a total return basis, which includes reinvested interest. To put this into perspective, over the past
40 years, the worst annual showing by the U.S. Long-Term Government Bond Index
(20-Year) tracked by Morningstar was the -14.90% total return posted in 2009
(think 2008-2009 global financial crisis). For those who may be unaware, investors benefitted from a trend of declining bond yields from September 1981 through August 2020. While that is an incredible run, nothing lasts forever.
Suffice it to say, a lot of pain has been endured by investors in the markets this year and we believe there could be more to come in the near-term. The aggressive interest rate hikes by the Federal Reserve (the "Fed") are a signal to the markets that it is behind the inflation curve. Moving forward, the Fed will be looking to lower inflation while simultaneously engineering a soft landing in the economy. That will be easier said than done, in my opinion.

There are far more headwinds challenging the securities markets than tailwinds.
Here are just a few of those headwinds: stubbornly high inflation; additional rate hikes expected from the Fed from their November and December 2022 meetings, which could potentially push bond yields higher; the ongoing war between Russia and Ukraine, which is impacting the supply and prices of crude oil and natural gas; China enforcing a zero-tolerance policy to combat the spread of the coronavirus by locking down entire cities to its own economic detriment; and the potential for food and energy shortages this coming winter. With the housing market looking like it is finally cooling off, due largely to a huge spike in mortgage rates this year, which were up more than double the rate at the start of the year, the last big tailwind standing may just be the strong U.S. labor market. If the job market can hang in there, the Fed's goal of a soft landing for the economy may be attainable. I think we will have a clearer picture of things at the start of 2023.

Year-to-date through October 31, 2022, the S&P 500(R) Index (the "Index") posted a total return of -17.70%, according to Bloomberg, which puts the Index in bear market territory. A bear market is defined as a 20% or greater decline in the price of a security or index from its most recent peak. While the 17.70% decline in the Index would technically qualify as a stock market correction, investors should continue to view the current downturn as a bear market, in my opinion.
Keep in mind, since World War II, there have been 12 bear markets in the Index, excluding the current bear market, according to Yardeni Research. The average price decline of those 12 bear markets was 33.6%. The average price gain over the 12-months following the trough reached during those bear markets was 40.8%, according to Bloomberg. Bear markets come and go. You can't catch the turn if you are not in the market when the turn comes.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


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MARKET OVERVIEW
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2022

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service and Registered Rep.

STATE OF THE GLOBAL ECONOMY

The International Monetary Fund ("IMF") reported in its October 2022 release that global gross domestic product ("GDP") growth is expected to come in at 3.2%
in 2022 and 2.7% in 2023, down from 6.0% in 2021. The IMF sees the U.S. economy growing 1.6% in 2022 and 1.0% in 2023, down from 5.7% in 2021. With respect to all Advanced Economies, the IMF is projecting GDP growth of 2.4% in 2022 and
1.1% in 2023, down from 5.2% in 2021. Lastly, it sees Emerging Markets and
Developing Economies growing 3.7% in 2022 and 3.7% again in 2023, down from 6.6%
in 2021. From 1970 to 2021, the average global GDP growth rate was 3.6%, according to the IMF. Looking ahead, the IMF notes that the global economy must navigate three key pressures: the war in Ukraine, world-wide inflation and continued economic headwinds in the U.S., Europe and China.

Russia's war with Ukraine continues to destabilize the global economy, increasing the cost of living and impeding economic growth. European natural gas prices have spiked four-fold since 2021, according to the IMF. Russia has decreased natural gas deliveries to Europe by over 80% of their 2021 total, greatly increasing the likelihood of an energy shortage. Worldwide inflationary pressures continue to fester, with global inflation forecast to surge to 8.8% in
2022, up from 4.7% in 2021. Central banks have rapidly tightened monetary policy in response, and will likely have to continue to do so, in our opinion. These tighter financial conditions have produced significant headwinds to growth among most major economies and are likely to have at least some impact in 2023.

PERFORMANCE OF GLOBAL STOCKS AND BONDS

U.S. equities have turned negative over the past year. The S&P 500(R) (the
"Index"), S&P MidCap 400(R) and S&P SmallCap 600(R) Indices posted total returns of -15.47%, -15.25% and -18.83%, respectively, for the 12-month period ended
September 30, 2022, according to Bloomberg. Value stocks outperformed growth stocks over the period. The S&P 500(R) Value Index posted a total return of
-9.63% versus -21.11% for the S&P 500(R) Growth Index; an indication that investors may be anticipating slower growth over the near-term and are opting for companies that are trading at more attractive valuations. Nine of the eleven sectors that comprise the Index were down on a total return basis, with Energy and Utilities posting the only positive returns. The top-performer was Energy, up 45.70%, while the worst showing came from Communication Services, down
39.05%.

A Bloomberg survey of 23 equity strategists found that the average 2022 year-end price target for the Index was 4,346 as of September 15, 2022, down from 4,376 on August 16, 2022, according to its own release. Heading into 2022 (December
16, 2021), strategists had an average target of 4,950. The highest and lowest estimates on September 15, 2022, were 5,100 and 3,400, respectively. On
September 15, 2022, the Index closed at 3,901.35, which was 18.66% below its all-time closing high of 4,796.56 on January 3, 2022. As of September 30, 2022,
Bloomberg's 2022, 2023 and 2024 consensus earnings growth rate estimates for the
Index stood at 9.61%, 6.14% and 8.44%, respectively.

The performance of foreign equities continues to lag that of major U.S. stock indices. Over the past 12 months, the MSCI World ex USA and MSCI Emerging
Markets equity indices posted total returns of -23.91% (USD) and -28.11% (USD), respectively, according to Bloomberg. Major foreign bond indices were also in negative territory. The Bloomberg Global Aggregate Index of higher quality debt posted a total return of -20.43% (USD), while the EM Hard Currency Aggregate
Index of emerging markets debt fell by 23.01% (USD), according to Bloomberg.
Over that same period, the U.S. dollar surged by 18.98% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY), pressuring the returns on unhedged foreign securities held by U.S. investors.

U.S. bond indices have not been immune to the aggressive tightening of monetary policy by central banks, particularly the U.S. Federal Reserve. The best performing index we track was the U.S. Treasury: Intermediate Index, which posted a total return of -9.23% for the 12-month period ended September 30,
2022. The worst performer was the U.S. Corporate Investment Grade Index which posted a total return of -18.53% for the same period. The yield on the benchmark
10-Year Treasury Note ("T-Note") rose by 234 basis points (a 157.47% increase over the period) to close at 3.83% on September 30, 2022, according to
Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was
2.10% for the 10-year period ended September 30, 2022.

                                                                          Page 3

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

First Trust STOXX(R) European Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the STOXX(R) Europe Select
Dividend 30 Index (the "STOXX Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FDD." The Fund will normally invest at least 90% of its net assets (including investment borrowings)
in the common stocks and depositary receipts that comprise the STOXX Index.

The STOXX Index is compiled and maintained by STOXX Limited (the "Index
Provider"). According to the Index Provider, the STOXX Index consists of 30 high dividend-yielding securities selected from the STOXX(R) Europe 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), which covers 18 European countries: Austria,
Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Ireland,
Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland
and the United Kingdom. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60%
or less.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (8/27/07)     Ended     Ended     (8/27/07)
                                                9/30/22   9/30/22   9/30/22    to 9/30/22   9/30/22   9/30/22    to 9/30/22
FUND PERFORMANCE
NAV                                             -27.88%   -2.54%     2.11%       -2.96%     -12.06%    23.20%     -36.43%
Market Price                                    -28.25%   -2.66%     1.96%       -2.99%     -12.62%    21.47%     -36.79%

INDEX PERFORMANCE
STOXX(R) Europe Select
   Dividend 30 Index                            -27.98%   -2.13%     2.50%       -2.52%     -10.19%    27.97%     -31.94%
STOXX(R) Europe 600 Index                       -26.04%   -1.24%     3.66%        0.89%      -6.07%    43.20%      14.37%
MSCI Europe Index                               -24.80%   -1.24%     3.45%        0.71%      -6.05%    40.36%      11.22%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of -27.88% during the
12-month period covered by this report. During the same period, the MSCI Europe
Index (the "Benchmark") generated a return of -24.80%. The greatest allocation in the Fund was to investments in the United Kingdom, which received an allocation of 23.4% and contributed -2.0% to the Fund's return. The -4.9%
contribution to the Fund's return from German investments was the greatest drag of any country to the Fund's return. Investments in Switzerland contributed 0.2%
to the Fund's total return and Switzerland was the only country with a positive contribution to the Fund's performance. The Fund's currency exposure had a
-13.4% impact on the Fund's performance during the period covered by this report.

-----------------------------
The STOXX(R) Europe Select Dividend 30 Index ("STOXX Index") is the intellectual property (including registered trademarks) of STOXX Ltd., Zug, Switzerland
("STOXX"), Deutsche Borse Group or their licensors, which is used under license.
The Fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX Deutsche Borse Group or their licensors, research partners or data providers and STOXX, Deutsche Borse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability
(whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX
Index or its data.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    39.0%
Utilities                                     17.6
Materials                                     15.1
Industrials                                   10.0
Communication Services                         7.7
Consumer Discretionary                         7.5
Real Estate                                    3.1
                                             ------
   Total                                     100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Rio Tinto PLC                                  6.6%
Electricite de France S.A.                     6.3
ACS Actividades de Construccion y
   Servicios S.A.                              5.1
AP Moller - Maersk A/S, Class A                4.9
ASR Nederland N.V.                             4.3
IG Group Holdings PLC                          4.2
Legal & General Group PLC                      4.0
Bayerische Motoren Werke AG
   (Preference Shares)                         4.0
NN Group N.V.                                  3.7
Holcim AG                                      3.7
                                             ------
   Total                                      46.8%
                                             ======


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     SEPTEMBER 30, 2012 - SEPTEMBER 30, 2022

           First Trust STOXX(R)              STOXX(R) Europe
           European Select Dividend          Select Dividend 30         STOXX(R) Europe     MSCI Europe
           Index Fund                        Index                      600 Index           Index
           -----------------------------     ----------------------     ---------------     -----------
9/30/12    $10,000                           $10,000                    $10,000             $10,000
3/31/13      9,991                            10,006                     11,027              10,991
9/30/13     11,329                            11,381                     12,522              12,423
3/31/14     12,674                            12,751                     13,856              13,684
9/30/14     12,313                            12,407                     13,267              13,146
3/31/15     12,102                            12,232                     13,182              13,008
9/30/15     11,340                            11,428                     12,196              11,919
3/31/16     11,647                            11,802                     12,200              11,909
9/30/16     11,780                            11,932                     12,465              12,215
3/31/17     12,368                            12,578                     13,318              13,071
9/30/17     14,010                            14,250                     15,248              14,939
3/31/18     14,360                            14,623                     15,291              14,966
9/30/18     14,113                            14,404                     15,204              14,894
3/31/19     13,910                            14,221                     14,690              14,408
9/30/19     14,446                            14,759                     15,082              14,781
3/31/20     10,963                            11,443                     12,473              12,174
9/30/20     12,185                            12,569                     15,226              14,665
3/31/21     16,820                            17,450                     18,299              17,646
9/30/21     17,082                            17,771                     19,366              18,664
3/31/22     16,573                            17,344                     18,793              18,268
9/30/22     12,320                            12,797                     14,320              14,036


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST ALERIAN DISRUPTIVE TECHNOLOGY REAL ESTATE ETF (DTRE)

First Trust Alerian Disruptive Technology Real Estate ETF, formerly First Trust
EPRA/NAREIT Developed Markets Real Estate Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Alerian Disruptive
Technology Real Estate Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "DTRE." The Fund will normally invest at least 90% of its net assets (including investment borrowings)
in the common stocks, real estate investment trusts ("REITs") and depositary receipts that comprise the Index.

The Index is compiled and maintained by VettaFi LLC (the "Index Provider").
According to the Index Provider, the Index includes common stocks, REITs and depositary receipts of companies listed on a global securities exchange that are constituents of the S-Network Global 5000 Index or the S-Network Global REIT
Index and derive at least 50 percent of their revenues from the following disruptive technology business segments: (i) Rapid Data Transfer; (ii)
Distributed Data Handling; or (iii) E-Commerce Warehousing.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (8/27/07)     Ended     Ended     (8/27/07)
                                                9/30/22   9/30/22   9/30/22    to 9/30/22   9/30/22   9/30/22    to 9/30/22
FUND PERFORMANCE
NAV                                             -22.72%   -0.65%     2.99%       1.36%      -3.21%     34.33%      22.66%
Market Price                                    -24.02%   -1.00%     2.82%       1.25%      -4.90%     32.08%      20.65%

INDEX PERFORMANCE
Alerian Disruptive Technology
   Real Estate Index(1) (2)                       N/A       N/A       N/A         N/A         N/A       N/A         N/A
FTSE EPRA/NAREIT
   Developed Index                              -22.10%    0.07%     3.77%       2.18%       0.34%     44.73%      38.47%
S&P Global REIT Index                           -20.49%    0.17%     3.58%       2.11%       0.84%     42.20%      37.01%
MSCI World REIT Index                           -18.82%    2.48%     4.78%       2.61%      13.02%     59.53%      47.53%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

(1)   On September 30, 2022, the Fund's underlying index changed from the FTSE
      EPRA/NAREIT Developed Index to the Alerian Disruptive Technology Real
      Estate Index. Therefore, the Fund's performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

PERFORMANCE REVIEW

The Fund generated a NAV return of -22.72% during the 12-month period covered by this report. During the same period, the S&P Global REIT Index (the "Benchmark")
generated a return of -20.49%. The Fund invested 60.8% of its assets in securities within the United States during the period. The country with the second greatest exposure during the same period was Japan with a 9.5%
allocation. The U.S. investments accounted for -10.1% of the Fund's overall return, which was by far the most negative contribution to the Fund's return of any individual country. The Fund's investments were split between two industries: an 84.5% allocation was given to Equity Real Estate Investment
Trusts, which contributed -16.7% to the Fund's return, while 14.8% of the Fund's assets were in securities within the Real Estate Management & Development industry, which accounted for -5.1% of the Fund's overall return. The total currency effect to the Fund during the period covered by this report was -5.0%.

-----------------------------
Alerian and Alerian Disruptive Technology Real Estate Index are service marks of
VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, "VettaFi"). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ALERIAN DISRUPTIVE TECHNOLOGY REAL ESTATE ETF (DTRE) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Real Estate                                  100.0%
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
SBA Communications Corp.                       7.0%
Equinix, Inc.                                  6.9
Crown Castle, Inc.                             6.8
American Tower Corp.                           6.7
Prologis, Inc.                                 6.6
Digital Realty Trust, Inc.                     6.2
First Industrial Realty Trust, Inc.            4.7
EastGroup Properties, Inc.                     4.7
STAG Industrial, Inc.                          4.7
Americold Realty Trust, Inc.                   3.9
                                             ------
  Total                                       58.2%
                                             ======


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     SEPTEMBER 30, 2012 - SEPTEMBER 30, 2022

           First Trust Alerian               FTSE
           Disruptive Technology             EPRA/NAREIT                S&P Global          MSCI World
           Real Estate ETF                   Developed Index            REIT Index          REIT Index
           -----------------------------     ----------------------     ---------------     ----------
9/30/12    $10,000                           $10,000                    $10,000             $10,000
3/31/13     11,227                            11,254                     11,178              10,945
9/30/13     11,002                            11,095                     10,669              10,417
3/31/14     11,342                            11,484                     11,305              10,950
9/30/14     11,647                            11,839                     11,705              11,468
3/31/15     13,060                            13,328                     13,304              12,932
9/30/15     11,993                            12,262                     12,186              12,041
3/31/16     13,128                            13,497                     13,668              13,605
9/30/16     13,786                            14,206                     14,248              14,149
3/31/17     13,286                            13,749                     13,715              13,642
9/30/17     13,879                            14,423                     14,103              14,115
3/31/18     13,754                            14,319                     13,681              13,848
9/30/18     14,432                            15,088                     14,505              14,563
3/31/19     15,608                            16,384                     15,587              16,147
9/30/19     16,335                            17,216                     16,692              17,528
3/31/20     11,882                            12,580                     11,943              13,433
9/30/20     13,374                            14,203                     13,591              15,471
3/31/21     16,013                            17,103                     16,248              17,635
9/30/21     17,385                            18,581                     17,882              19,652
3/31/22     18,352                            19,735                     19,325              21,236
9/30/22     13,433                            14,473                     14,220              15,953


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Dow Jones Global Select
Dividend Index (the "Index"). The shares of the Fund are listed and trade on the
NYSE Arca, Inc. under the ticker symbol "FGD." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Select Dividend Index.

The Index is compiled and maintained by S&P Dow Jones Indices LLC (the "Index
Provider"). According to the Index Provider, the Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (11/21/07)    Ended     Ended     (11/21/07)
                                                9/30/22   9/30/22   9/30/22    to 9/30/22   9/30/22   9/30/22    to 9/30/22
FUND PERFORMANCE
NAV                                             -20.98%   -0.78%     2.85%       1.93%      -3.84%     32.45%      32.88%
Market Price                                    -21.21%   -0.89%     2.81%       1.91%      -4.38%     31.97%      32.38%

INDEX PERFORMANCE
Dow Jones Global Select Dividend
   Index                                        -20.93%   -0.49%     3.06%       2.13%      -2.44%     35.20%      36.84%
Dow Jones World Developed Markets
   Index(SM)                                    -20.63%    4.97%     8.18%       5.27%      27.47%    119.56%     114.36%
MSCI World Index                                -19.63%    5.30%     8.11%       5.01%      29.47%    118.09%     106.78%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -20.98% during the 12-month period covered by this report. During the same period, the MSCI World Index (the "Benchmark")
generated a return of -19.63%. During the same period, the Fund had significant investment allocations to many countries. The countries with the largest allocations were South Korea with 12.7%, Canada with 11.9%, the United States with 11.2%, the United Kingdom ("U.K") with 9.2%, Spain with 9.2%, and Japan with 7.5%. The largest allocation, South Korea, with 12.7% average weight, caused a -3.7% contribution to the Fund's return. Investments in the UK also had a -3.7% contribution to the Fund's return, and the allocation to these two countries had the worst contribution to the Fund's return of any country during the period covered by this report. No invested country had a significant positive contribution to the Fund's return. The investments in the United States had the most positive contribution to the Fund's return. These investments received an allocation of 11.2% and contributed 0.2% to the Fund's overall return. The total currency effect to the Fund over the period covered by his report was -11.5%.

-----------------------------
Dow Jones Global Select Dividend Index ("Index") is a product of S&P Dow Jones
Indices LLC or its affiliates ("SPDJI") and has been licensed for use by First
Trust. S&P(R) is a registered trademark of Standard & Poor's Financial Services
LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark
Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by
SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    43.5%
Materials                                     10.1
Communication Services                         9.3
Industrials                                    7.9
Consumer Discretionary                         7.8
Utilities                                      6.4
Consumer Staples                               6.0
Real Estate                                    5.2
Energy                                         3.8
                                             ------
   Total                                     100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Fortescue Metals Group Ltd.                    2.7%
Cia de Distribucion Integral Logista
   Holdings S.A.                               1.7
AP Moller - Maersk A/S, Class A                1.6
H&R Block, Inc.                                1.6
ACS Actividades de Construccion y
   Servicios S.A.                              1.5
Rio Tinto PLC                                  1.5
PCCW Ltd.                                      1.5
Japan Tobacco, Inc.                            1.4
Camping World Holdings, Inc., Class A          1.4
Mitsui OSK Lines Ltd.                          1.4
                                             ------
   Total                                      16.3%
                                             ======


                                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                            SEPTEMBER 30, 2012 - SEPTEMBER 30, 2022

            First Trust Dow Jones Global      Dow Jones Global            Dow Jones World Developed     MSCI
            Select Dividend Index Fund        Select Dividend Index       Markets Index(SM)             World Index
            ----------------------------      -----------------------     -------------------------     ----------
9/30/12     $10,000                           $10,000                     $10,000                       $10,000
3/31/13      10,518                            10,513                      11,120                        11,042
9/30/13      11,439                            11,452                      12,144                        12,021
3/31/14      12,577                            12,608                      13,313                        13,146
9/30/14      12,418                            12,443                      13,599                        13,487
3/31/15      12,054                            12,090                      14,118                        13,939
9/30/15      10,616                            10,597                      12,967                        12,802
3/31/16      11,291                            11,345                      13,657                        13,459
9/30/16      12,068                            12,082                      14,517                        14,256
3/31/17      12,739                            12,819                      15,744                        15,446
9/30/17      13,775                            13,860                      17,224                        16,845
3/31/18      13,902                            13,956                      18,009                        17,534
9/30/18      14,087                            14,183                      19,153                        18,739
3/31/19      13,342                            13,433                      18,598                        18,250
9/30/19      13,634                            13,726                      19,381                        19,082
3/31/20       9,867                             9,960                      16,513                        16,353
9/30/20      11,401                            11,555                      21,341                        21,066
3/31/21      16,316                            16,622                      25,823                        25,189
9/30/21      16,764                            17,103                      27,665                        27,141
3/31/22      17,389                            17,809                      27,998                        27,742
9/30/22      13,245                            13,520                      21,956                        21,809


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

First Trust Global Wind Energy ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Clean Edge Global Wind Energy
Index(TM) (the "Index"). The shares of the Fund are listed and trade on the NYSE
Arca, Inc. under the ticker symbol "FAN." The Fund will normally invest at least
90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. (the "Index
Provider"). According to the Index Provider, the Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry. According to the Index Provider, in order to be eligible for inclusion in the Index, a security must be issued by a company that is actively engaged in some aspect of the wind energy industry, such as the development or management of a wind farm, the production or distribution of electricity generated by wind power, or involvement in the design, manufacture or distribution of machinery or materials designed specifically for the wind energy industry. In addition, in order to be eligible for inclusion in the Index a security must have a market capitalization of at least $100 million, a minimum three-month average daily dollar trading volume of $500,000, a minimum free float of 25%, be listed on an Index-eligible global exchange and have seasoned on an Index-eligible global exchange for at least three months.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (6/16/08)     Ended     Ended     (6/16/08)
                                                9/30/22   9/30/22   9/30/22    to 9/30/22   9/30/22   9/30/22    to 9/30/22
FUND PERFORMANCE
NAV                                             -26.43%    4.84%     11.06%      -2.71%     26.69%    185.59%     -32.49%
Market Price                                    -26.44%    4.69%     11.11%      -2.72%     25.77%    186.81%     -32.59%

INDEX PERFORMANCE
ISE Clean Edge Global Wind
   Energy Index(TM)                             -25.85%    5.70%     11.95%      -1.90%     31.95%    209.13%     -24.02%
Russell 3000(R) Index                           -17.63%    8.62%     11.39%       9.01%     51.17%    193.95%     242.99%
MSCI World Index                                -19.63%    5.30%      8.11%       5.48%     29.47%    118.09%     114.35%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -26.43% during the 12-month period covered by this report. During the same period, the MSCI World Index (the "Benchmark")
generated a return of -19.63%. Investments in the Independent Power and
Renewable Electricity Producers industry constituted an allocation of 35.7% and contributed -6.7% to the Fund's return. The investments in the Electrical
Equipment industry generated the least return in the Fund with a -11.2%
contribution, stemming from its 24.0% allocation and -42.3% return. The
Multi-Utilities industry generated a positive return for the Fund with a 0.2%
contribution, stemming from its 2.6% allocation and 4.7% return. The total currency effect to the Fund over the period covered by this report was -9.5%.

-----------------------------
Nasdaq(R), Clean Edge(R), and ISE Clean Edge Global Wind Energy Index(TM) are
registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Utilities                                     67.4%
Industrials                                   30.1
Materials                                      2.3
Energy                                         0.2
                                             ------
   Total                                     100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Northland Power, Inc.                          8.1%
Orsted A/S                                     7.7
Vestas Wind Systems A/S                        6.9
EDP Renovaveis S.A.                            6.6
China Longyuan Power Group Corp.,
   Ltd., Class H                               5.6
Boralex, Inc., Class A                         3.8
Innergex Renewable Energy, Inc.                2.7
Engie S.A.                                     2.3
Owens Corning                                  2.3
RWE AG                                         2.3
                                             ------
   Total                                      48.3%
                                             ======


                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 SEPTEMBER 30, 2012 - SEPTEMBER 30, 2022

            First Trust Global     ISE Clean Edge Global        Russell 3000(R)     MSCI World
            Wind Energy ETF        Wind Energy Index(TM)        Index               Index
            ------------------     ------------------------     ---------------     ----------
9/30/12     $10,000                $10,000                      $10,000             $10,000
3/31/13      11,476                 11,475                       11,135              11,042
9/30/13      15,662                 15,754                       12,159              12,021
3/31/14      18,242                 18,421                       13,652              13,146
9/30/14      17,569                 17,778                       14,318              13,486
3/31/15      16,908                 17,195                       15,339              13,938
9/30/15      16,274                 16,576                       14,247              12,801
3/31/16      18,435                 18,946                       15,287              13,458
9/30/16      21,224                 21,847                       16,378              14,255
3/31/17      21,078                 21,891                       18,047              15,445
9/30/17      22,543                 23,430                       19,440              16,844
3/31/18      22,953                 23,819                       20,538              17,533
9/30/18      21,883                 22,864                       22,857              18,738
3/31/19      23,122                 24,218                       22,338              18,249
9/30/19      23,543                 24,797                       23,524              19,081
3/31/20      22,032                 23,359                       20,301              16,352
9/30/20      31,885                 33,866                       27,053              21,065
3/31/21      41,055                 43,887                       32,994              25,187
9/30/21      38,823                 41,690                       35,684              27,138
3/31/22      36,685                 39,768                       36,936              27,739
9/30/22      28,559                 30,913                       29,395              21,809


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ALERIAN U.S. NEXTGEN INFRASTRUCTURE ETF (RBLD)

First Trust Alerian U.S. NextGen Infrastructure ETF (formerly First Trust Global
Engineering and Construction ETF) (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Alerian U.S. NextGen Infrastructure
Index (the "Index"). The shares of the Fund are listed and trade on the NYSE
Arca, Inc. under the ticker symbol "RBLD." The Fund will normally invest in at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts ("REITs") that comprise the Index.

The Index is developed, maintained and sponsored by VettaFi LLC (the "Index
Provider"). According to the Index Provider, the Index seeks to provide exposure to U.S. infrastructure companies with securities listed on recognized U.S.
securities exchanges that build, operate and own infrastructure assets. U.S.
infrastructure companies are companies that are domiciled and incorporated in the United States and are included in the Global Industry Classification
("GICS") sub-industries or custom segments within the S-Network US EquityWR 3000
Index. According to the Index Provider, in addition to comprising one of the
GICS sub-industries or custom segments, in order to be eligible for inclusion in the Index a company's stock must trade on a recognized U.S. stock exchange and meet the size, float and liquidity standards of the Index.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (10/13/08)    Ended     Ended     (10/13/08)
                                                9/30/22   9/30/22   9/30/22    to 9/30/22   9/30/22   9/30/22    to 9/30/22
FUND PERFORMANCE
NAV                                             -17.80%   -3.22%      2.95%       4.50%     -15.12%    33.79%      84.96%
Market Price                                    -17.88%   -3.25%      3.00%       4.50%     -15.24%    34.37%      84.93%

INDEX PERFORMANCE
Alerian U.S. NextGen
   Infrastructure Index(1) (2)                  -10.21%     N/A        N/A         N/A         N/A      N/A         N/A
MSCI World Industrials Index                    -22.04%    1.95%      7.38%       8.20%      10.12%   103.77%     200.50%
Russell 3000(R) Index                           -17.63%    8.62%     11.39%      11.67%      51.17%   193.95%     366.97%
MSCI USA Infrastructure Index(2)                 -2.87%    4.57%      6.47%        N/A       25.03%    87.15%       N/A
ISE Global Engineering and
   Construction(TM) Index(1)                    -17.76%   -2.32%      4.02%       5.91%     -11.10%    48.35%     122.87%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

(1)   On July 29, 2022, the Fund's underlying index changed from the ISE Global
      Engineering and Construction(TM) Index to Alerian U.S. NextGen
      Infrastructure Index. Therefore, the Fund's performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund's new underlying index had an inception date of April 30, 2021, it was not in existence for all the periods shown.

(2)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

PERFORMANCE REVIEW

The Fund generated a NAV return of -17.80% during the 12-month period covered by this report. During the same period, the MSCI World Industrials Index (the
"Benchmark") generated a return of -22.04%. The most significant allocation in the Fund during the period covered by this report was to securities in the
United States. Investments in this country received an average weight of 37.7%
and contributed -7.4% to the Fund's overall performance. The country with the second greatest allocation was Japan. Japanese investments received an allocation of 23.7% and accounted for -3.0% of the Fund's overall return. The only country with a contribution to return greater than 0.1% were the investments in China. Chinese securities received an allocation of 1.8% and contributed 0.4% to the Fund's overall return. The total currency effect to the
Fund over the period covered in this report was -8.5%.

-----------------------------
Alerian and Alerian U.S. NextGen Infrastructure Index ("Index") are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P.
The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, "VettaFi"). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ALERIAN U.S. NEXTGEN INFRASTRUCTURE ETF (RBLD) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   39.2%
Utilities                                     32.8
Energy                                         8.1
Materials                                      7.3
Information Technology                         7.2
Real Estate                                    5.4
                                             ------
   Total                                     100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Constellation Energy Corp.                     1.5%
Cheniere Energy, Inc.                          1.3
PG&E Corp.                                     1.3
Hubbell, Inc.                                  1.3
Carlisle Cos., Inc.                            1.2
Trane Technologies PLC                         1.2
Plug Power, Inc.                               1.2
Xylem, Inc.                                    1.1
Vulcan Materials Co.                           1.1
Snowflake, Inc., Class A                       1.1
                                             ------
   Total                                      12.3%
                                             ======


                                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                   SEPTEMBER 30, 2012 - SEPTEMBER 30, 2022

                                                                                            ISE Global
                                                                        MSCI USA            Engineering and
            First Trust Alerian U.S.         MSCI World                 Russell 3000(R)     Infrastructure        Construction(TM)
            NextGen Infrastructure ETF       Industrials Index          Index               Index                 Index
            ----------------------------     ----------------------     ---------------     -----------------     -----------------
9/30/12     $10,000                          $10,000                    $10,000             $10,000               $10,000
3/31/13      11,029                           11,489                     11,135              10,693                11,047
9/30/13      12,504                           12,818                     12,159              10,468                12,634
3/31/14      13,698                           13,975                     13,652              11,591                13,896
9/30/14      12,761                           13,865                     14,318              12,456                13,003
3/31/15      12,432                           14,353                     15,339              12,771                12,859
9/30/15      11,843                           12,899                     14,247              11,922                12,285
3/31/16      12,568                           14,244                     15,287              13,666                13,134
9/30/16      13,312                           15,211                     16,378              14,233                13,937
3/31/17      14,285                           16,603                     18,047              14,810                15,060
9/30/17      15,761                           18,504                     19,440              14,969                16,685
3/31/18      15,873                           19,116                     20,538              14,398                16,770
9/30/18      16,025                           19,867                     22,857              15,596                17,065
3/31/19      14,166                           19,023                     22,338              16,700                15,161
9/30/19      13,517                           19,792                     23,524              18,664                14,520
3/31/20      10,434                           15,695                     20,301              15,594                11,395
9/30/20      12,502                           20,577                     27,053              17,183                13,646
3/31/21      16,476                           25,575                     32,994              19,064                18,131
9/30/21      16,273                           26,140                     35,684              19,269                18,033
3/31/22      16,514                           25,950                     36,936              21,330                18,432
9/30/22      13,379                           20,377                     29,395              18,715                14,835


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the
"Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq
Clean Edge Smart Grid Infrastructure Index(TM) (the "Index"). The shares of the
Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol
"GRID." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

Clean Edge, Inc. and Nasdaq, Inc. serve as index providers to the Index (the
"Index Providers"). According to the Index Providers, the Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (11/16/09)    Ended     Ended     (11/16/09)
                                                9/30/22   9/30/22   9/30/22    to 9/30/22   9/30/22   9/30/22    to 9/30/22
FUND PERFORMANCE
NAV                                             -17.70%   10.13%     11.32%       8.57%     61.99%    192.14%     188.05%
Market Price                                    -17.88%   10.05%     11.34%       8.55%     61.43%    192.68%     187.59%

INDEX PERFORMANCE
Nasdaq Clean Edge Smart Grid
   Infrastructure Index(TM)                     -16.86%   11.18%     12.27%       9.50%     69.89%    218.23%     221.55%
Russell 3000(R) Index                           -17.63%    8.62%     11.39%      11.55%     51.17%    193.95%     308.45%
S&P Composite 1500(R) Industrials
   Index                                        -13.68%    5.24%     10.70%      11.09%     29.12%    176.34%     286.94%
MSCI World Industrials Index                    -22.04%    1.95%      7.38%       7.40%     10.12%    103.77%     150.70%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -17.70% during the 12-month period covered by this report. During the same period, the S&P Composite 1500(R) Industrials Index
(the "Benchmark") generated a return of -13.68%. The greatest allocation and most negative contribution to the Fund's return were the investments in the
Electrical Equipment industry. Investments in this industry carried an average weight in the Fund of 33.6% and caused a -5.6% contribution to the Fund's return. The most positive contribution to the Fund's return was the 1.2%
contribution from investments in the Semiconductors & Semiconductor Equipment industry. The total currency effect to the Fund over the period covered by this report was -5.8%.

-----------------------------
Nasdaq(R), Clean Edge(R), and Nasdaq Clean Edge Smart Grid Infrastructure
Index(TM) are registered trademarks and service marks of Nasdaq, Inc. and Clean
Edge, Inc. respectively (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS
MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)
(CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   47.7%
Information Technology                        28.1
Utilities                                     17.8
Consumer Discretionary                         6.4
Materials                                      0.0*
                                             ------
   Total                                     100.0%
                                             ======

* Amount is less than 0.1%.

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Eaton Corp. PLC                                8.7%
Schneider Electric SE                          8.5
ABB Ltd.                                       8.4
Enphase Energy, Inc.                           8.1
National Grid PLC                              7.3
Johnson Controls International PLC             4.1
Quanta Services, Inc.                          4.0
Samsung SDI Co., Ltd.                          3.8
Aptiv PLC                                      3.7
SolarEdge Technologies, Inc.                   3.7
                                             ------
   Total                                      60.3%
                                             ======


                                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                               SEPTEMBER 30, 2012 - SEPTEMBER 30, 2022

            First Trust NASDAQ(R)         NASDAQ                          Russell     S&P Composite           MSCI World
            Clean Edge(R) Smart Grid      Clean Edge Smart Grid           3000(R)     1500(R) Industrials     Industrials
            Infrastructure Index Fund     Infrastructure Index(TM)        Index       Index                   Index
            -------------------------     ---------------------------     -------     -------------------     -----------
9/30/12     $10,000                       $10,000                         $10,000     $10,000                 $10,000
3/31/13      11,152                        11,199                          11,135      11,692                  11,489
9/30/13      11,844                        11,959                          12,159      13,073                  12,818
3/31/14      13,641                        13,831                          13,652      14,829                  13,975
9/30/14      12,577                        12,799                          14,318      15,069                  13,865
3/31/15      12,762                        13,033                          15,339      16,064                  14,353
9/30/15      11,322                        11,579                          14,247      14,530                  12,899
3/31/16      12,476                        12,845                          15,287      16,410                  14,244
9/30/16      14,234                        14,677                          16,378      17,401                  15,211
3/31/17      15,277                        15,823                          18,047      19,583                  16,603
9/30/17      18,038                        18,734                          19,440      21,400                  18,504
3/31/18      18,292                        19,017                          20,538      22,391                  19,116
9/30/18      17,740                        18,536                          22,857      23,963                  19,867
3/31/19      16,323                        17,111                          22,338      23,019                  19,023
9/30/19      18,685                        19,734                          23,524      24,149                  19,792
3/31/20      16,234                        17,267                          20,301      18,527                  15,695
9/30/20      23,935                        25,526                          27,053      24,448                  20,576
3/31/21      32,793                        35,177                          32,994      31,980                  25,574
9/30/21      35,498                        38,278                          35,684      32,010                  26,137
3/31/22      36,162                        39,231                          36,936      33,777                  25,947
9/30/22      29,214                        31,823                          29,395      27,634                  20,377


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

First Trust Indxx Global Natural Resources Income ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Indxx Global Natural
Resources Income Index (the "Index"). The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FTRI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the
Index.

The Index is owned and is developed, maintained and sponsored by Indxx, Inc.
(the "Index Provider"). According to the Index Provider, the Index is a free float adjusted market capitalization weighted index designed to measure the market performance of the 50 highest dividend yielding companies involved in the upstream (i.e., generally exploration and production) segment of the natural resources sector.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (3/11/10)     Ended     Ended     (3/11/10)
                                                9/30/22   9/30/22   9/30/22    to 9/30/22   9/30/22   9/30/22    to 9/30/22
FUND PERFORMANCE
NAV                                               3.27%    6.69%     -4.16%      -3.22%     38.22%    -34.65%     -33.72%
Market Price                                      2.78%    6.64%     -4.13%      -3.23%     37.90%    -34.43%     -33.80%

INDEX PERFORMANCE
Indxx Global Natural Resources
   Income Index*                                  4.08%    7.81%       N/A         N/A      45.62%      N/A         N/A
MSCI ACWI Materials Index                       -18.50%    2.83%      3.29%       2.66%     14.97%     38.16%      39.08%
MSCI ACWI Index                                 -20.66%    4.44%      7.28%       7.03%     24.27%    101.95%     134.70%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Copper(TM) Index to the Indxx Global Natural
Resources Income Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current index, would have generated.
Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

PERFORMANCE REVIEW

The Fund generated a NAV return of 3.27% during the 12-month period covered by this report. During the same period, the MSCI ACWI Materials Index (the
"Benchmark") generated a return of -18.50%. The Metals & Mining industry received a higher allocation in the Fund than any other industry. This industry carried an average weight of 40.5% and caused a 3.1% contribution to the Fund's overall return. The industry with the greatest contribution to the Fund's return was the Oil, Gas, & Consumable Fuels industry. Investments in this industry received an allocation of 19.2% and caused a 3.6% contribution to the Fund's return. The most negative contribution to the Fund's return came from investments in the Containers & Packaging industry. These investments received an allocation of 5.8% and had a -2.8% contribution to the Fund's overall return.
The total currency effect to the Fund during the period covered by this report was -4.5%.

-----------------------------
Indxx and Indxx Global Natural Resources Income Index ("Index") are trademarks of Indxx, Inc. ("Indxx") and have been licensed for use for certain purposes by
First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and
Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                     59.1%
Energy                                        28.2
Consumer Staples                               8.5
Utilities                                      4.2
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
BHP Group Ltd., ADR                           10.7%
Vale S.A., ADR                                10.7
Rio Tinto PLC, ADR                            10.7
Petroleo Brasileiro S.A., ADR                  7.7
Suncor Energy, Inc.                            4.4
Nutrien Ltd.                                   4.4
Archer-Daniels-Midland Co.                     4.4
Coterra Energy, Inc.                           4.1
CF Industries Holdings, Inc.                   3.9
Tyson Foods, Inc., Class A                     3.8
                                             ------
  Total                                       64.8%
                                             ======


                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          SEPTEMBER 30, 2012 - SEPTEMBER 30, 2022

            First Trust Indxx Global         MSCI ACWI             MSCI ACWI
            Natural Resources Income ETF     Materials Index       Index
            ----------------------------     -----------------     ------------
9/30/12     $10,000                          $10,000               $10,000
3/31/13       9,127                           10,015                10,955
9/30/13       7,973                           10,039                11,773
3/31/14       7,916                           10,531                12,771
9/30/14       7,784                           10,241                13,106
3/31/15       6,103                            9,787                13,464
9/30/15       4,087                            7,828                12,233
3/31/16       3,821                            8,571                12,879
9/30/16       4,095                            9,710                13,696
3/31/17       4,376                           10,777                14,816
9/30/17       4,729                           12,017                16,250
3/31/18       5,039                           12,480                17,004
9/30/18       5,257                           12,572                17,839
3/31/19       5,187                           12,102                17,459
9/30/19       5,025                           11,964                18,086
3/31/20       3,759                            9,527                15,495
9/30/20       4,432                           13,365                19,975
3/31/21       6,236                           16,825                23,956
9/30/21       6,330                           16,947                25,456
3/31/22       8,340                           18,656                25,700
9/30/22       6,535                           13,816                20,195


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

First Trust Indxx Global Agriculture ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Agriculture Index (the
"Index"). The shares of the Fund are listed and traded on The Nasdaq Stock
Market LLC under the ticker symbol "FTAG." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, Inc.
(the "Index Provider"). According to the Index Provider, the Index is a market capitalization weighted index designed to measure the performance of companies that are directly or indirectly engaged in improving agricultural yields. The
Index is composed of farmland companies and firms involved in chemicals and fertilizers, seeds, irrigation equipment, and farm machinery.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (3/11/10)     Ended     Ended     (3/11/10)
                                                9/30/22   9/30/22   9/30/22    to 9/30/22   9/30/22   9/30/22    to 9/30/22
FUND PERFORMANCE
NAV                                              -8.28%    1.63%     -7.90%     -11.56%      8.44%    -56.06%     -78.60%
Market Price                                     -8.01%    1.65%     -7.96%     -11.56%      8.54%    -56.38%     -78.62%

INDEX PERFORMANCE
Indxx Global Agriculture Index*                  -7.00%    2.78%      N/A         N/A       14.70%      N/A         N/A
MSCI ACWI Index                                 -20.66%    4.44%      7.28%       7.03%     24.27%    101.95%     134.70%
MSCI ACWI Materials Index                       -18.50%    2.83%      3.29%       2.66%     14.97%     38.16%      39.08%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Platinum(TM) Index to the Indxx Global
Agriculture Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current Index, would have generated. Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

PERFORMANCE REVIEW

The Fund generated a NAV return of -8.28% during the 12-month period covered by this report. During the same period, the MSCI ACWI Materials Index (the
"Benchmark") generated a return of -18.50%. During the same period, the Fund allocated 53.8% to the Chemicals industry, which contributed -2.6% to the Fund's overall performance, the worst of any industry during the period. The industry with the second highest average weight was the Machinery industry. This industry received an allocation of 21.8% and contributed -2.5% to the Fund's overall return. The industry with the greatest contribution to the Fund's return during the period was the Automobiles industry. This allocation included only one security, Mahindra & Mahindra Ltd., and generated a 1.0% contribution to the
Fund's return. The total currency effect to the Fund over the period covered by this report was -7.9%.

-----------------------------
Indxx and the Indxx Global Agriculture Index ("Index") are trademarks of Indxx,
Inc. ("Indxx") and have been licensed for use for certain purposes by First
Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product.
The Index is determined, composed and calculated by Indxx without regard to
First Trust or the Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                     55.1%
Industrials                                   26.6
Health Care                                    8.4
Consumer Staples                               6.1
Consumer Discretionary                         3.8
                                             ------
   Total                                     100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Deere & Co.                                    9.8%
Bayer AG                                       8.4
Nutrien Ltd.                                   8.4
Corteva, Inc.                                  7.6
Industries Qatar QSC                           4.6
BASF SE                                        4.4
Mahindra & Mahindra Ltd.                       3.8
CF Industries Holdings, Inc.                   3.8
Wilmar International Ltd.                      3.3
Mosaic (The) Co.                               3.3
                                             ------
  Total                                       57.4%
                                             ======


                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        SEPTEMBER 30, 2012 - SEPTEMBER 30, 2022

            First Trust Indxx          MSCI ACWI         MSCI ACWI
            Global Agriculture ETF     Index             Materials Index
            ----------------------     -------------     ------------------
9/30/12     $10,000                    $10,000           $10,000
3/31/13       9,581                     10,955            10,015
9/30/13       9,016                     11,773            10,039
3/31/14       8,957                     12,771            10,531
9/30/14       8,056                     13,106            10,241
3/31/15       6,667                     13,464             9,787
9/30/15       3,932                     12,233             7,828
3/31/16       3,040                     12,879             8,571
9/30/16       3,188                     13,696             9,710
3/31/17       3,660                     14,816            10,777
9/30/17       4,051                     16,250            12,017
3/31/18       3,996                     17,004            12,480
9/30/18       3,989                     17,839            12,572
3/31/19       3,572                     17,459            12,102
9/30/19       3,586                     18,086            11,965
3/31/20       2,560                     15,494             9,528
9/30/20       3,474                     19,973            13,367
3/31/21       4,845                     23,954            16,828
9/30/21       4,790                     25,455            16,952
3/31/22       5,441                     25,697            18,660
9/30/22       4,394                     20,195            13,816


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 19


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK)

The First Trust BICK Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE BICK(TM) Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "BICK." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. (the "Index
Provider"). According to the Index Provider, the Index is designed to provide a benchmark for investors interested in tracking some of the largest and most liquid public companies that are domiciled in Brazil, India, China (including
Hong Kong) and South Korea that are accessible for investment by U.S. investors.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (4/12/10)     Ended     Ended     (4/12/10)
                                                9/30/22   9/30/22   9/30/22    to 9/30/22   9/30/22   9/30/22    to 9/30/22
FUND PERFORMANCE
NAV                                             -28.39%   -2.42%     1.40%       -0.35%     -11.55%    14.93%      -4.29%
Market Price                                    -28.20%   -2.55%     1.48%       -0.35%     -12.10%    15.83%      -4.22%

INDEX PERFORMANCE
ISE BICK(TM) Index                              -27.85%   -1.36%     2.36%        0.58%     -6.61%     26.24%       7.49%
MSCI ACWI Index                                 -20.66%    4.44%     7.28%        6.72%     24.27%    101.95%     125.03%
MSCI Emerging Markets Index                     -28.11%   -1.81%     1.05%        1.07%     -8.71%     10.99%      14.12%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -28.39% during the 12-month period covered by this report. During the same period, the MSCI Emerging Markets Index (the
"Benchmark") generated a return of -28.11%. The greatest weight in the Fund during the period covered by this report went to investments in South Korea, which received an allocation of 22.9%. Exposure to this country was also the greatest source of negative return for the Fund, with a contribution to the
Fund's return totaling -12.6%. None of the invested countries had a positive contribution to the Fund's return during the period covered by this report. The total currency effect to the Fund during the period report was -3.1%.

-----------------------------
Nasdaq(R) and ISE BICK(TM) Index are registered trademarks and service marks of
Nasdaq, Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
FIRST TRUST BICK INDEX FUND (BICK) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    22.2%
Consumer Discretionary                        21.5
Information Technology                        14.6
Utilities                                      7.9
Health Care                                    7.9
Energy                                         5.8
Industrials                                    5.7
Communication Services                         5.3
Materials                                      5.1
Consumer Staples                               2.9
Real Estate                                    1.1
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Azure Power Global Ltd.                        3.6%
Dr. Reddy's Laboratories Ltd., ADR             2.3
WNS (Holdings) Ltd., ADR                       2.3
State Bank of India, GDR                       2.3
ICICI Bank Ltd., ADR                           2.2
HDFC Bank Ltd., ADR                            2.2
Wipro Ltd., ADR                                2.2
Infosys Ltd., ADR                              2.2
MakeMyTrip Ltd.                                2.2
ReNew Energy Global PLC, Class A               2.1
                                             ------
  Total                                       23.6%
                                             ======


                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          SEPTEMBER 30, 2012 - SEPTEMBER 30, 2022

            First Trust BICK     ISE BICK(TM)     MSCI ACWI        MSCI Emerging
            Index Fund           Index            Index            Markets Index
            ----------------     ------------     ------------     -------------
9/30/12     $10,000              $10,000          $10,000          $10,000
3/31/13      10,182               10,176           10,955           10,364
9/30/13      10,069               10,159           11,773           10,098
3/31/14      10,576               10,719           12,771           10,238
9/30/14      10,867               11,077           13,106           10,532
3/31/15      10,203               10,476           13,464           10,282
9/30/15       8,243                8,412           12,233            8,500
3/31/16       8,865                9,128           12,879            9,045
9/30/16      10,220               10,519           13,696            9,927
3/31/17      11,087               11,466           14,816           10,602
9/30/17      12,994               13,518           16,250           12,156
3/31/18      13,944               14,482           17,004           13,227
9/30/18      12,109               12,760           17,839           12,058
3/31/19      12,592               13,342           17,459           12,264
9/30/19      11,895               12,632           18,085           11,817
3/31/20       9,581               10,280           15,494           10,098
9/30/20      13,568               14,561           19,975           13,062
3/31/21      17,484               18,907           23,956           15,992
9/30/21      16,050               17,497           25,455           15,440
3/31/22      14,809               16,244           25,699           14,174
9/30/22      11,493               12,624           20,195           11,099


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 21


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX NEXTG ETF (NXTG)

The First Trust Indxx NextG ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx 5G & NextG Thematic Index(SM) (the
"Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "NXTG." The Fund will normally invest at least 90%
of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, Inc.
(the "Index Provider"). According to the Index Provider, the Index is designed to track the performance of companies that have devoted, or have committed to devote, material resources to the research, development and application of fifth generation (5G) and next generation digital cellular technologies as they emerge.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (2/17/11)     Ended     Ended     (2/17/11)
                                                9/30/22   9/30/22   9/30/22    to 9/30/22   9/30/22   9/30/22    to 9/30/22
FUND PERFORMANCE
NAV                                             -24.71%    3.59%     10.67%       6.82%     19.31%    175.72%     115.22%
Market Price                                    -24.84%    3.55%     10.65%       6.80%     19.08%    175.11%     114.76%

INDEX PERFORMANCE
Indxx 5G & NextG Thematic
   Index(SM) (1) (2)                            -24.04%     N/A       N/A         N/A         N/A       N/A         N/A
MSCI ACWI Information
   Technology Index                             -26.63%   12.57%     14.62%      13.00%     80.75%    291.49%     313.63%
MSCI ACWI Index                                 -20.66%    4.44%      7.28%       6.20%     24.27%    101.95%     101.02%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

(1)   On May 30, 2019, the Fund's underlying index changed from the Nasdaq CTA
      Smartphone Index(SM) to the Indxx 5G & NextG Thematic Index(SM).
      Therefore, the Fund's performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

PERFORMANCE REVIEW

The Fund generated a NAV return of -24.71% during the 12-month period covered by this report. During the same period, the MSCI ACWI Information Technology Index
(the "Benchmark") generated a return of -26.63%. The industry with the greatest allocation in the Fund during the period was the Semiconductors & Semiconductor
Equipment industry. This industry received an average weight of 23.2% and contributed -6.9% to the Fund's overall return. This contribution was the worst of any industry during the period. There was no industry in the Fund that had a positive contribution to the Fund's return during the period. The IT Services industry caused a -4.4% return, the second worst contribution for the period.
Even the Entertainment industry, for which Warner Brothers was the lone representative in the Fund, had a slightly negative contribution to the Fund's return of -0.1% during the period. The total currency effect to the Fund over the period covered by this report was -7.0%.

-----------------------------
Indxx and Indxx 5G & NextG Thematic Index(SM) ("Index") are trademarks of Indxx,
Inc. ("Indxx") and have been licensed for use for certain purposes by First
Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product.
The Index is determined, composed and calculated by Indxx without regard to
First Trust or the Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX NEXTG ETF (NXTG) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        61.2%
Communication Services                        29.1
Real Estate                                    6.3
Consumer Discretionary                         2.1
Industrials                                    1.3
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Arista Networks, Inc.                          1.8%
Keysight Technologies, Inc.                    1.7
Delta Electronics, Inc.                        1.5
Apple, Inc.                                    1.5
Amdocs Ltd.                                    1.5
Nippon Telegraph & Telephone Corp.             1.4
Microchip Technology, Inc.                     1.4
SoftBank Corp.                                 1.4
Cisco Systems, Inc.                            1.4
Infosys Ltd., ADR                              1.4
                                             ------
  Total                                       15.0%
                                             ======


                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                             SEPTEMBER 30, 2012 - SEPTEMBER 30, 2022

                 First Trust              MSCI ACWI Information     MSCI ACWI
                 Indxx NextG ETF          Technology Index          Index
                 --------------------     ---------------------     -------------
9/30/12          $10,000                  $10,000                   $10,000
3/31/13           11,558                   10,197                    10,955
9/30/13           14,061                   11,126                    11,773
3/31/14           15,525                   12,640                    12,771
9/30/14           16,334                   13,725                    13,106
3/31/15           17,835                   14,656                    13,464
9/30/15           15,623                   13,561                    12,233
3/31/16           16,781                   14,940                    12,879
9/30/16           18,686                   16,663                    13,696
3/31/17           21,106                   18,664                    14,816
9/30/17           23,113                   21,660                    16,250
3/31/18           24,255                   24,123                    17,004
9/30/18           23,159                   26,608                    17,839
3/31/19           22,826                   26,201                    17,459
9/30/19           23,570                   28,289                    18,086
3/31/20           21,939                   27,958                    15,494
9/30/20           28,040                   40,958                    19,973
3/31/21           34,643                   48,007                    23,954
9/30/21           36,624                   53,364                    25,455
3/31/22           36,880                   53,908                    25,699
9/30/22           27,572                   39,149                    20,195


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 23


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ)

The First Trust S-Network Future Vehicles & Technology ETF (the "Fund"),
formerly First Trust NASDAQ Global Auto Index Fund, seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the S-Network Electric & Future Vehicle
Ecosystem Index (the "Index"). The shares of the Fund are listed and trade on
The Nasdaq Stock Market LLC under the ticker symbol "CARZ." The Fund will normally invest at least 90% of its net assets (including investment borrowings)
in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by S-Network
Global Indexes, Inc. (the "Index Provider"). According to the Index Provider, to
be eligible for inclusion in the Index a company must be listed on a major recognized stock exchange and engaged in one of the following sectors: (a)
electric and autonomous vehicle manufacturing; (b) enabling technologies; or (c)
enabling materials.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended      (5/9/11)     Ended     Ended      (5/9/11)
                                                9/30/22   9/30/22   9/30/22    to 9/30/22   9/30/22   9/30/22    to 9/30/22
FUND PERFORMANCE
NAV                                             -28.66%    2.17%     7.12%       4.48%      11.35%     98.99%      64.81%
Market Price                                    -28.75%    2.18%     7.19%       4.51%      11.38%    100.31%      65.22%

INDEX PERFORMANCE
S-Network Electric & Future
   Vehicle Ecosystem Index(1) (2)               -30.06%     N/A       N/A         N/A         N/A       N/A         N/A
MSCI World Index                                -19.63%    5.30%     8.11%       7.09%      29.47%    118.09%     118.30%
NASDAQ Global Auto Index(SM) (1)                -25.71%    3.83%     8.44%       5.78%      20.65%    124.77%      89.67%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

(1)   On January 26, 2022, the Fund's underlying index changed from the Nasdaq
      Global Auto Index(SM) to the S-Network Electric & Future Vehicle Ecosystem
      Index. Therefore, the Fund's performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

PERFORMANCE REVIEW

The Fund generated a NAV return of -28.66% during the 12-month period covered by this report. During the same period, the MSCI World Index (the "Benchmark")
generated a return of -19.63%. During the same period, the Fund allocated 47.1%
of the Fund's assets to the Automobiles industry, which caused a -5.6%
contribution to the Fund's return. The Fund also allocated 26.0% to the
Semiconductors & Semiconductor Equipment industry, and investments in this industry contributed -13.2% to the Fund's overall return. These two industries carried the most weight, by far, of any industry in the Fund and had the most significantly negative contribution to the Fund's overall return for the period covered by this report. No industry had a positive contribution to the Fund's during the period. The total currency effect to the Fund over the period covered in this report was -5.2%.

-----------------------------
S-Network and S-Network Electric & Future Vehicle Ecosystem Index ("Index") are
service marks of S-Network Global Indexes, Inc. and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc. or its affiliates (collectively,
"S-Network"). S-Network makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        53.0%
Consumer Discretionary                        27.3
Industrials                                    7.4
Materials                                      7.4
Communication Services                         4.9
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Tesla, Inc.                                    5.6%
Apple, Inc.                                    4.9
Microsoft Corp.                                4.5
Taiwan Semiconductor Manufacturing
   Co., Ltd., ADR                              4.4
QUALCOMM, Inc.                                 4.3
Samsung Electronics Co., Ltd.                  4.2
Alphabet, Inc., Class A                        4.1
NVIDIA Corp.                                   3.9
Intel Corp.                                    3.5
Texas Instruments, Inc.                        3.2
                                             ------
  Total                                       42.6%
                                             ======


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         SEPTEMBER 30, 2012 - SEPTEMBER 30, 2022

           First Trust S-Network Future     MSCI World     Nasdaq Global
           Vehicles & Technology ETF        Index          Auto Index(SM)
           ----------------------------     ----------     --------------------
9/30/12    $10,000                          $10,000        $10,000
3/31/13     12,328                           11,042         12,326
9/30/13     15,944                           12,021         16,093
3/31/14     16,413                           13,146         16,635
9/30/14     15,799                           13,486         16,063
3/31/15     16,944                           13,938         17,301
9/30/15     14,158                           12,801         14,465
3/31/16     14,277                           13,458         14,714
9/30/16     14,475                           14,255         14,870
3/31/17     15,804                           15,445         16,412
9/30/17     17,871                           16,844         18,626
3/31/18     18,352                           17,533         19,088
9/30/18     16,519                           18,738         17,366
3/31/19     15,077                           18,249         15,909
9/30/19     15,035                           19,083         15,949
3/31/20     11,343                           16,355         12,125
9/30/20     18,542                           21,069         19,890
3/31/21     27,328                           25,193         29,469
9/30/21     27,893                           27,143         30,253
3/31/22     28,160                           27,743         27,748
9/30/22     19,898                           21,809         22,477


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 25


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

The First Trust Cloud Computing ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE CTA Cloud Computing Index(TM) (the
"Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "SKYY." The Fund will normally invest at least 90%
of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. (the "Index
Provider"). According to the Index Provider, the Index is designed to track the performance of companies involved in the cloud computing industry. To be eligible for inclusion in the Index, a security must be issued by a "cloud computing" company as classified by the Consumer Technology Association ("CTA").
A cloud computing company is a company engaged in one or more of the following activities: Infrastructure-as-a-Service, Platform-as-a-Service or
Software-as-a-Service. According to the Index Provider, in order to be eligible for inclusion in the Index, a security's issuer must not be identified by the
U.S. Securities and Exchange Commission as having used to audit its financial statements an accounting firm that has been identified by the Public Company
Accounting Oversight Board ("PCAOB") under the Holding Foreign Companies
Accountable Act ("HFCAA").


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended      (7/5/11)     Ended     Ended      (7/5/11)
                                                9/30/22   9/30/22   9/30/22    to 9/30/22   9/30/22   9/30/22    to 9/30/22
FUND PERFORMANCE
NAV                                             -42.32%    8.14%     12.18%      10.63%      47.89%   215.64%     211.35%
Market Price                                    -42.30%    8.16%     12.15%      10.64%      48.01%   214.79%     211.45%

INDEX PERFORMANCE
ISE CTA Cloud Computing Index(TM) (1)           -42.02%    8.83%     12.80%      11.25%      52.66%   233.40%     231.24%
S&P 500(R) Index                                -15.47%    9.24%     11.70%      11.35%      55.55%   202.44%     234.75%
S&P Composite 1500(R) Information
   Technology Index                             -20.06%   16.27%     16.86%      16.48%     112.51%   375.06%     455.54%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

(1)   On June 24, 2019, the Fund's underlying index changed its methodology and changed its name from "ISE Cloud Computing(TM) Index" to "ISE CTA Cloud
      Computing Index(TM)."

PERFORMANCE REVIEW

The Fund generated a NAV return of -42.32% during the 12-month period covered by this report. During the same period, the S&P 500(R) Index (the "Benchmark")
generated a return of -15.47%. The Fund allocated the greatest weight to the
Information Technology sector. Investments in this sector received an allocation of 85.8%. This sector created the largest drag on the Fund's return at -36.9%
for the period. No sector generated a positive contribution to the Fund's return during the period.

-----------------------------
Nasdaq(R) and ISE CTA Cloud Computing Index(TM) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The
Fund is not issued, endorsed, sold or promoted by the Corporations. THE
CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CLOUD COMPUTING ETF (SKYY) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        88.4%
Communication Services                         7.4
Consumer Discretionary                         3.6
Health Care                                    0.6
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Pure Storage, Inc., Class A                    3.9%
Arista Networks, Inc.                          3.9
International Business Machines Corp.          3.8
Rackspace Technology, Inc.                     3.7
Amazon.com, Inc.                               3.7
Microsoft Corp.                                3.7
Alphabet, Inc., Class A                        3.6
DigitalOcean Holdings, Inc.                    3.5
Oracle Corp.                                   3.4
Lumen Technologies, Inc.                       2.5
                                             ------
  Total                                       35.7%
                                             ======


                                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                         SEPTEMBER 30, 2012 - SEPTEMBER 30, 2022

            First Trust Cloud         ISE CTA Cloud               S&P 500(R)     S&P Composite 1500(R)
            Computing ETF             Computing Index(TM)         Index          Information Technology Index
            ---------------------     -----------------------     ----------     ----------------------------
9/30/12     $10,000                   $10,000                     $10,000        $10,000
3/31/13      10,676                    10,711                      11,019          9,989
9/30/13      12,382                    12,458                      11,934         10,875
3/31/14      13,574                    13,703                      13,427         12,531
9/30/14      13,768                    13,944                      14,289         13,812
3/31/15      14,751                    14,984                      15,136         14,753
9/30/15      14,186                    14,449                      14,201         14,150
3/31/16      14,992                    15,348                      15,407         15,798
9/30/16      17,349                    17,814                      16,393         17,379
3/31/17      19,658                    20,062                      18,052         19,816
9/30/17      21,341                    21,845                      19,444         22,356
3/31/18      24,704                    25,366                      20,580         25,135
9/30/18      28,983                    29,863                      22,928         29,152
3/31/19      29,681                    30,696                      22,534         28,884
9/30/18      29,147                    30,272                      23,904         31,596
3/31/20      28,235                    29,397                      20,961         31,492
9/30/20      40,673                    42,482                      27,524         45,789
3/31/21      49,658                    52,032                      32,773         52,868
9/30/21      54,732                    57,511                      35,783         59,416
3/31/22      47,321                    49,891                      37,902         63,350
9/30/22      31,564                    33,340                      30,244         47,506


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 27


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

First Trust International Equity Opportunities ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the IPOX(R) International Index (the "Index").
The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FPXI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by IPOX(R)
Schuster LLC (the "Index Provider"). According to the Index Provider, the Index
is a market-cap weighted portfolio measuring the performance of the top 50 companies domiciled outside the United States ranked quarterly by market capitalization in the IPOX(R) Global Composite Index (the "Base Index") and
represents, on average, 25% of the total market capitalization of the Base
Index, a fully market capitalization-weighted index constructed and managed to provide a broad and objective view of global aftermarket performance of initial public offerings and spin-offs in all world countries (both developed and emerging market countries).


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL           CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                                                     1 Year    5 Years   Inception    5 Years    Inception
                                                                      Ended     Ended    (11/4/14)     Ended     (11/4/14)
                                                                     9/30/22   9/30/22   to 9/30/22   9/30/22    to 9/30/22
FUND PERFORMANCE
NAV                                                                  -43.78%    1.55%      3.28%        7.99%      29.06%
Market Price                                                         -43.68%    1.43%      3.27%        7.35%      28.95%

INDEX PERFORMANCE
IPOX(R) International Index                                          -43.12%    2.52%      4.18%       13.25%      38.20%
MSCI ACWI ex USA Index                                               -25.17%   -0.81%      1.48%       -4.00%      12.29%
MSCI World ex USA Index                                              -23.91%   -0.39%      1.78%       -1.96%      14.92%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -43.78% during the 12-month period covered by this report. During the same period, the MSCI World ex USA Index (the
"Benchmark") generated a return of -23.91%. During the same period, the Consumer
Discretionary sector received the greatest allocation and created the greatest drag on the Fund's return. With an average weight of 20.4%, this sector returned
-47.8% and contributed -10.2% to the Fund's total return during the period. The greatest contribution to the Fund's return came from investments in the Energy sector. This sector received an allocation of 9.0%, returned 10.3%, and contributed 0.9% to the Fund's total return for the period. The Fund's currency exposure caused -7.0% of underperformance during the period covered by this report.

-----------------------------
IPOX(R) and IPOX(R) International Index ("Index") are registered international trademarks and service marks of IPOX(R) Schuster LLC ("IPOX") and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                        21.5%
Financials                                    16.1
Utilities                                     11.4
Communication Services                        10.1
Information Technology                         9.1
Health Care                                    8.5
Industrials                                    8.3
Consumer Staples                               6.6
Energy                                         6.2
Materials                                      2.2
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Intact Financial Corp.                         8.2%
SoftBank Corp.                                 7.0
Pinduoduo, Inc., ADR                           5.5
Saudi Arabian Oil Co.                          5.1
Gulf Energy Development PCL                    4.7
Prosus N.V.                                    4.6
Corp ACCIONA Energias Renovables S.A.          4.5
TDK Corp.                                      4.4
Astellas Pharma, Inc.                          3.8
Asset World Corp. PCL                          3.4
                                             ------
  Total                                       51.2%
                                             ======


                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    NOVEMBER 4, 2014 - SEPTEMBER 30, 2022

            First Trust International     IPOX(R) International     MSCI ACWI        MSCI World
            Equity Opportunities ETF      Index                     ex USA Index     ex USA Index
            -------------------------     ---------------------     ------------     ------------
11/4/14     $10,000                       $10,000                   $10,000          $10,000
3/31/15       9,798                         9,813                    10,137           10,252
9/30/15       8,526                         8,522                     8,950            9,212
3/31/16       8,864                         8,954                     9,206            9,386
9/30/16       9,432                         9,523                     9,779            9,872
3/31/17       9,913                        10,072                    10,415           10,506
9/30/17      11,952                        12,204                    11,696           11,722
3/31/18      12,949                        13,217                    12,118           11,951
9/30/18      12,352                        12,713                    11,903           12,036
3/31/19      12,308                        12,716                    11,625           11,594
9/30/19      12,920                        13,403                    11,756           11,922
3/31/20      13,086                        13,684                     9,815            9,866
9/30/20      20,185                        21,054                    12,109           11,940
3/31/21      23,365                        24,630                    14,664           14,391
9/30/21      22,956                        24,297                    15,005           15,104
3/31/22      17,567                        18,788                    14,447           14,829
9/30/22      12,906                        13,820                    11,230           11,492


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 29


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

The First Trust Nasdaq Cybersecurity ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq CTA Cybersecurity Index(TM) (the
"Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "CIBR." The Fund will normally invest at least 90%
of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned by Nasdaq, Inc. (the "Index Provider"). The Index Provider
and the Consumer Technology Association ("CTA") have jointly developed the eligibility and selection criteria and rules for the Index. According to the
Index Provider and CTA, the Index includes securities of companies classified as
"cybersecurity" companies by the CTA. Effective September 19, 2022, according to the Index Provider, in order to be eligible for inclusion in the Index, a company must have a minimum market capitalization of $500 million. Additionally, effective September 19, 2022, according to the Index Provider, the weighting methodology described in the Fund's prospectus and summary prospectus will change to be based on free float market capitalization instead of liquidity, and a minimum security weight of 0.25% will be implemented. The Index will cap the weighting of the securities with the five largest free float market capitalizations at 6% each. The excess weight of any capped security will be distributed proportionally across the securities of the remaining constituent companies. The securities of the remaining companies will be capped at 3%. Any security of those remaining constituent companies with a weight in excess of 3%
will have that excess weight redistributed proportionally across the securities of any remaining companies. No security may be weighted less than 0.25%.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL           CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                                                     1 Year    5 Years   Inception    5 Years    Inception
                                                                      Ended     Ended     (7/6/15)     Ended      (7/6/15)
                                                                     9/30/22   9/30/22   to 9/30/22   9/30/22    to 9/30/22
FUND PERFORMANCE
NAV                                                                  -20.53%   12.69%      10.17%      81.69%     101.54%
Market Price                                                         -20.55%   12.69%      10.16%      81.76%     101.43%

INDEX PERFORMANCE
Nasdaq CTA Cybersecurity Index(TM)                                   -19.96%   13.49%      10.97%      88.29%     112.34%
S&P 500(R) Index                                                     -15.47%    9.24%       9.95%      55.55%      98.65%
S&P Composite 1500(R) Information Technology Index                   -20.06%   16.27%      17.47%     112.51%     220.56%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -20.53% during the 12-month period covered by this report. During the same period, the S&P Composite 1500(R) Information
Technology Index (the "Benchmark") generated a return of -20.06%. The Software industry carried more weight than any other industry with a 56.3% allocation in the Fund and contributed -10.1% to the Fund's return, which was also the greatest drag on the Fund's performance during the period. The greatest contribution to the Fund's performance came from investments in the Aerospace &
Defense industry, which received a 2.5% weight and contributed 0.6% to the
Fund's return. The Fund's currency exposure caused -1.2% of underperformance during the period covered by this report.

-----------------------------
Nasdaq(R) and Nasdaq CTA Cybersecurity Index(TM) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The
Fund is not issued, endorsed, sold or promoted by the Corporations. THE
CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        87.5%
Industrials                                   12.5
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Infosys Ltd., ADR                              6.0%
Crowdstrike Holdings, Inc., Class A            6.0
Cisco Systems, Inc.                            5.9
Broadcom, Inc.                                 5.9
Palo Alto Networks, Inc.                       5.9
CyberArk Software Ltd.                         3.5
Zscaler, Inc.                                  3.4
Fortinet, Inc.                                 3.4
Science Applications International Corp.       3.2
Booz Allen Hamilton Holding Corp.              3.2
                                             ------
  Total                                       46.4%
                                             ======


                                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                            JULY 6, 2015 - SEPTEMBER 30, 2022

            First Trust Nasdaq        Nasdaq CTA                  S&P 500(R)     S&P Composite 1500(R)
            Cybersecurity ETF         Cybersecurity Index(TM)     Index          Information Technology Index
            ---------------------     -----------------------     ----------     ----------------------------
7/6/15      $10,000                   $10,000                     $10,000        $10,000
9/30/15       8,575                     8,585                       9,328          9,547
3/31/16       8,595                     8,645                      10,120         10,659
9/30/16      10,018                    10,113                      10,768         11,726
3/31/17      10,993                    11,137                      11,858         13,370
9/30/17      11,093                    11,276                      12,772         15,084
3/31/18      12,713                    12,943                      13,518         16,959
9/30/18      14,475                    14,808                      15,060         19,669
3/31/19      14,271                    14,642                      14,801         19,488
9/30/19      14,074                    14,493                      15,701         21,318
3/31/20      13,318                    13,794                      13,767         21,250
9/30/20      18,050                    18,758                      18,077         30,898
3/31/21      21,665                    22,591                      21,525         35,674
9/30/21      25,359                    26,529                      23,501         40,098
3/31/22      27,647                    29,091                      24,893         42,751
9/30/22      20,154                    21,234                      19,865         32,056


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 31


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

The First Trust IPOX(R) Europe Equity Opportunities ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the IPOX(R)-100 Europe Index
(the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock
Market LLC under the ticker symbol "FPXE." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned, developed, maintained and sponsored by IPOX(R) Schuster LLC. (the "Index
Provider"). According to the Index Provider, the Index seeks to measure the performance of the equity securities of the 100 largest and typically most liquid initial public offerings ("IPOs") (including spin-offs and equity carve-outs) of companies that are economically tied to Europe.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL        CUMULATIVE
                                                                                         TOTAL RETURNS        TOTAL RETURNS
                                                                                           Inception            Inception
                                                                      1 Year Ended         (10/4/18)            (10/4/18)
                                                                        9/30/22            to 9/30/22          to 9/30/22
FUND PERFORMANCE
NAV                                                                     -42.95%              -2.04%              -7.88%
Market Price                                                            -43.35%              -2.20%              -8.48%

INDEX PERFORMANCE
IPOX(R)-100 Europe Index                                                -42.02%              -0.71%              -2.78%
MSCI Europe Index                                                       -24.80%              -1.07%              -4.20%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -42.95% during the 12-month period covered by this report. During the same period, the MSCI Europe Index (the "Benchmark")
generated a return of -24.80%. During the same period, the Fund allocated 19.2%
to the Health Care Sector, which was more weight than given to any other sector.
Investments in the Health Care sector returned -43.8% during the period, contributing -8.4% to the Fund's return. Investments in the Information
Technology sector caused the greatest drag on the portfolio. This sector received a 16.5% allocation, returned -55.1% during the period and contributed
-10.0% to the Fund's total return. No sector contributed positively to the
Fund's return during the period. The Fund's currency exposure caused -11.0%
performance during the period covered by this report.

-----------------------------
IPOX(R) and IPOX(R)-100 Europe Index ("Index") are registered international trademarks of IPOX(R) Schuster LLC ("IPOX") and have been licensed for use by
First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and
IPOX makes no representation regarding the advisability of trading in such Fund.
IPOX(R) is an international trademark of IPOX Schuster LLC. Index of Initial
Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Energy                                        16.6%
Health Care                                   14.6
Industrials                                   13.3
Consumer Discretionary                        12.7
Financials                                    11.8
Utilities                                     10.5
Consumer Staples                               6.4
Information Technology                         5.8
Communication Services                         5.0
Materials                                      2.9
Real Estate                                    0.4
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Prosus N.V.                                    8.2%
BP PLC                                         6.5
Corp ACCIONA Energias
   Renovables S.A.                             5.1
Haleon PLC                                     4.5
Swedish Orphan Biovitrum AB                    3.7
NatWest Group PLC                              3.1
SolarEdge Technologies, Inc.                   2.7
Arch Capital Group Ltd.                        2.6
BioNTech SE, ADR                               2.6
Argenx SE, ADR                                 2.5
                                             ------
  Total                                       41.5%
                                             ======

                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        OCTOBER 4, 2018 - SEPTEMBER 30, 2022

                First Trust IPOX(R)
                Europe Equity             IPOX(R)-100      MSCI Europe
                Opportunities ETF         Europe Index     Index
                ---------------------     ------------     ----------
10/4/18         $10,000                   $10,000          $10,000
3/31/19           9,715                     9,769            9,836
9/30/19          10,132                    10,255           10,091
3/31/20           9,587                     9,800            8,311
9/30/20          13,003                    13,352           10,011
3/31/21          14,757                    15,217           12,046
9/30/21          16,147                    16,766           12,739
3/31/22          13,283                    13,986           12,469
9/30/22           9,212                     9,722            9,580


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 33


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

The First Trust Dow Jones International Internet ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Dow Jones International
Internet Index (the "Index"). The shares of the Fund are listed and trade on The
Nasdaq Stock Market LLC under the ticker symbol "FDNI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is developed, maintained and sponsored by S&P Dow Jones Indices LLC (the "Index
Provider"). According to the Index Provider, the Index is designed to measure the performance of securities of non-US issuers whose primary business focus is
Internet-related.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL        CUMULATIVE
                                                                                         TOTAL RETURNS        TOTAL RETURNS
                                                                                           Inception            Inception
                                                                      1 Year Ended         (11/5/18)            (11/5/18)
                                                                        9/30/22            to 9/30/22          to 9/30/22
FUND PERFORMANCE
NAV                                                                     -51.23%              0.65%                2.58%
Market Price                                                            -50.69%              0.89%                3.53%

INDEX PERFORMANCE
Dow Jones International Internet Index                                  -50.46%              1.66%                6.65%
MSCI ACWI ex-USA Information
   Technology Index                                                     -39.27%              6.75%               29.02%
MSCI ACWI ex-USA Index                                                  -25.17%              0.27%                1.07%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 36.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -51.23% during the 12-month period covered by this report. During the same period, the MSCI ACWI ex-USA Information Technology
Index (the "Benchmark") generated a return of -39.27%. During the same period, the Fund was most heavily weighted towards the Consumer Discretionary sector.
This sector received an allocation of 42.0% and contributed -15.1% to the Fund's overall return. The Communication Services sector contributed -19.9% to the
Fund's return, the most negative of any other sector in the Fund during the same period. No sector contributed positively to the Fund's total return. The Fund's currency exposure caused -4.9% of underperformance during the period covered by this report.

-----------------------------
Dow Jones International Internet Index ("Index") is a product of S&P Dow Jones
Indices LLC or its affiliates ("SPDJI") and has been licensed for use by First
Trust. S&P(R) is a registered trademark of Standard & Poor's Financial Services
LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark
Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by
SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                        49.2%
Communication Services                        33.3
Information Technology                        15.5
Health Care                                    1.5
Financials                                     0.5
                                             ------
  Total                                      100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Meituan, Class B                              10.8%
Alibaba Group Holding Ltd., ADR               10.1
Tencent Holdings Ltd.                          9.8
Prosus N.V.                                    7.9
JD.com, Inc., ADR                              6.6
Adyen N.V.                                     4.9
Pinduoduo, Inc., ADR                           4.3
Baidu, Inc., ADR                               4.2
Shopify, Inc., Class A                         4.0
Atlassian Corp. PLC, Class A                   3.9
                                             ------
  Total                                       66.5%
                                             ======


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      NOVEMBER 5, 2018 - SEPTEMBER 30, 2022

                                                               MSCI All Country
                First Trust                 Dow Jones          World ex-USA         MSCI All
                Dow Jones International     International      Information          Country World
                Internet ETF                Internet Index     Technology Index     ex-USA Index
                -----------------------     --------------     ----------------     -------------
11/5/18         $10,000                     $10,000            $10,000              $10,000
3/31/19          11,275                      11,318             10,863               10,463
9/30/19          10,907                      10,977             11,546               10,581
3/31/20          11,865                      12,008             11,000                8,834
9/30/20          20,535                      20,785             15,539               10,899
3/31/21          23,574                      24,042             20,050               13,199
9/30/21          21,033                      21,527             21,243               13,505
3/31/22          13,770                      14,322             18,976               13,003
9/30/22          10,258                      10,665             12,902               10,107


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 35


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. For certain Funds, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
SEPTEMBER 30, 2022 (UNAUDITED)

As a shareholder of First Trust STOXX(R) European Select Dividend Index Fund,
First Trust Alerian Disruptive Technology Real Estate ETF, First Trust Dow Jones
Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First
Trust Alerian U.S. NextGen Infrastructure ETF, First Trust NASDAQ(R) Clean
Edge(R) Smart Grid Infrastructure Index Fund, First Trust Indxx Global Natural
Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK
Index Fund, First Trust Indxx NextG ETF, First Trust S-Network Future Vehicles &
Technology ETF, First Trust Cloud Computing ETF, First Trust International
Equity Opportunities ETF, First Trust Nasdaq Cybersecurity ETF, First Trust
IPOX(R) Europe Equity Opportunities ETF or First Trust Dow Jones International
Internet ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses.
This Example is intended to help you understand your ongoing costs (in U.S.
dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE      DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH        SIX-MONTH
                                                   APRIL 1, 2022    SEPTEMBER 30, 2022     PERIOD (a)       PERIOD (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)
Actual                                               $1,000.00          $  743.30             0.59%            $2.58
Hypothetical (5% return before expenses)             $1,000.00          $1,022.11             0.59%            $2.99

FIRST TRUST ALERIAN DISRUPTIVE TECHNOLOGY REAL ESTATE ETF (DTRE)
Actual                                               $1,000.00          $  732.10             0.60%            $2.61
Hypothetical (5% return before expenses)             $1,000.00          $1,022.06             0.60%            $3.04

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)
Actual                                               $1,000.00          $  761.80             0.56%            $2.47
Hypothetical (5% return before expenses)             $1,000.00          $1,022.26             0.56%            $2.84

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)
Actual                                               $1,000.00          $  778.60             0.60%            $2.68
Hypothetical (5% return before expenses)             $1,000.00          $1,022.06             0.60%            $3.04

FIRST TRUST ALERIAN U.S. NEXTGEN INFRASTRUCTURE ETF (RBLD)
Actual                                               $1,000.00          $  810.10             0.68%            $3.09
Hypothetical (5% return before expenses)             $1,000.00          $1,021.66             0.68%            $3.45


                                                                         Page 37


FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
SEPTEMBER 30, 2022 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE      DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH        SIX-MONTH
                                                   APRIL 1, 2022    SEPTEMBER 30, 2022     PERIOD (a)       PERIOD (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)
Actual                                               $1,000.00          $  807.90             0.59%            $2.67
Hypothetical (5% return before expenses)             $1,000.00          $1,022.11             0.59%            $2.99

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)
Actual                                               $1,000.00          $  783.90             0.70%            $3.13
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%            $3.55

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)
Actual                                               $1,000.00          $  807.20             0.70%            $3.17
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%            $3.55

FIRST TRUST BICK INDEX FUND (BICK)
Actual                                               $1,000.00          $  776.10             0.64%            $2.85
Hypothetical (5% return before expenses)             $1,000.00          $1,021.86             0.64%            $3.24

FIRST TRUST INDXX NEXTG ETF (NXTG)
Actual                                               $1,000.00          $  747.60             0.70%            $3.07
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%            $3.55

FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ)
Actual                                               $1,000.00          $  706.60             0.70%            $2.99
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%            $3.55

FIRST TRUST CLOUD COMPUTING ETF (SKYY)
Actual                                               $1,000.00          $  667.10             0.60%            $2.51
Hypothetical (5% return before expenses)             $1,000.00          $1,022.06             0.60%            $3.04

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)
Actual                                               $1,000.00          $  734.70             0.70%            $3.04
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%            $3.55

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)
Actual                                               $1,000.00          $  729.00             0.60%            $2.60
Hypothetical (5% return before expenses)             $1,000.00          $1,022.06             0.60%            $3.04

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)
Actual                                               $1,000.00          $  693.50             0.70%            $2.97
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%            $3.55

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)
Actual                                               $1,000.00          $  745.00             0.65%            $2.84
Hypothetical (5% return before expenses)             $1,000.00          $1,021.81             0.65%            $3.29


(a)   These expense ratios reflect expense caps for certain Funds. See Note 3 in the Notes to Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (April 1,
      2022 through September 30, 2022), multiplied by 183/365 (to reflect the six-month period).


FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 98.5%
               BELGIUM -- 5.4%
       137,325 Ageas S.A./N.V. (b)             $     5,008,459
       351,647 Proximus SADP (b)                     3,645,886
                                               ---------------
                                                     8,654,345
                                               ---------------
               DENMARK -- 4.8%
         4,363 AP Moller - Maersk A/S,
                  Class A (b)                        7,708,386
                                               ---------------
               FINLAND -- 2.5%
       301,420 Fortum OYJ (b)                        4,050,183
                                               ---------------
               FRANCE -- 23.8%
       134,778 BNP Paribas S.A. (b)                  5,692,901
        72,090 Covivio (b)                           3,472,824
       711,247 Credit Agricole S.A. (b)              5,773,903
       857,299 Electricite de France S.A. (b)        9,942,445
       584,620 Orange S.A. (b)                       5,287,598
       231,785 Rubis SCA (b)                         4,823,472
       225,976 SCOR SE (b)                           3,267,009
                                               ---------------
                                                    38,260,152
                                               ---------------
               GERMANY -- 15.5%
        25,050 Allianz SE (b)                        3,946,221
        96,709 Bayerische Motoren Werke AG
                  (Preference Shares) (b)            6,280,088
       169,629 Covestro AG (b) (c) (d)               4,849,957
       165,765 Evonik Industries AG (b)              2,776,162
       112,644 Mercedes-Benz Group AG (b)            5,696,050
       178,400 TAG Immobilien AG (b)                 1,423,724
                                               ---------------
                                                    24,972,202
                                               ---------------
               ITALY -- 7.4%
       318,355 Assicurazioni Generali
                  S.p.A. (b)                         4,346,907
       484,073 Poste Italiane
                  S.p.A. (b) (c) (d)                 3,657,162
       978,562 Snam S.p.A. (b)                       3,955,268
                                               ---------------
                                                    11,959,337
                                               ---------------
               NETHERLANDS -- 7.9%
       179,240 ASR Nederland N.V. (b)                6,890,476
       151,619 NN Group N.V. (b)                     5,897,038
                                               ---------------
                                                    12,787,514
                                               ---------------
               SPAIN -- 5.0%
       359,812 ACS Actividades de
                  Construccion y Servicios
                  S.A. (b)                           8,084,712
                                               ---------------
               SWEDEN -- 2.0%
       380,852 Tele2 AB, Class B (b)                 3,286,591
                                               ---------------
               SWITZERLAND -- 6.4%
       142,828 Holcim AG (b)                         5,853,170
        11,091 Zurich Insurance Group AG (b)         4,421,437
                                               ---------------
                                                    10,274,607
                                               ---------------
               UNITED KINGDOM -- 17.8%
       781,205 IG Group Holdings PLC (b)             6,620,502
     2,675,086 Legal & General Group
                  PLC (b)                            6,385,350

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               UNITED KINGDOM (CONTINUED)
       193,132 Rio Tinto PLC (b)               $    10,449,530
       306,763 SSE PLC (b)                           5,179,977
                                               ---------------
                                                    28,635,359
                                               ---------------
               TOTAL COMMON STOCKS
                  -- 98.5%                         158,673,388
               (Cost $214,369,472)             ---------------

               MONEY MARKET FUNDS -- 0.1%
       166,388 Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.77% (e)                    166,388
               (Cost $166,388)                 ---------------

               TOTAL INVESTMENTS -- 98.6%          158,839,776
               (Cost $214,535,860)
               NET OTHER ASSETS AND
                  LIABILITIES -- 1.4%                2,210,657
                                               ---------------
               NET ASSETS -- 100.0%            $   161,050,433
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $158,673,388 or 98.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   Rate shown reflects yield as of September 30, 2022.

                        See Notes to Financial Statements                Page 39


FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
Euro                                                68.5%
British Pound Sterling                              18.0
Swiss Franc                                          6.5
Danish Krone                                         4.8
Swedish Krona                                        2.1
United States Dollar                                 0.1
                                                   ------
   Total                                           100.0%
                                                   ======

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                         LEVEL 2         LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                     9/30/2022           PRICES           INPUTS          INPUTS
                                                  ------------------------------------------------------------------
Common Stocks*..................................  $    158,673,388  $             --  $  158,673,388  $           --
Money Market Funds..............................           166,388           166,388              --              --

                                                  ------------------------------------------------------------------
Total Investments...............................  $    158,839,776  $        166,388  $  158,673,388  $           --
                                                  ==================================================================


* See Portfolio of Investments for country breakout.

Page 40           See Notes to Financial Statements


FIRST TRUST ALERIAN DISRUPTIVE TECHNOLOGY REAL ESTATE ETF (DTRE)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.2%
               AUSTRALIA -- 3.9%
       196,196 BGP Holdings
                  PLC (b) (c) (d) (e) (f)      $             0
        92,690 Goodman Group (b)                       936,804
                                               ---------------
                                                       936,804
                                               ---------------
               BELGIUM -- 2.0%
           936 VGP N.V. (b)                             89,277
        16,201 Warehouses De Pauw
                  C.V.A. (b)                           397,905
                                               ---------------
                                                       487,182
                                               ---------------
               CANADA -- 1.8%
        25,722 Dream Industrial Real Estate
                  Investment Trust                     199,802
         4,853 Granite Real Estate Investment
                  Trust                                234,227
                                               ---------------
                                                       434,029
                                               ---------------
               CAYMAN ISLANDS -- 1.3%
       119,600 ESR Group Ltd. (b) (g) (h)              300,838
                                               ---------------
               ISRAEL -- 0.2%
         2,737 Amot Investments Ltd. (b)                15,648
           614 Azrieli Group Ltd. (b)                   41,904
                                               ---------------
                                                        57,552
                                               ---------------
               JAPAN -- 8.7%
           166 Daiwa House REIT Investment
                  Corp. (b)                            346,688
           407 GLP J-REIT (b)                          451,384
           178 Industrial & Infrastructure
                  Fund Investment Corp. (b)            201,698
            75 Japan Logistics Fund, Inc. (b)          160,810
           153 LaSalle Logiport REIT (b)               171,166
            47 Mitsubishi Estate Logistics
                  REIT Investment Corp. (b)            146,731
            55 Mitsui Fudosan Logistics Park,
                  Inc. (b)                             188,236
           195 Nippon Prologis REIT, Inc. (b)          427,521
                                               ---------------
                                                     2,094,234
                                               ---------------
               SINGAPORE -- 5.7%
       228,200 Digital Core REIT
                  Management Pte Ltd. (b)              159,740
       273,964 Frasers Logistics &
                  Commercial Trust (b) (h)             233,899
       171,994 Keppel DC REIT (b)                      202,821
       178,682 Mapletree Industrial Trust (b)          295,683
       432,777 Mapletree Logistics Trust               470,066
                                               ---------------
                                                     1,362,209
                                               ---------------
               UNITED KINGDOM -- 5.6%
        75,313 LondonMetric Property
                  PLC (b)                              146,352
       101,104 Segro PLC (b)                           843,594
       235,813 Tritax Big Box REIT PLC (b)             355,858
                                               ---------------
                                                     1,345,804
                                               ---------------

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               UNITED STATES -- 70.0%
         7,430 American Tower Corp.            $     1,595,221
        38,226 Americold Realty Trust, Inc.            940,360
        11,132 Crown Castle, Inc.                    1,609,131
        14,878 Digital Realty Trust, Inc.            1,475,600
        56,546 DigitalBridge Group, Inc.               707,390
         7,743 EastGroup Properties, Inc.            1,117,625
         2,892 Equinix, Inc.                         1,645,085
        25,100 First Industrial Realty Trust,
                  Inc.                               1,124,731
        92,075 LXP Industrial Trust                    843,407
        11,496 Plymouth Industrial REIT, Inc.          193,248
        15,589 Prologis, Inc.                        1,583,842
         5,855 SBA Communications Corp.              1,666,626
        39,136 STAG Industrial, Inc.                 1,112,636
        14,702 Terreno Realty Corp.                    779,059
        60,187 Uniti Group, Inc.                       418,300
                                               ---------------
                                                    16,812,261
                                               ---------------
               TOTAL COMMON STOCKS
                  -- 99.2%                          23,830,913
               (Cost $24,043,915)              ---------------

               MONEY MARKET FUNDS -- 0.2%
        48,414 Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.77% (i)                     48,414
               (Cost $48,414)                  ---------------

               TOTAL INVESTMENTS -- 99.4%           23,879,327
               (Cost $24,092,329)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.6%                  150,580
                                               ---------------
               NET ASSETS -- 100.0%            $    24,029,907
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $6,114,557 or 25.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

                        See Notes to Financial Statements                Page 41


FIRST TRUST ALERIAN DISRUPTIVE TECHNOLOGY REAL ESTATE ETF (DTRE)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

(d)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(e)   Non-income producing security.

(f)   This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(g)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(h)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(i)   Rate shown reflects yield as of September 30, 2022.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                71.3%
Japanese Yen                                         8.8
British Pound Sterling                               5.6
Singapore Dollar                                     5.0
Australian Dollar                                    3.9
Euro                                                 2.0
Canadian Dollar                                      1.8
Hong Kong Dollar                                     1.3
Israeli Shekel                                       0.3
                                                   ------
   Total                                           100.0%
                                                   ======

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                         LEVEL 2         LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                     9/30/2022           PRICES           INPUTS          INPUTS
                                                  ------------------------------------------------------------------
Common Stocks:
   Australia....................................  $        936,804  $             --  $      936,804  $           -- **
   Canada.......................................           434,029           434,029              --              --
   Singapore....................................         1,362,209           470,066         892,143              --
   United States................................        16,812,261        16,812,261              --              --
   Other Country Categories*....................         4,285,610                --       4,285,610              --
Money Market Funds..............................            48,414            48,414              --              --
                                                  ------------------------------------------------------------------
Total Investments...............................  $     23,879,327  $     17,764,770  $    6,114,557  $           -- **
                                                  ==================================================================


*  See Portfolio of Investments for country breakout.
** Investment is valued at $0.

Level 3 Common Stocks are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Page 42                 See Notes to Financial Statements


FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.1%
               AUSTRALIA -- 5.5%
     1,221,321 Fortescue Metals Group
                  Ltd. (b)                     $    13,111,355
     1,774,497 Harvey Norman Holdings
                  Ltd. (b)                           4,590,536
       154,867 JB Hi-Fi Ltd. (b)                     3,747,871
     1,038,863 Super Retail Group Ltd. (b)           5,908,159
                                               ---------------
                                                    27,357,921
                                               ---------------
               BELGIUM -- 1.0%
       137,929 Ageas S.A./N.V. (b)                   5,030,488
                                               ---------------
               BERMUDA -- 1.9%
       810,292 CK Infrastructure Holdings
                  Ltd. (b)                           4,132,754
       167,248 Lazard Ltd., Class A                  5,323,504
                                               ---------------
                                                     9,456,258
                                               ---------------
               CANADA -- 9.3%
        61,949 Bank of Nova Scotia (The)             2,946,429
       105,253 BCE, Inc.                             4,413,258
        66,418 Canadian Imperial Bank of
                  Commerce                           2,907,034
       183,915 Canadian Utilities Ltd.,
                  Class A                            4,783,774
       186,733 Great-West Lifeco, Inc.               4,031,113
       145,984 IGM Financial, Inc.                   3,637,579
       260,222 Labrador Iron Ore Royalty
                  Corp.                              5,446,134
       129,151 Laurentian Bank of Canada             2,769,358
       269,150 Manulife Financial Corp.              4,224,253
       173,938 Power Corp. of Canada                 3,919,854
        97,647 TC Energy Corp.                       3,933,166
       161,148 TELUS Corp.                           3,199,978
                                               ---------------
                                                    46,211,930
                                               ---------------
               CAYMAN ISLANDS -- 0.8%
       693,804 CK Hutchison Holdings
                  Ltd. (b)                           3,820,257
                                               ---------------
               DENMARK -- 1.6%
         4,417 AP Moller - Maersk A/S,
                  Class A (b)                        7,803,791
                                               ---------------
               FINLAND -- 0.9%
       336,779 Fortum OYJ (b)                        4,525,303
                                               ---------------
               FRANCE -- 1.9%
       205,290 Nexity S.A. (b)                       4,167,694
       116,637 TotalEnergies SE (b)                  5,471,955
                                               ---------------
                                                     9,639,649
                                               ---------------
               GERMANY -- 2.6%
        24,534 Allianz SE (b)                        3,864,934
        97,514 BASF SE (b)                           3,742,417
       269,367 Freenet AG (b)                        5,104,873
                                               ---------------
                                                    12,712,224
                                               ---------------
               HONG KONG -- 6.7%
     1,331,351 BOC Hong Kong Holdings
                  Ltd. (b)                           4,427,697

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               HONG KONG (CONTINUED)
     1,418,400 Henderson Land Development
                  Co., Ltd. (b)                $     3,971,821
     2,359,065 Hysan Development Co.,
                  Ltd. (b)                           5,936,431
     1,778,977 New World Development Co.,
                  Ltd. (b)                           5,052,452
    15,969,479 PCCW Ltd. (b)                         7,204,778
       881,227 Swire Pacific Ltd., Class A (b)       6,586,764
                                               ---------------
                                                    33,179,943
                                               ---------------
               ISRAEL -- 1.1%
       294,354 Plus500 Ltd. (b)                      5,385,201
                                               ---------------
               ITALY -- 4.6%
     3,022,713 A2A S.p.A. (b)                        2,936,418
     1,325,957 Anima Holding
                  S.p.A. (b) (c) (d)                 3,763,611
       201,051 Azimut Holding S.p.A. (b)             2,867,639
       331,562 Eni S.p.A. (b)                        3,524,059
       455,757 Poste Italiane
                  S.p.A. (b) (c) (d)                 3,443,235
     3,003,257 UnipolSai Assicurazioni
                  S.p.A. (b)                         6,228,500
                                               ---------------
                                                    22,763,462
                                               ---------------
               JAPAN -- 8.9%
       281,254 Aozora Bank Ltd. (b)                  5,028,379
     1,117,600 Daiwa Securities Group,
                  Inc. (b)                           4,386,469
       416,600 Haseko Corp. (b)                      4,518,834
       418,670 Japan Tobacco, Inc. (b)               6,879,903
       382,600 Mitsui OSK Lines Ltd. (b)             6,845,708
       138,600 MS&AD Insurance Group
                  Holdings, Inc. (b)                 3,670,505
     1,002,400 Resona Holdings, Inc. (b)             3,668,243
       369,500 Sumitomo Corp. (b)                    4,564,944
       164,300 Sumitomo Mitsui Financial
                  Group, Inc. (b)                    4,554,639
                                               ---------------
                                                    44,117,624
                                               ---------------
               JERSEY -- 1.4%
     3,978,329 Centamin PLC (b)                      3,990,997
       145,925 Janus Henderson Group PLC             2,963,737
                                               ---------------
                                                     6,954,734
                                               ---------------
               LUXEMBOURG -- 0.4%
        83,397 APERAM S.A. (b)                       1,968,010
                                               ---------------
               NETHERLANDS -- 4.0%
       152,089 ASR Nederland N.V. (b)                5,846,717
        48,600 LyondellBasell Industries N.V.,
                  Class A                            3,658,608
       128,387 NN Group N.V. (b)                     4,993,458
       440,750 SBM Offshore N.V. (b)                 5,530,916
                                               ---------------
                                                    20,029,699
                                               ---------------
               NEW ZEALAND -- 1.2%
     2,087,759 Spark New Zealand Ltd. (b)            5,841,039
                                               ---------------
               SOUTH KOREA -- 12.9%
     1,233,462 BNK Financial Group, Inc. (b)         5,150,052
       128,665 DB Insurance Co., Ltd. (b)            4,929,290

                        See Notes to Financial Statements                Page 43


FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SOUTH KOREA (CONTINUED)
       958,587 DGB Financial Group, Inc. (b)   $     4,647,630
       182,809 Hana Financial Group, Inc. (b)        4,488,873
        85,940 Hyundai Motor Co. (Preference
                  Shares) (b)                        4,996,479
       896,225 Industrial Bank of Korea (b)          5,926,801
       117,769 KB Financial Group, Inc. (b)          3,556,452
        94,945 KT&G Corp. (b)                        5,732,779
       685,380 NH Investment & Securities
                  Co., Ltd. (b)                      4,278,279
        27,446 POSCO Holdings, Inc. (b)              4,003,485
        44,277 Samsung Fire & Marine
                  Insurance Co., Ltd. (b)            5,662,958
       278,758 Samsung Securities Co.,
                  Ltd. (b)                           5,934,105
       593,117 Woori Financial Group, Inc. (b)       4,401,633
                                               ---------------
                                                    63,708,816
                                               ---------------
               SPAIN -- 8.7%
       325,427 ACS Actividades de
                  Construccion y Servicios
                  S.A. (b)                           7,312,106
       451,346 Cia de Distribucion Integral
                  Logista Holdings S.A. (b)          8,225,260
       420,574 Enagas S.A. (b)                       6,510,020
     4,400,881 Mapfre S.A. (b)                       6,815,728
       185,831 Naturgy Energy Group S.A. (b)         4,298,922
       291,644 Red Electrica Corp., S.A. (b)         4,475,434
     1,645,605 Telefonica S.A. (b)                   5,440,215
                                               ---------------
                                                    43,077,685
                                               ---------------
               SWEDEN -- 1.0%
     1,648,079 Telia Co., AB (b)                     4,746,604
                                               ---------------
               SWITZERLAND -- 2.9%
        39,724 Helvetia Holding AG (b)               3,722,360
        78,991 Swiss Re AG (b)                       5,825,902
        12,083 Zurich Insurance Group AG (b)         4,816,898
                                               ---------------
                                                    14,365,160
                                               ---------------
               UNITED KINGDOM -- 9.6%
     2,894,481 abrdn PLC (b)                         4,427,704
       367,127 Antofagasta PLC (b)                   4,498,672
     2,309,315 Ashmore Group PLC (b)                 5,042,628
       170,446 British American Tobacco
                  PLC (b)                            6,111,746
     2,290,636 Direct Line Insurance Group
                  PLC (b)                            4,725,925
     3,391,059 Jupiter Fund Management
                  PLC (b)                            3,458,277
     1,933,441 Legal & General Group
                  PLC (b)                            4,615,066
       974,808 Phoenix Group Holdings
                  PLC (b)                            5,677,109
       134,019 Rio Tinto PLC (b)                     7,251,183
     1,692,422 Synthomer PLC (b)                     1,993,827
                                               ---------------
                                                    47,802,137
                                               ---------------

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               UNITED STATES -- 10.2%
       141,535 Altria Group, Inc.              $     5,715,183
       207,163 AT&T, Inc.                            3,177,880
       271,462 Camping World Holdings, Inc.,
                  Class A                            6,873,418
       181,391 H&R Block, Inc.                       7,716,373
       934,714 Lumen Technologies, Inc.              6,804,718
       423,420 Northwest Bancshares, Inc.            5,720,404
        41,359 Prudential Financial, Inc.            3,547,775
       105,344 Universal Corp.                       4,850,038
       160,496 Unum Group                            6,227,245
                                               ---------------
                                                    50,633,034
                                               ---------------

               TOTAL INVESTMENTS -- 99.1%          491,130,969
               (Cost $641,323,853)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.9%                4,445,488
                                               ---------------
               NET ASSETS -- 100.0%            $   495,576,457
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $382,340,156 or 77.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Page 44                 See Notes to Financial Statements


FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
Euro                                                23.6%
South Korean Won                                    13.0
United States Dollar                                12.7
British Pound Sterling                              11.6
Canadian Dollar                                      9.4
Japanese Yen                                         9.0
Hong Kong Dollar                                     8.4
Australian Dollar                                    5.6
Swiss Franc                                          2.9
Danish Krone                                         1.6
New Zealand Dollar                                   1.2
Swedish Krona                                        1.0
                                                   ------
   Total                                           100.0%
                                                   ======

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                         LEVEL 2         LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                     9/30/2022           PRICES           INPUTS          INPUTS
                                                  ------------------------------------------------------------------
Common Stocks:
   Bermuda......................................  $      9,456,258  $      5,323,504  $    4,132,754  $           --
   Canada.......................................        46,211,930        46,211,930              --              --
   Jersey.......................................         6,954,734         2,963,737       3,990,997              --
   Netherlands..................................        20,029,699         3,658,608      16,371,091              --
   United States................................        50,633,034        50,633,034              --              --
   Other Country Categories*....................       357,845,314                --     357,845,314              --

                                                  ------------------------------------------------------------------
Total Investments...............................  $    491,130,969  $    108,790,813  $  382,340,156  $           --
                                                  ==================================================================


* See Portfolio of Investments for country breakout.

                        See Notes to Financial Statements                Page 45


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.0%
               BERMUDA -- 0.7%
    20,496,219 Concord New Energy Group
                  Ltd. (b)                     $     1,693,397
                                               ---------------
               BRAZIL -- 0.8%
     1,231,952 Aeris Industria E Comercio De
                  Equipamentos Para Geracao
                  De Energia S.A.                      459,040
       824,244 Omega Energia S.A. (c)                1,570,760
                                               ---------------
                                                     2,029,800
                                               ---------------
               CANADA -- 16.0%
       287,489 Boralex, Inc., Class A                9,130,302
       525,098 Innergex Renewable Energy,
                  Inc.                               6,610,529
       668,988 Northland Power, Inc.                19,589,941
       343,259 TransAlta Renewables, Inc.            3,633,001
                                               ---------------
                                                    38,963,773
                                               ---------------
               CAYMAN ISLANDS -- 0.2%
     1,367,353 China High Speed
                  Transmission Equipment
                  Group Co., Ltd. (b) (c)              614,654
                                               ---------------
               CHINA -- 7.3%
     6,594,892 China Datang Corp. Renewable
                  Power Co., Ltd., Class H (b)       1,527,857
    10,739,999 China Longyuan Power Group
                  Corp., Ltd., Class H (b)          13,420,669
     1,568,063 China Suntien Green Energy
                  Corp., Ltd., Class H (b)             571,975
     2,039,725 Xinjiang Goldwind Science &
                  Technology Co., Ltd.,
                  Class H (b)                        2,352,222
                                               ---------------
                                                    17,872,723
                                               ---------------
               DENMARK -- 14.9%
       270,190 Cadeler A/S (b) (c) (d)                 829,532
       233,692 Orsted A/S (b) (e) (f)               18,625,433
       911,233 Vestas Wind Systems A/S (b)          16,778,406
                                               ---------------
                                                    36,233,371
                                               ---------------
               FRANCE -- 2.9%
       481,136 Engie S.A. (b)                        5,537,801
        46,833 Neoen S.A. (b) (d) (e) (f)            1,560,737
                                               ---------------
                                                     7,098,538
                                               ---------------
               GERMANY -- 6.9%
        22,042 Energiekontor AG (b)                  1,796,273
       408,930 Nordex SE (b) (c)                     3,222,206
       105,861 PNE AG (b)                            1,829,654
       149,948 RWE AG (b)                            5,511,469
        52,152 SGL Carbon SE (b) (c) (d)               302,240
       389,106 Siemens Energy AG (b) (d)             4,284,338
                                               ---------------
                                                    16,946,180
                                               ---------------
               GREECE -- 1.1%
       167,647 Terna Energy S.A. (b)                 2,710,614
                                               ---------------

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               ITALY -- 6.3%
     1,216,077 Enel S.p.A. (b)                 $     4,987,386
       178,853 ERG S.p.A. (b)                        4,923,369
       186,546 Prysmian S.p.A. (b)                   5,343,383
                                               ---------------
                                                    15,254,138
                                               ---------------
               JAPAN -- 2.0%
       996,310 Toray Industries, Inc. (b)            4,903,672
                                               ---------------
               PORTUGAL -- 2.1%
     1,199,097 EDP - Energias de Portugal
                  S.A. (b)                           5,204,077
                                               ---------------
               SOUTH KOREA -- 1.8%
        57,303 CS Bearing Co., Ltd. (b) (g)            345,991
        82,721 CS Wind Corp. (b)                     3,473,347
        26,478 Dongkuk Structures &
                  Construction Co., Ltd. (b)           101,097
       342,007 Unison Co., Ltd. (b) (c)                460,511
                                               ---------------
                                                     4,380,946
                                               ---------------
               SPAIN -- 12.1%
        22,876 Acciona S.A. (b)                      4,020,580
       772,212 EDP Renovaveis S.A. (b)              15,884,474
       294,343 Endesa S.A. (b)                       4,420,886
       549,839 Iberdrola S.A. (b)                    5,126,780
                                               ---------------
                                                    29,452,720
                                               ---------------
               SWEDEN -- 3.1%
        69,882 Eolus Vind AB, Class B (b) (d)          735,644
       324,241 OX2 AB (b) (c)                        2,429,064
       327,624 SKF AB, Class B (b)                   4,389,052
                                               ---------------
                                                     7,553,760
                                               ---------------
               SWITZERLAND -- 3.4%
       207,777 ABB Ltd. (b)                          5,364,683
        18,105 BKW AG (b)                            2,157,497
         9,932 Gurit Holding AG (b) (d)                722,878
                                               ---------------
                                                     8,245,058
                                               ---------------
               UNITED KINGDOM -- 3.1%
       417,829 ReNew Energy Global PLC,
                  Class A (c) (d)                    2,515,331
       298,611 SSE PLC (b)                           5,042,322
                                               ---------------
                                                     7,557,653
                                               ---------------
               UNITED STATES -- 14.3%
        94,067 Alliant Energy Corp.                  4,984,610
        25,149 American Superconductor
                  Corp. (c)                            110,153
        38,092 Arcosa, Inc.                          2,178,101
        63,224 Clearway Energy, Inc., Class C        2,013,684
        53,706 Duke Energy Corp.                     4,995,732
        78,182 General Electric Co.                  4,840,248
        70,925 Hexcel Corp.                          3,668,241
        67,501 NextEra Energy, Inc.                  5,292,753
        70,254 Owens Corning                         5,522,667
       110,308 TPI Composites, Inc. (c)              1,244,274
                                               ---------------
                                                    34,850,463
                                               ---------------

Page 46                 See Notes to Financial Statements


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               TOTAL COMMON STOCKS
                  -- 99.0%                     $   241,565,537
               (Cost $309,374,176)             ---------------

               MONEY MARKET FUNDS -- 0.8%
     1,909,069 Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.77% (h)                  1,909,069
               (Cost $1,909,069)               ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                               VALUE
--------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.3%
$    2,702,139 Citigroup, Inc., 2.98% (h),
                  dated 09/30/22, due 10/03/22,
                  with a maturity value of
                  $2,702,363. Collateralized
                  by U.S. Treasury Securities,
                  interest rates of 0.13% to
                  6.13%, due 01/31/23 to
                  08/15/52. The value of the
                  collateral including accrued
                  interest is $2,756,182. (i)        2,702,139
     2,702,139 Daiwa Capital Markets
                  America, Inc., 2.96% (h),
                  dated 09/30/22, due 10/03/22,
                  with a maturity value of
                  $2,702,361. Collateralized
                  by U.S. Treasury Securities,
                  interest rates of 0.00% to
                  6.13%, due 12/22/22 to
                  08/15/51. The value of the
                  collateral including accrued
                  interest is $2,756,182. (i)        2,702,139
       172,421 JPMorgan Chase & Co.,
                  2.97% (h), dated 09/30/22,
                  due 10/03/22, with a
                  maturity value of $172,435.
                  Collateralized by U.S.
                  Treasury Securities,
                  interest rates of 0.25% to
                  3.88%, due 09/30/23 to
                  09/30/29. The value of the
                  collateral including accrued
                  interest is $175,869. (i)            172,421
                                               ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 2.3%                 5,576,699
               (Cost $5,576,699)               ---------------

               TOTAL INVESTMENTS -- 102.1%         249,051,305
               (Cost $316,859,944)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.1)%             (5,120,208)
                                               ---------------
               NET ASSETS -- 100.0%            $   243,931,097
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $163,206,170 or 66.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,201,510 and the total value of the collateral held by the Fund is $5,576,699.

(e)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(g)   Non-income producing security which makes payment-in-kind ("PIK")
      distributions. For the fiscal year ended September 30, 2022, the Fund received 20,484 PIK shares of CS Bearing Co., Ltd.

(h)   Rate shown reflects yield as of September 30, 2022.

(i)   This security serves as collateral for securities on loan.

                        See Notes to Financial Statements                Page 47


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     5,201,510
Non-cash Collateral(2)                              (5,201,510)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At September 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     5,576,699
Non-cash Collateral(4)                              (5,576,699)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At September 30, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
Euro                                                30.8%
United States Dollar                                18.0
Canadian Dollar                                     15.7
Danish Krone                                        14.2
Hong Kong Dollar                                     8.1
Swiss Franc                                          3.3
Swedish Krona                                        3.0
British Pound Sterling                               2.0
Japanese Yen                                         2.0
South Korean Won                                     1.8
Brazilian Real                                       0.8
Norwegian Krone                                      0.3
                                                   ------
   Total                                           100.0%
                                                   ======

Page 48                 See Notes to Financial Statements


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                         LEVEL 2         LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                     9/30/2022           PRICES           INPUTS          INPUTS
                                                  ------------------------------------------------------------------
Common Stocks:
   Brazil.......................................  $      2,029,800  $      2,029,800  $           --  $           --
   Canada.......................................        38,963,773        38,963,773              --              --
   United Kingdom...............................         7,557,653         2,515,331       5,042,322              --
   United States................................        34,850,463        34,850,463              --              --
   Other Country Categories*....................       158,163,848                --     158,163,848              --
Money Market Funds..............................         1,909,069         1,909,069              --              --
Repurchase Agreements...........................         5,576,699                --       5,576,699              --

                                                  ------------------------------------------------------------------
Total Investments...............................  $    249,051,305  $     80,268,436  $  168,782,869  $           --
                                                  ==================================================================


* See Portfolio of Investments for country breakout.

                        See Notes to Financial Statements                Page 49


FIRST TRUST ALERIAN U.S. NEXTGEN INFRASTRUCTURE ETF (RBLD)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               BUILDING PRODUCTS -- 7.4%
           904 Allegion PLC                    $        81,071
         1,509 Builders FirstSource, Inc. (a)           88,910
           367 Carlisle Cos., Inc.                     102,911
         2,509 Carrier Global Corp.                     89,220
         1,927 Johnson Controls International
                  PLC                                   94,847
         1,741 Masco Corp.                              81,287
           699 Trane Technologies PLC                  101,222
                                               ---------------
                                                       639,468
                                               ---------------
               CONSTRUCTION & ENGINEERING
                  -- 2.1%
         1,397 AECOM                                    95,513
           691 Quanta Services, Inc.                    88,026
                                               ---------------
                                                       183,539
                                               ---------------
               CONSTRUCTION MATERIALS -- 2.2%
           295 Martin Marietta Materials, Inc.          95,017
           620 Vulcan Materials Co.                     97,780
                                               ---------------
                                                       192,797
                                               ---------------
               ELECTRIC UTILITIES -- 17.4%
         1,580 Alliant Energy Corp.                     83,724
           967 American Electric Power Co.,
                  Inc.                                  83,597
         1,545 Constellation Energy Corp.              128,529
           855 Duke Energy Corp.                        79,532
         1,456 Edison International                     82,380
           825 Entergy Corp.                            83,020
         1,417 Evergy, Inc.                             84,170
         1,093 Eversource Energy                        85,210
         2,059 Exelon Corp.                             77,130
         2,453 FirstEnergy Corp.                        90,761
         1,136 NextEra Energy, Inc.                     89,074
         2,423 NRG Energy, Inc.                         92,728
         8,965 PG&E Corp. (a)                          112,063
         1,281 Pinnacle West Capital Corp.              82,637
         3,352 PPL Corp.                                84,973
         1,281 Southern (The) Co.                       87,108
         1,313 Xcel Energy, Inc.                        84,032
                                               ---------------
                                                     1,510,668
                                               ---------------
               ELECTRICAL EQUIPMENT -- 7.4%
           805 AMETEK, Inc.                             91,295
           705 Eaton Corp. PLC                          94,019
         1,129 Emerson Electric Co.                     82,665
           397 Generac Holdings, Inc. (a)               70,721
           491 Hubbell, Inc.                           109,493
         4,773 Plug Power, Inc. (a)                    100,281
           451 Rockwell Automation, Inc.                97,015
                                               ---------------
                                                       645,489
                                               ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 2.8%
         3,209 Baker Hughes Co.                         67,261
         3,056 Halliburton Co.                          75,239
         2,657 Schlumberger N.V.                        95,386
                                               ---------------
                                                       237,886
                                               ---------------

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.4%
           355 American Tower Corp.            $        76,218
           532 Crown Castle, Inc.                       76,901
           711 Digital Realty Trust, Inc.               70,517
           139 Equinix, Inc.                            79,069
         1,864 Iron Mountain, Inc.                      81,960
           280 SBA Communications Corp.                 79,702
                                               ---------------
                                                       464,367
                                               ---------------
               GAS UTILITIES -- 1.8%
           813 Atmos Energy Corp.                       82,804
         2,323 UGI Corp.                                75,103
                                               ---------------
                                                       157,907
                                               ---------------
               INDEPENDENT POWER AND RENEWABLE
                 ELECTRICITY PRODUCERS -- 2.1%
         4,267 AES (The) Corp.                          96,434
         4,109 Vistra Corp.                             86,289
                                               ---------------
                                                       182,723
                                               ---------------
               INDUSTRIAL CONGLOMERATES -- 2.9%
           703 3M Co.                                   77,682
         1,451 General Electric Co.                     89,831
           525 Honeywell International, Inc.            87,659
                                               ---------------
                                                       255,172
                                               ---------------
               IT SERVICES -- 7.2%
           984 Akamai Technologies, Inc. (a)            79,035
         1,732 Cloudflare, Inc., Class A (a)            95,797
         1,245 GoDaddy, Inc., Class A (a)               88,246
           289 MongoDB, Inc. (a)                        57,384
           881 Okta, Inc. (a)                           50,102
           575 Snowflake, Inc., Class A (a)             97,727
           976 Twilio, Inc., Class A (a)                67,481
           512 VeriSign, Inc. (a)                       88,934
                                               ---------------
                                                       624,706
                                               ---------------
               MACHINERY -- 16.4%
           507 Caterpillar, Inc.                        83,189
           453 Cummins, Inc.                            92,190
           739 Dover Corp.                              86,153
         1,633 Fortive Corp.                            95,204
         1,491 Graco, Inc.                              89,385
           488 IDEX Corp.                               97,527
           492 Illinois Tool Works, Inc.                88,880
         2,117 Ingersoll Rand, Inc.                     91,581
           433 Nordson Corp.                            91,913
         1,304 Otis Worldwide Corp.                     83,195
         1,111 PACCAR, Inc.                             92,980
           364 Parker-Hannifin Corp.                    88,201
           453 Snap-on, Inc.                            91,211
           816 Stanley Black & Decker, Inc.             61,371
         1,091 Westinghouse Air Brake
                  Technologies Corp.                    88,753
         1,137 Xylem, Inc.                              99,328
                                               ---------------
                                                     1,421,061
                                               ---------------
               METALS & MINING -- 5.1%
         5,812 Cleveland-Cliffs, Inc. (a)               78,288
         3,127 Freeport-McMoRan, Inc.                   85,461

Page 50                 See Notes to Financial Statements


FIRST TRUST ALERIAN U.S. NEXTGEN INFRASTRUCTURE ETF (RBLD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               METALS & MINING (CONTINUED)
           827 Nucor Corp.                     $        88,481
           524 Reliance Steel & Aluminum
                  Co.                                   91,391
         1,372 Steel Dynamics, Inc.                     97,343
                                               ---------------
                                                       440,964
                                               ---------------
               MULTI-UTILITIES -- 9.6%
         1,035 Ameren Corp.                             83,369
         3,117 CenterPoint Energy, Inc.                 87,837
         1,376 CMS Energy Corp.                         80,138
           989 Consolidated Edison, Inc.                84,817
         1,144 Dominion Energy, Inc.                    79,062
           729 DTE Energy Co.                           83,871
         3,205 NiSource, Inc.                           80,734
         1,455 Public Service Enterprise
                  Group, Inc.                           81,815
           619 Sempra Energy                            92,813
           915 WEC Energy Group, Inc.                   81,828
                                               ---------------
                                                       836,284
                                               ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 5.3%
           692 Cheniere Energy, Inc.                   114,810
         5,409 Kinder Morgan, Inc.                      90,006
         1,616 ONEOK, Inc.                              82,804
         1,527 Targa Resources Corp.                    92,139
         2,929 Williams (The) Cos., Inc.                83,857
                                               ---------------
                                                       463,616
                                               ---------------
               ROAD & RAIL -- 2.9%
         3,124 CSX Corp.                                83,223
           400 Norfolk Southern Corp.                   83,860
           429 Union Pacific Corp.                      83,578
                                               ---------------
                                                       250,661
                                               ---------------

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               WATER UTILITIES -- 1.8%
           596 American Water Works Co.,
                  Inc.                         $        77,576
         1,940 Essential Utilities, Inc.                80,277
                                               ---------------
                                                       157,853
                                               ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                           8,665,161
               (Cost $9,773,185)               ---------------

               WARRANTS -- 0.0%
               CONSTRUCTION & ENGINEERING
                 -- 0.0%
         1,985 Webuild S.p.A., expiring
                  7/5/23 (a) (b)                            19
               (Cost $0)                       ---------------

               TOTAL INVESTMENTS -- 99.8%            8,665,180
               (Cost $9,773,185)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                   19,395
                                               ---------------
               NET ASSETS -- 100.0%            $     8,684,575
                                               ===============

(a)   Non-income producing security.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $19 or 0.0% of net assets.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                         LEVEL 2         LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                     9/30/2022           PRICES           INPUTS          INPUTS
                                                  ------------------------------------------------------------------
Common Stocks*..................................  $      8,665,161  $      8,665,161  $           --  $           --
Warrants*.......................................                19                --              19              --

                                                  ------------------------------------------------------------------
Total Investments...............................  $      8,665,180  $      8,665,161  $           19  $           --
                                                  ==================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 51


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.8%
               AUSTRIA -- 0.1%
         7,304 Verbund AG (b)                  $       623,594
                                               ---------------
               BELGIUM -- 1.3%
        61,237 Elia Group S.A./N.V. (b)              7,205,804
                                               ---------------
               CANADA -- 2.5%
        29,339 Fortis, Inc.                          1,114,642
       508,639 Hydro One Ltd. (c) (d)               12,438,430
         2,878 Stella-Jones, Inc.                       80,797
                                               ---------------
                                                    13,633,869
                                               ---------------
               CHINA -- 0.3%
        54,129 BYD Co., Ltd., Class H (b)            1,333,498
                                               ---------------
               DENMARK -- 0.6%
        68,888 NKT A/S (b) (e)                       3,252,348
                                               ---------------
               FRANCE -- 9.4%
       113,437 Engie S.A. (b)                        1,305,642
        40,677 Nexans S.A. (b)                       3,620,975
       401,870 Schneider Electric SE (b)            45,391,357
         8,288 SPIE S.A. (b)                           173,598
                                               ---------------
                                                    50,491,572
                                               ---------------
               GERMANY -- 1.6%
       137,604 E. ON SE (b)                          1,057,176
        74,438 Infineon Technologies AG (b)          1,628,997
        45,846 Siemens AG (b)                        4,481,103
        30,036 SMA Solar Technology
                  AG (b) (e) (f)                     1,392,972
                                               ---------------
                                                     8,560,248
                                               ---------------
               IRELAND -- 14.2%
       351,282 Eaton Corp. PLC                      46,846,967
       443,287 Johnson Controls International
                  PLC                               21,818,586
       245,519 nVent Electric PLC                    7,760,856
                                               ---------------
                                                    76,426,409
                                               ---------------
               ITALY -- 5.1%
       442,416 Enel S.p.A. (b)                       1,814,441
       408,325 Prysmian S.p.A. (b)                  11,695,972
     2,255,311 Terna - Rete Elettrica
                  Nazionale S.p.A. (b)              13,735,986
                                               ---------------
                                                    27,246,399
                                               ---------------
               JAPAN -- 1.3%
         4,435 GS Yuasa Corp. (b)                       69,205
        59,324 Hitachi Ltd. (b)                      2,524,598
        63,399 Meidensha Corp. (b)                     866,575
        15,525 NGK Insulators Ltd. (b)                 193,236
        84,690 Nissin Electric Co., Ltd. (b)           778,866
       150,470 Panasonic Holdings Corp. (b)          1,056,606
        86,000 Renesas Electronics
                  Corp. (b) (e)                        720,959
        16,900 Takaoka Toko Co., Ltd. (b)              206,515
        22,086 Toshiba Corp. (b)                       786,820
                                               ---------------
                                                     7,203,380
                                               ---------------

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               JERSEY -- 3.7%
       256,872 Aptiv PLC (e)                   $    20,089,959
                                               ---------------
               NETHERLANDS -- 1.0%
        32,424 Alfen Beheer BV (b) (c) (d) (e)       2,969,277
        13,842 NXP Semiconductors N.V.               2,041,834
         4,332 STMicroelectronics N.V.                 134,032
                                               ---------------
                                                     5,145,143
                                               ---------------
               PORTUGAL -- 0.4%
       160,419 EDP - Energias de Portugal
                  S.A. (b)                             696,218
       566,814 REN - Redes Energeticas
                  Nacionais SGPS S.A. (b)            1,340,127
                                               ---------------
                                                     2,036,345
                                               ---------------
               SOUTH KOREA -- 3.8%
           263 Hyosung Heavy Industries
                  Corp. (b) (e)                         10,828
        53,679 Samsung SDI Co., Ltd. (b)            20,191,009
                                               ---------------
                                                    20,201,837
                                               ---------------
               SPAIN -- 2.4%
       335,345 Iberdrola S.A. (b)                    3,126,807
       650,485 Red Electrica Corp., S.A. (b)         9,982,042
                                               ---------------
                                                    13,108,849
                                               ---------------
               SWITZERLAND -- 8.7%
     1,736,919 ABB Ltd. (b)                         44,846,254
        34,291 Landis+Gyr Group AG (b)               1,865,348
                                               ---------------
                                                    46,711,602
                                               ---------------
               TAIWAN -- 0.1%
        29,978 Advantech Co., Ltd. (b)                 276,142
        25,389 Chung-Hsin Electric &
                  Machinery Manufacturing
                  Corp. (b)                             45,326
                                               ---------------
                                                       321,468
                                               ---------------
               UNITED KINGDOM -- 7.5%
     3,826,578 National Grid PLC (b)                39,391,041
        60,859 SSE PLC (b)                           1,027,660
                                               ---------------
                                                    40,418,701
                                               ---------------
               UNITED STATES -- 35.8%
        51,500 Advanced Energy Industries,
                  Inc.                               3,986,615
        33,160 AES (The) Corp.                         749,416
        43,500 American Superconductor
                  Corp. (e)                            190,530
        31,524 Analog Devices, Inc.                  4,392,554
         2,520 Arcosa, Inc.                            144,094
         1,291 AZZ, Inc.                                47,134
         2,214 Belden, Inc.                            132,884
       241,112 Cisco Systems, Inc.                   9,644,480
         1,579 Digi International, Inc. (e)             54,586
        36,241 Emerson Electric Co.                  2,653,566
         2,243 EnerSys                                 130,475
       157,695 Enphase Energy, Inc. (e)             43,755,632
         1,172 ESCO Technologies, Inc.                  86,072
       144,747 Fluence Energy, Inc. (e) (f)          2,111,859

Page 52                 See Notes to Financial Statements


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               UNITED STATES (CONTINUED)
         3,717 Generac Holdings, Inc. (e)      $       662,146
        55,110 General Electric Co.                  3,411,860
        41,291 Honeywell International, Inc.         6,894,358
        74,856 Hubbell, Inc.                        16,692,888
        52,589 International Business
                  Machines Corp.                     6,248,099
        57,160 Itron, Inc. (e)                       2,407,008
         1,290 Littelfuse, Inc.                        256,310
         3,241 MasTec, Inc. (e)                        205,804
        21,092 MYR Group, Inc. (e)                   1,787,125
         7,461 National Instruments Corp.              281,578
        79,500 NVIDIA Corp.                          9,650,505
        93,101 Oracle Corp.                          5,685,678
         4,989 Preformed Line Products Co.             354,967
        68,829 QUALCOMM, Inc.                        7,776,300
       169,848 Quanta Services, Inc.                21,636,937
        84,720 SolarEdge Technologies,
                  Inc. (e)                          19,609,291
        43,538 Tesla, Inc. (e)                      11,548,455
        52,641 Texas Instruments, Inc.               8,147,774
        13,509 Trimble, Inc. (e)                       733,134
         1,126 Valmont Industries, Inc.                302,466
         2,740 WESCO International, Inc. (e)           327,101
        17,671 Willdan Group, Inc. (e)                 261,708
                                               ---------------
                                                   192,961,389
                                               ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                         536,972,414
               (Cost $624,738,904)             ---------------

               MONEY MARKET FUNDS -- 0.6%
     3,377,340 Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.77% (g) (h)                      3,377,340
               (Cost $3,377,340)               ---------------

               TOTAL INVESTMENTS -- 100.4%         540,349,754
               (Cost $628,116,244)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.4)%             (1,919,748)
                                               ---------------
               NET ASSETS -- 100.0%            $   538,430,006
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $231,684,922 or 43.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   Non-income producing security.

(f)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $3,259,781 and the total value of the collateral held by the Fund is $3,377,340.

(g)   Rate shown reflects yield as of September 30, 2022.

(h)   This security serves as collateral for securities on loan.

                        See Notes to Financial Statements                Page 53


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     3,259,781
Non-cash Collateral(2)                              (3,259,781)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At September 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                54.6%
Euro                                                20.8
Swiss Franc                                          8.6
British Pound Sterling                               7.5
South Korean Won                                     3.7
Canadian Dollar                                      2.5
Japanese Yen                                         1.3
Danish Krone                                         0.6
Hong Kong Dollar                                     0.3
New Taiwan Dollar                                    0.1
                                                   ------
   Total                                           100.0%
                                                   ======

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                         LEVEL 2         LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                     9/30/2022           PRICES           INPUTS          INPUTS
                                                  ------------------------------------------------------------------
Common Stocks:
   Canada.......................................  $     13,633,869  $     13,633,869  $           --  $           --
   Ireland......................................        76,426,409        76,426,409              --              --
   Jersey.......................................        20,089,959        20,089,959              --              --
   Netherlands..................................         5,145,143         2,175,866       2,969,277              --
   United States................................       192,961,389       192,961,389              --              --
   Other Country Categories*....................       228,715,645                --     228,715,645              --
Money Market Funds..............................         3,377,340         3,377,340              --              --
                                                  ------------------------------------------------------------------
Total Investments...............................  $    540,349,754  $    308,664,832  $  231,684,922  $           --
                                                  ==================================================================


* See Portfolio of Investments for country breakout.

Page 54                 See Notes to Financial Statements


FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.6%
               AUSTRALIA -- 14.5%
       942,695 Alumina Ltd. (b)                $       763,159
       427,427 BHP Group Ltd., ADR                  21,388,447
       632,421 Fortescue Metals Group
                  Ltd. (b)                           6,789,285
                                               ---------------
                                                    28,940,891
                                               ---------------
               BERMUDA -- 0.3%
       322,360 China Water Affairs Group
                  Ltd. (b)                             254,970
       616,389 Nine Dragons Paper Holdings
                  Ltd. (b)                             382,441
                                               ---------------
                                                       637,411
                                               ---------------
               BRAZIL -- 18.5%
     1,245,680 Petroleo Brasileiro S.A., ADR        15,371,691
        39,138 SLC Agricola S.A.                       313,650
     1,600,430 Vale S.A., ADR                       21,317,727
                                               ---------------
                                                    37,003,068
                                               ---------------
               CANADA -- 10.5%
        90,364 Enerplus Corp.                        1,279,560
       105,449 Nutrien Ltd.                          8,792,338
        66,500 Peyto Exploration &
                  Development Corp. (c)                530,517
       314,063 Suncor Energy, Inc.                   8,844,283
        22,453 West Fraser Timber Co., Ltd.          1,624,301
                                               ---------------
                                                    21,070,999
                                               ---------------
               CHILE -- 0.1%
        24,036 CAP S.A.                                155,438
                                               ---------------
               CHINA -- 3.1%
     1,364,070 China Shenhua Energy Co.,
                  Ltd., Class H (b)                  4,059,006
       151,284 Shandong Chenming Paper
                  Holdings Ltd.,
                  Class H (b) (d)                       41,750
       583,916 Yankuang Energy Group Co.,
                  Ltd., Class H (b)                  2,108,341
                                               ---------------
                                                     6,209,097
                                               ---------------
               COLOMBIA -- 3.7%
       830,443 Ecopetrol S.A., ADR (c)               7,415,856
                                               ---------------
               INDIA -- 2.8%
       842,243 Coal India Ltd. (b)                   2,182,595
     1,072,990 GAIL India Ltd. (b)                   1,140,344
       455,549 NMDC Ltd. (b)                           710,049
       452,778 Vedanta Ltd. (b)                      1,485,841
                                               ---------------
                                                     5,518,829
                                               ---------------
               INDONESIA -- 0.7%
     5,650,129 Adaro Energy Indonesia Tbk
                  PT (b)                             1,457,066
                                               ---------------
               JAPAN -- 2.0%
        31,200 Daio Paper Corp. (b) (c)                250,269
       391,300 Inpex Corp. (b)                       3,649,689
                                               ---------------
                                                     3,899,958
                                               ---------------
               LUXEMBOURG -- 0.2%
        17,913 APERAM S.A. (b)                         422,713
                                               ---------------

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               NORWAY -- 1.1%
        62,002 Yara International ASA (b)      $     2,175,970
                                               ---------------
               PORTUGAL -- 0.1%
        85,716 Navigator (The) Co., S.A. (b)           292,054
                                               ---------------
               SOUTH AFRICA -- 2.8%
        42,548 African Rainbow Minerals Ltd.           574,798
        96,953 Exxaro Resources Ltd. (b)             1,076,763
       340,006 Impala Platinum Holdings
                  Ltd. (b)                           3,161,246
        22,484 Kumba Iron Ore Ltd. (b)                 476,955
        31,521 Royal Bafokeng Platinum
                  Ltd. (b)                             248,586
                                               ---------------
                                                     5,538,348
                                               ---------------
               SWEDEN -- 1.7%
       107,922 Boliden AB (b)                        3,334,350
                                               ---------------
               TAIWAN -- 0.4%
       288,249 Taiwan Fertilizer Co., Ltd. (b)         498,220
       420,700 YFY, Inc. (b)                           312,513
                                               ---------------
                                                       810,733
                                               ---------------
               UNITED KINGDOM -- 13.3%
       204,815 Ferrexpo PLC (b)                        273,408
       385,494 Rio Tinto PLC, ADR (c)               21,225,300
        94,426 Severn Trent PLC (b)                  2,468,436
       269,848 United Utilities Group PLC (b)        2,664,509
                                               ---------------
                                                    26,631,653
                                               ---------------
               UNITED STATES -- 23.8%
        12,795 Andersons (The), Inc.                   397,029
       109,137 Archer-Daniels-Midland Co.            8,780,072
        21,746 California Water Service
                  Group                              1,145,797
        80,062 CF Industries Holdings, Inc.          7,705,967
       314,567 Coterra Energy, Inc.                  8,216,490
        50,610 FMC Corp.                             5,349,477
       145,157 International Paper Co.               4,601,477
        10,778 SJW Group                               620,813
       113,870 Tyson Foods, Inc., Class A            7,507,449
       101,210 Westrock Co.                          3,126,377
                                               ---------------
                                                    47,450,948
                                               ---------------
               TOTAL COMMON STOCKS
                  -- 99.6%                         198,965,382
               (Cost $238,288,109)             ---------------

               MONEY MARKET FUNDS -- 7.2%
    14,276,247 Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.77% (e) (f)                     14,276,247
               (Cost $14,276,247)              ---------------

               TOTAL INVESTMENTS -- 106.8%         213,241,629
               (Cost $252,564,356)
               NET OTHER ASSETS AND
                  LIABILITIES -- (6.8)%            (13,494,187)
                                               ---------------
               NET ASSETS -- 100.0%            $   199,747,442
                                               ===============

                        See Notes to Financial Statements                Page 55


FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $42,680,528 or 21.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $13,841,952 and the total value of the collateral held by the Fund is $14,276,247.

(d)   Non-income producing security.

(e)   Rate shown reflects yield as of September 30, 2022.

(f)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    13,841,952
Non-cash Collateral(2)                             (13,841,952)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At September 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                73.7%
Canadian Dollar                                      5.8
Australian Dollar                                    3.5
Hong Kong Dollar                                     3.2
South African Rand                                   2.6
Indian Rupee                                         2.6
British Pound Sterling                               2.5
Japanese Yen                                         1.8
Swedish Krona                                        1.6
Norwegian Krone                                      1.0
Indonesian Rupiah                                    0.7
New Taiwan Dollar                                    0.4
Euro                                                 0.3
Brazilian Real                                       0.2
Chilean Peso                                         0.1
                                                   ------
   Total                                           100.0%
                                                   ======

Page 56                 See Notes to Financial Statements


FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                         LEVEL 2         LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                     9/30/2022           PRICES           INPUTS          INPUTS
                                                  ------------------------------------------------------------------
Common Stocks:
   Australia....................................  $     28,940,891  $     21,388,447  $    7,552,444  $           --
   Brazil.......................................        37,003,068        37,003,068              --              --
   Canada.......................................        21,070,999        21,070,999              --              --
   Chile........................................           155,438           155,438              --              --
   Colombia.....................................         7,415,856         7,415,856              --              --
   South Africa.................................         5,538,348           574,798       4,963,550              --
   United Kingdom...............................        26,631,653        21,225,300       5,406,353              --
   United States................................        47,450,948        47,450,948              --              --
   Other Country Categories*....................        24,758,181                --      24,758,181              --
Money Market Funds..............................        14,276,247        14,276,247              --              --

                                                  ------------------------------------------------------------------
Total Investments...............................  $    213,241,629  $    170,561,101  $   42,680,528            $ --
                                                  ==================================================================


* See Portfolio of Investments for country breakout.

                        See Notes to Financial Statements                Page 57


FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.8%
               AUSTRALIA -- 1.1%
        84,583 Incitec Pivot Ltd. (b)          $       192,332
        16,556 Nufarm Ltd. (b)                          53,055
                                               ---------------
                                                       245,387
                                               ---------------
               BERMUDA -- 2.5%
         6,635 Bunge Ltd.                              547,852
                                               ---------------
               CANADA -- 8.3%
        22,391 Nutrien Ltd.                          1,867,335
                                               ---------------
               CHILE -- 2.5%
         6,238 Sociedad Quimica y Minera
                  de Chile S.A., ADR                   566,099
                                               ---------------
               CHINA -- 0.1%
        76,405 China BlueChemical Ltd.,
                  Class H (b)                           15,792
                                               ---------------
               GERMANY -- 15.0%
        25,609 BASF SE (b)                             982,829
        40,565 Bayer AG (b)                          1,869,007
        20,224 Evonik Industries AG (b)                338,703
         8,307 K+S AG (b)                              157,309
                                               ---------------
                                                     3,347,848
                                               ---------------
               INDIA -- 9.8%
         1,961 Bayer CropScience Ltd. (b)              117,431
        18,160 Chambal Fertilisers and
                  Chemicals Ltd. (b)                    70,769
        12,833 Coromandel International
                  Ltd. (b)                             156,161
         5,761 Escorts Kubota Ltd. (b)                 149,809
         6,788 Gujarat Narmada Valley
                  Fertilizers & Chemicals
                  Ltd. (b)                              53,102
        54,252 Mahindra & Mahindra Ltd. (b)            839,379
         6,624 PI Industries Ltd. (b)                  242,720
        21,757 Sumitomo Chemical India
                  Ltd. (b)                             133,890
        11,146 Tata Chemicals Ltd. (b)                 150,230
        32,743 UPL Ltd. (b)                            268,591
                                               ---------------
                                                     2,182,082
                                               ---------------
               ISRAEL -- 2.0%
        56,082 ICL Group Ltd. (b)                      449,466
                                               ---------------
               JAPAN -- 6.7%
        52,300 Kubota Corp. (b)                        726,807
         8,900 Mitsui Chemicals, Inc. (b)              173,477
         6,200 Nissan Chemical Corp. (b)               276,977
         2,100 Sakata Seed Corp. (b)                    69,857
        72,100 Sumitomo Chemical Co.,
                  Ltd. (b)                             247,995
                                               ---------------
                                                     1,495,113
                                               ---------------
               MALAYSIA -- 2.8%
       349,401 Petronas Chemicals Group
                  Bhd (b)                              628,355
                                               ---------------

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               MEXICO -- 0.7%
        87,295 Orbia Advance Corp. SAB
                  de CV                        $       146,940
                                               ---------------
               NETHERLANDS -- 4.4%
        59,154 CNH Industrial N.V.                     660,750
         9,145 OCI N.V. (b)                            334,812
                                               ---------------
                                                       995,562
                                               ---------------
               NORWAY -- 1.7%
        11,111 Yara International ASA (b)              389,942
                                               ---------------
               QATAR -- 4.6%
       222,198 Industries Qatar QSC (b)              1,025,730
                                               ---------------
               RUSSIA -- 0.0%
         1,918 PhosAgro PJSC (b) (c) (d)                 4,104
                                               ---------------
               SINGAPORE -- 3.3%
       279,400 Wilmar International Ltd. (b)           743,313
                                               ---------------
               SWITZERLAND -- 0.6%
           446 Bucher Industries AG (b)                139,140
                                               ---------------
               TAIWAN -- 0.3%
        42,804 Taiwan Fertilizer Co., Ltd. (b)          73,984
                                               ---------------
               TURKEY -- 0.5%
        14,583 Gubre Fabrikalari TAS (b) (e)            99,382
                                               ---------------
               UNITED STATES -- 32.9%
         3,258 AGCO Corp.                              313,322
           523 Alamo Group, Inc.                        63,947
         8,703 CF Industries Holdings, Inc.            837,664
         1,492 Compass Minerals
                  International, Inc.                   57,487
        29,862 Corteva, Inc.                         1,706,613
           462 CVR Partners, L.P. (f)                   52,867
         6,577 Deere & Co.                           2,195,994
         5,502 FMC Corp.                               581,561
           480 Lindsay Corp.                            68,774
         3,875 LSB Industries, Inc. (g)                 55,219
        15,081 Mosaic (The) Co.                        728,865
         2,420 Scotts Miracle-Gro (The) Co.            103,455
         1,967 SiteOne Landscape Supply,
                  Inc. (e)                             204,843
         4,568 Toro (The) Co.                          395,041
                                               ---------------
                                                     7,365,652
                                               ---------------

               TOTAL INVESTMENTS -- 99.8%           22,329,078
               (Cost $27,211,436)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                   40,696
                                               ---------------
               NET ASSETS -- 100.0%            $    22,369,774
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

Page 58                 See Notes to Financial Statements


FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $11,174,450 or 50.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(d)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(e)   Non-income producing security.

(f)   Security is a Master Limited Partnership ("MLP").

(g)   Non-income producing security which makes payment-in-kind ("PIK")
      distributions. There were no in-kind distributions received for the fiscal year ended September 30, 2022.

ADR   - American Depositary Receipt

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                40.9%
Euro                                                16.5
Indian Rupee                                         9.8
Canadian Dollar                                      8.4
Japanese Yen                                         6.7
Qatar Riyal                                          4.6
Singapore Dollar                                     3.3
Malaysian Ringgit                                    2.8
Israeli Shekel                                       2.0
Norwegian Krone                                      1.8
Australian Dollar                                    1.1
Mexican Peso                                         0.7
Swiss Franc                                          0.6
Turkish Lira                                         0.4
New Taiwan Dollar                                    0.3
Hong Kong Dollar                                     0.1
Russian Ruble                                        0.0*
                                                   ------
   Total                                           100.0%
                                                   ======

*Amount is less than 0.1%

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                         LEVEL 2         LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                     9/30/2022           PRICES           INPUTS          INPUTS
                                                  ------------------------------------------------------------------
Common Stocks:
   Bermuda......................................  $        547,852  $        547,852  $           --  $           --
   Canada.......................................         1,867,335         1,867,335              --              --
   Chile........................................           566,099           566,099              --              --
   Mexico.......................................           146,940           146,940              --              --
   Netherlands..................................           995,562           660,750         334,812              --
   Russia.......................................             4,104                --              --           4,104
   United States................................         7,365,652         7,365,652              --              --
   Other Country Categories*....................        10,835,534                --      10,835,534              --
                                                  ------------------------------------------------------------------
Total Common Stocks.............................  $     22,329,078  $     11,154,628  $   11,170,346  $        4,104
                                                  ==================================================================


* See Portfolio of Investments for country breakout.

Level 3 Common Stocks are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

                        See Notes to Financial Statements                Page 59


FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.9%
               BRAZIL -- 23.9%
       169,172 Ambev S.A., ADR                 $       478,757
       214,498 B3 S.A. - Brasil Bolsa Balcao           522,889
       135,151 Banco Bradesco S.A., ADR                497,356
        60,969 Banco do Brasil S.A.                    434,577
        55,125 Centrais Eletricas Brasileiras
                  S.A.                                 440,236
       127,217 Cosan S.A.                              409,172
       105,120 Equatorial Energia S.A.                 523,422
       108,996 Gerdau S.A. (Preference
                  Shares)                              493,825
       349,148 Hapvida Participacoes e
                  Investimentos S.A. (b) (c)           491,908
        99,312 Itau Unibanco Holding S.A.,
                  ADR                                  513,443
       277,792 Itausa S.A. (Preference Shares)         502,094
        85,901 JBS S.A.                                401,928
        41,792 Localiza Rent a Car S.A.                471,892
        96,026 Lojas Renner S.A.                       497,010
       595,268 Magazine Luiza S.A. (d)                 497,680
        93,072 Petro Rio S.A. (d)                      475,509
        34,332 Petroleo Brasileiro S.A., ADR           423,657
        76,262 Rede D'Or Sao Luiz
                  S.A. (b) (c)                         421,718
       125,769 Rumo S.A.                               432,492
        57,429 Suzano S.A.                             475,563
        39,501 Vale S.A., ADR                          526,153
        89,848 WEG S.A.                                533,823
                                               ---------------
                                                    10,465,104
                                               ---------------
               CAYMAN ISLANDS -- 19.7%
         5,142 Alibaba Group Holding Ltd.,
                  ADR (d)                              411,309
        40,648 ANTA Sports Products Ltd. (e)           426,674
         3,408 Baidu, Inc., ADR (d)                    400,406
         7,727 JD.com, Inc., ADR                       388,668
        27,195 KE Holdings, Inc., ADR (d)              476,456
        56,012 Kuaishou
                  Technology (b) (c) (d) (e)           359,269
        17,052 Li Auto, Inc., ADR (d)                  392,367
        53,637 Li Ning Co., Ltd. (e)                   406,991
        20,267 Meituan, Class B (b) (c) (d) (e)        425,941
         5,543 NetEase, Inc., ADR                      419,051
        24,641 NIO, Inc., ADR (d)                      388,589
       100,122 NU Holdings Ltd., Class A (d)           440,537
         6,881 Pinduoduo, Inc., ADR (d)                430,613
        51,751 StoneCo., Ltd., Class A (d)             493,187
        35,700 Sunny Optical Technology
                  Group Co., Ltd. (e)                  339,279
        11,805 Tencent Holdings Ltd. (e)               398,729
        19,075 Trip.com Group Ltd., ADR (d)            520,938
        55,093 Wuxi Biologics Cayman,
                  Inc. (b) (c) (d) (e)                 327,960
       333,120 Xiaomi Corp.,
                  Class B (b) (c) (d) (e)              377,216
        25,499 XP, Inc., Class A (d)                   484,736
        26,490 XPeng, Inc., ADR (d)                    316,555
                                               ---------------
                                                     8,625,471
                                               ---------------

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               CHINA -- 5.9%
     1,395,346 Bank of China Ltd., Class H (e) $       455,714
        15,853 BYD Co., Ltd., Class H (e)              390,548
       790,793 China Construction Bank
                  Corp., Class H (e)                   456,447
        95,306 China Merchants Bank Co.,
                  Ltd., Class H (e)                    441,063
       962,655 Industrial & Commercial Bank
                  of China Ltd., Class H (e)           451,587
        83,045 Ping An Insurance (Group) Co.
                  of China Ltd., Class H (e)           414,294
                                               ---------------
                                                     2,609,653
                                               ---------------
               INDIA -- 17.4%
        19,546 Dr. Reddy's Laboratories Ltd.,
                  ADR                                1,023,038
        16,742 HDFC Bank Ltd., ADR                     978,068
        46,799 ICICI Bank Ltd., ADR                    981,375
        55,851 Infosys Ltd., ADR                       947,791
        15,510 Reliance Industries Ltd.,
                  GDR (b) (e)                          899,924
        15,416 State Bank of India,
                  GDR (c) (e)                          992,392
        35,244 Tata Motors Ltd., ADR (d) (f)           855,019
       204,008 Wipro Ltd., ADR                         960,878
                                               ---------------
                                                     7,638,485
                                               ---------------
               JERSEY -- 2.3%
        12,132 WNS (Holdings) Ltd.,
                  ADR (d)                              992,883
                                               ---------------
               MAURITIUS -- 5.7%
       284,703 Azure Power Global
                  Ltd. (d) (f)                       1,577,254
        30,647 MakeMyTrip Ltd. (d)                     940,863
                                               ---------------
                                                     2,518,117
                                               ---------------
               SOUTH KOREA -- 20.7%
         3,463 Celltrion, Inc. (e)                     420,292
        32,246 Doosan Enerbility Co.,
                  Ltd. (d) (e)                         316,755
         5,848 Ecopro BM Co., Ltd. (e)                 353,784
        29,492 HMM Co., Ltd. (e)                       376,557
         3,348 Hyundai Motor Co. (e)                   408,585
         8,940 Kakao Corp.                             356,800
        24,037 KakaoBank Corp. (d) (e)                 332,978
        13,270 KB Financial Group, Inc. (e)            400,735
         8,121 Kia Corp. (e)                           404,198
         2,847 L&F Co., Ltd. (d) (e)                   346,205
         1,038 LG Chem Ltd. (e)                        383,266
         6,497 LG Electronics, Inc. (e)                352,563
           922 LG H&H Co., Ltd. (e)                    404,130
         1,908 LG Innotek Co., Ltd. (e)                359,630
         2,734 NAVER Corp. (e)                         364,213
         2,573 POSCO Holdings, Inc. (e)                375,318
           786 Samsung Biologics Co.,
                  Ltd. (b) (c) (d) (e)                 439,979
         4,687 Samsung Electro-Mechanics
                  Co., Ltd. (e)                        361,623
        10,992 Samsung Electronics Co.,
                  Ltd. (e)                             403,618

Page 60                 See Notes to Financial Statements


FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SOUTH KOREA (CONTINUED)
         1,097 Samsung SDI Co., Ltd. (e)       $       412,630
        17,929 Shinhan Financial Group Co.,
                  Ltd. (e)                             416,475
         5,807 SK Bioscience Co., Ltd. (d) (e)         321,447
         6,893 SK Hynix, Inc. (e)                      394,281
         3,454 SK Innovation Co.,
                  Ltd. (e) (g)                         342,283
                                               ---------------
                                                     9,048,345
                                               ---------------
               UNITED KINGDOM -- 2.1%
       150,750 ReNew Energy Global PLC,
                  Class A (d)                          907,515
                                               ---------------
               UNITED STATES -- 2.2%
        29,030 Coupang, Inc. (d)                       483,930
         9,790 Yum China Holdings, Inc.                463,361
                                               ---------------
                                                       947,291
                                               ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                          43,752,864
               (Cost $49,271,343)              ---------------

               RIGHTS (a) -- 0.0%
               BRAZIL -- 0.0%
           128 Localiza Rent a Car S.A.,
                  expiring 11/7/22 (d) (h)                 261
               (Cost $0)                       ---------------

               MONEY MARKET FUNDS -- 1.7%
       739,375 Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.77% (i) (j)                        739,375
               (Cost $739,375)                 ---------------

               TOTAL INVESTMENTS -- 101.6%          44,492,500
               (Cost $50,010,718)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.6)%               (694,024)
                                               ---------------
               NET ASSETS -- 100.0%            $    43,798,476
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(d)   Non-income producing security.

(e)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $16,255,573 or 37.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(f)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $739,778 and the total value of the collateral held by the Fund is $739,375.

(g)   Non-income producing security which makes payment-in-kind ("PIK")
      distributions. For the fiscal year ended September 30, 2022, the Fund received 16 PIK shares of SK Innovation Co., Ltd.

(h)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(i)   Rate shown reflects yield as of September 30, 2022.

(j)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt
GDR   - Global Depositary Receipt

                        See Notes to Financial Statements                Page 61


FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $       739,778
Non-cash Collateral(2)                                (739,375)
                                               ---------------
Net Amount                                     $           403
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On September 30, 2022, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from September 29 to September 30, the value of the related securities loaned was above the collateral value received. See Note 2E - Securities
      Lending in the Notes to Financial Statements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                48.9%
South Korean Won                                    20.3
Brazilian Real                                      18.0
Hong Kong Dollar                                    12.8
                                                   ------
   Total                                           100.0%
                                                   ======

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                         LEVEL 2         LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                     9/30/2022           PRICES           INPUTS          INPUTS
                                                  ------------------------------------------------------------------
Common Stocks:
   Cayman Islands...............................  $      8,625,471  $      5,563,412  $    3,062,059  $           --
   China........................................         2,609,653                --       2,609,653              --
   India........................................         7,638,485         5,746,169       1,892,316              --
   South Korea..................................         9,048,345           356,800       8,691,545              --
   Other Country Categories*....................        15,830,910        15,830,910              --              --
Rights*.........................................               261               261              --              --
Money Market Funds..............................           739,375           739,375              --              --

                                                  ------------------------------------------------------------------
Total Investments...............................  $     44,492,500  $     28,236,927  $   16,255,573  $           --
                                                  ==================================================================


* See Portfolio of Investments for country breakout.

Page 62                 See Notes to Financial Statements


FIRST TRUST INDXX NEXTG ETF (NXTG)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.7%
               AUSTRALIA -- 0.6%
     1,173,082 Telstra Corp., Ltd. (b)         $     2,896,618
                                               ---------------
               BRAZIL -- 0.5%
       339,846 Telefonica Brasil S.A.,
                  ADR (c)                            2,555,642
                                               ---------------
               CANADA -- 1.6%
        60,220 BCE, Inc.                             2,525,024
        65,941 Rogers Communications, Inc.,
                  Class B                            2,540,066
       132,719 TELUS Corp.                           2,635,453
                                               ---------------
                                                     7,700,543
                                               ---------------
               CAYMAN ISLANDS -- 2.0%
       231,100 GDS Holdings Ltd.,
                  ADR (c) (d)                        4,081,226
     4,676,121 Xiaomi Corp.,
                  Class B (b) (d) (e) (f)            5,295,107
                                               ---------------
                                                     9,376,333
                                               ---------------
               CHINA -- 2.6%
    59,954,174 China Tower Corp., Ltd.,
                  Class H (b) (e) (f)                6,405,614
     3,354,402 ZTE Corp., Class H (b)                5,990,389
                                               ---------------
                                                    12,396,003
                                               ---------------
               FINLAND -- 2.6%
       128,408 Elisa OYJ (b)                         5,818,023
     1,496,197 Nokia OYJ, ADR                        6,388,761
                                               ---------------
                                                    12,206,784
                                               ---------------
               FRANCE -- 0.5%
       279,041 Orange S.A. (b)                       2,523,787
                                               ---------------
               GERMANY -- 2.2%
       163,155 Deutsche Telekom AG (b)               2,777,161
       247,488 Infineon Technologies AG (b)          5,416,015
     1,111,657 Telefonica Deutschland
                  Holding AG (b)                     2,247,561
                                               ---------------
                                                    10,440,737
                                               ---------------
               GUERNSEY -- 1.4%
        86,131 Amdocs Ltd.                           6,843,108
                                               ---------------
               HONG KONG -- 1.1%
     7,378,622 Lenovo Group Ltd. (b)                 5,103,756
                                               ---------------
               INDIA -- 7.3%
       370,794 Bharti Airtel Ltd. (b)                3,628,953
       548,554 HCL Technologies Ltd. (b)             6,229,973
       384,351 Infosys Ltd., ADR                     6,522,437
       164,649 Tata Consultancy Services
                  Ltd. (b)                           6,034,204
       495,582 Tech Mahindra Ltd. (b)                6,083,060
     1,232,013 Wipro Ltd., ADR                       5,802,781
                                               ---------------
                                                    34,301,408
                                               ---------------
               ITALY -- 1.7%
       668,631 Infrastrutture Wireless Italiane
                  S.p.A. (b) (e) (f)                 5,833,469
    11,124,739 Telecom Italia S.p.A. (b) (d)         2,057,700
                                               ---------------
                                                     7,891,169
                                               ---------------

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               JAPAN -- 10.8%
        51,332 Fujitsu Ltd. (b)                $     5,628,658
        96,648 KDDI Corp. (b)                        2,825,628
       128,771 Kyocera Corp. (b)                     6,487,320
       655,765 Mitsubishi Electric Corp. (b)         5,933,394
       183,159 NEC Corp. (b)                         5,864,799
       248,366 Nippon Telegraph &
                  Telephone Corp. (b)                6,699,006
       671,059 Renesas Electronics
                  Corp. (b) (d)                      5,625,649
       661,498 SoftBank Corp. (b)                    6,605,672
        79,276 Sony Group Corp. (b)                  5,106,521
                                               ---------------
                                                    50,776,647
                                               ---------------
               MALAYSIA -- 0.7%
     4,386,855 DiGi.Com Bhd (b)                      3,187,810
                                               ---------------
               MEXICO -- 0.6%
     3,245,985 America Movil SAB de CV,
                  Series L                           2,673,894
       162,299 Sitios Latinoamerica SAB de
                  CV (d)                                73,899
                                               ---------------
                                                     2,747,793
                                               ---------------
               NETHERLANDS -- 3.0%
       914,298 Koninklijke KPN N.V. (b)              2,474,415
        39,391 NXP Semiconductors N.V.               5,810,566
       189,233 STMicroelectronics N.V. (b)           5,882,261
                                               ---------------
                                                    14,167,242
                                               ---------------
               NEW ZEALAND -- 0.6%
     1,046,930 Spark New Zealand Ltd. (b)            2,929,054
                                               ---------------
               NORWAY -- 0.5%
       240,252 Telenor ASA (b)                       2,198,815
                                               ---------------
               PHILIPPINES -- 0.6%
        76,535 Globe Telecom, Inc. (b)               2,643,373
                                               ---------------
               QATAR -- 0.8%
     1,496,768 Ooredoo QPSC (b)                      3,647,700
                                               ---------------
               RUSSIA -- 0.0%
       755,018 Mobile TeleSystems PJSC,
                  ADR (b) (g) (h)                      103,951
                                               ---------------
               SINGAPORE -- 0.7%
     1,751,952 Singapore Telecommunications
                  Ltd. (b)                           3,232,772
                                               ---------------
               SOUTH AFRICA -- 1.0%
       339,218 MTN Group Ltd. (b)                    2,238,158
       364,704 Vodacom Group Ltd. (b)                2,450,480
                                               ---------------
                                                     4,688,638
                                               ---------------
               SOUTH KOREA -- 4.3%
       215,612 KT Corp., ADR                         2,634,779
        88,980 LG Electronics, Inc. (b)              4,828,538
       139,883 Samsung Electronics Co.,
                  Ltd. (b)                           5,136,399
        63,117 Samsung SDS Co., Ltd. (b)             5,026,562
        72,905 SK Telecom Co., Ltd. (b)              2,573,811
                                               ---------------
                                                    20,200,089
                                               ---------------

                        See Notes to Financial Statements                Page 63


FIRST TRUST INDXX NEXTG ETF (NXTG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SPAIN -- 0.9%
        73,535 Cellnex Telecom
                  S.A. (b) (e) (f)             $     2,268,295
       664,360 Telefonica S.A. (b)                   2,196,312
                                               ---------------
                                                     4,464,607
                                               ---------------
               SWEDEN -- 2.1%
       265,744 Tele2 AB, Class B (b)                 2,293,258
       881,959 Telefonaktiebolaget LM
                  Ericsson, Class B (b) (c)          5,155,449
       806,986 Telia Co., AB (b)                     2,324,186
                                               ---------------
                                                     9,772,893
                                               ---------------
               SWITZERLAND -- 0.6%
         5,703 Swisscom AG (b)                       2,670,379
                                               ---------------
               TAIWAN -- 9.2%
       607,248 Advantech Co., Ltd. (b)               5,593,651
     2,041,511 ASE Technology Holding Co.,
                  Ltd. (b)                           5,075,395
       756,115 Chunghwa Telecom Co.,
                  Ltd. (b)                           2,706,240
       912,164 Delta Electronics, Inc. (b)           7,245,434
     1,173,282 Far EasTone
                  Telecommunications Co.,
                  Ltd. (b)                           2,669,617
       231,990 MediaTek, Inc. (b)                    4,003,315
     1,994,034 Taiwan Mobile Co., Ltd. (b)           6,001,430
        79,874 Taiwan Semiconductor
                  Manufacturing Co., Ltd.,
                  ADR                                5,476,162
     4,138,197 United Microelectronics
                  Corp. (b)                          4,631,047
                                               ---------------
                                                    43,402,291
                                               ---------------
               THAILAND -- 0.6%
       524,600 Advanced Info Service
                  PCL (b)                            2,705,711
                                               ---------------
               UNITED ARAB EMIRATES -- 0.6%
       427,965 Emirates Telecommunications
                  Group Co. PJSC (b)                 2,720,150
                                               ---------------
               UNITED KINGDOM -- 1.4%
     3,192,422 BT Group PLC (b)                      4,291,559
     2,041,011 Vodafone Group PLC (b)                2,284,288
                                               ---------------
                                                     6,575,847
                                               ---------------
               UNITED STATES -- 36.6%
        73,447 Advanced Micro Devices,
                  Inc. (d)                           4,653,602
        27,888 American Tower Corp.                  5,987,554
        44,902 Analog Devices, Inc.                  6,256,645
        50,873 Apple, Inc.                           7,030,649
        73,738 Arista Networks, Inc. (d)             8,324,283
       154,461 AT&T, Inc.                            2,369,432
        13,046 Broadcom, Inc.                        5,792,554
       155,187 Ciena Corp. (d)                       6,274,210
       163,953 Cisco Systems, Inc.                   6,558,120
        40,397 Crown Castle, Inc.                    5,839,386

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               UNITED STATES (CONTINUED)
        54,470 Digital Realty Trust, Inc.      $     5,402,335
        11,021 Equinix, Inc.                         6,269,186
        44,796 F5, Inc. (d)                          6,483,325
       494,316 Hewlett Packard Enterprise Co.        5,921,906
       181,369 Intel Corp.                           4,673,879
        52,599 International Business
                  Machines Corp.                     6,249,287
       245,320 Juniper Networks, Inc.                6,407,758
        50,442 Keysight Technologies, Inc. (d)       7,937,553
        85,815 Lumentum Holdings, Inc. (d)           5,884,334
       128,480 Marvell Technology, Inc.              5,513,077
       108,908 Microchip Technology, Inc.            6,646,655
       109,914 Micron Technology, Inc.               5,506,691
        40,207 NVIDIA Corp.                          4,880,728
        69,025 Qorvo, Inc. (d)                       5,481,275
        53,080 QUALCOMM, Inc.                        5,996,978
        21,749 SBA Communications Corp.              6,190,853
        70,132 Skyworks Solutions, Inc.              5,980,156
        24,245 T-Mobile US, Inc. (d)                 3,252,952
        63,312 Verizon Communications, Inc.          2,403,957
        57,111 VMware, Inc., Class A                 6,080,037
                                               ---------------
                                                   172,249,357
                                               ---------------
               TOTAL COMMON STOCKS
                  -- 99.7%                         469,321,007
               (Cost $586,232,777)             ---------------

               RIGHTS (a) -- 0.0%
               PHILIPPINES -- 0.0%
         5,410 Globe Telecom, Inc., expiring
                  10/21/22 (b) (d) (h)                  32,299
               (Cost $0)                       ---------------

               MONEY MARKET FUNDS -- 2.3%
    10,893,912 Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.77% (i) (j)                     10,893,912
               (Cost $10,893,912)              ---------------

               TOTAL INVESTMENTS -- 102.0%         480,247,218
               (Cost $597,126,689)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.0)%             (9,191,330)
                                               ---------------
               NET ASSETS -- 100.0%            $   471,055,888
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

Page 64                 See Notes to Financial Statements


FIRST TRUST INDXX NEXTG ETF (NXTG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $240,540,151 or 51.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $10,573,085 and the total value of the collateral held by the Fund is $10,893,912.

(d)   Non-income producing security.

(e)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(g)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(h)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(i)   Rate shown reflects yield as of September 30, 2022.

(j)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    10,573,085
Non-cash Collateral(2)                             (10,573,085)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At September 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                47.8%
Japanese Yen                                        10.6
Euro                                                 8.2
New Taiwan Dollar                                    7.9
Hong Kong Dollar                                     4.7
Indian Rupee                                         4.6
South Korean Won                                     3.6
Swedish Krona                                        2.0
Canadian Dollar                                      1.6
British Pound Sterling                               1.4
South African Rand                                   1.0
Qatar Riyal                                          0.8
Singapore Dollar                                     0.7
Malaysian Ringgit                                    0.7
New Zealand Dollar                                   0.6
Australian Dollar                                    0.6
Mexican Peso                                         0.6
United Arab Emirates Dirham                          0.6
Thai Baht                                            0.6
Philippine Peso                                      0.5
Swiss Franc                                          0.5
Norwegian Krone                                      0.4
                                                   ------
   Total                                           100.0%
                                                   ======

                        See Notes to Financial Statements                Page 65


FIRST TRUST INDXX NEXTG ETF (NXTG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                         LEVEL 2         LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                     9/30/2022           PRICES           INPUTS          INPUTS
                                                  ------------------------------------------------------------------
Common Stocks:
   Brazil.......................................  $      2,555,642  $      2,555,642  $           --  $           --
   Canada.......................................         7,700,543         7,700,543              --              --
   Cayman Islands...............................         9,376,333         4,081,226       5,295,107              --
   Finland......................................        12,206,784         6,388,761       5,818,023              --
   Guernsey.....................................         6,843,108         6,843,108              --              --
   India........................................        34,301,408        12,325,218      21,976,190              --
   Mexico.......................................         2,747,793         2,747,793              --              --
   Netherlands..................................        14,167,242         5,810,566       8,356,676              --
   Russia.......................................           103,951                --              --         103,951
   South Korea..................................        20,200,089         2,634,779      17,565,310              --
   Taiwan.......................................        43,402,291         5,476,162      37,926,129              --
   United States................................       172,249,357       172,249,357              --              --
   Other Country Categories*....................       143,466,466                --     143,466,466              --
Rights*.........................................            32,299                --          32,299              --
Money Market Funds..............................        10,893,912        10,893,912              --              --
                                                  ------------------------------------------------------------------
Total Investments...............................  $    480,247,218  $    239,707,067  $  240,436,200  $      103,951
                                                  ==================================================================


* See Portfolio of Investments for country breakout.

Level 3 Common Stocks are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Page 66                 See Notes to Financial Statements


FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.8%
               AUSTRALIA -- 2.3%
        33,930 Allkem Ltd. (b) (c)             $       300,061
       358,791 Nickel Industries Ltd. (b)              181,139
       153,302 Pilbara Minerals Ltd. (b) (c)           442,314
                                               ---------------
                                                       923,514
                                               ---------------
               AUSTRIA -- 0.5%
        29,294 ams-OSRAM AG (b) (c)                    182,347
                                               ---------------
               BELGIUM -- 0.5%
         2,852 Solvay S.A. (b)                         220,807
                                               ---------------
               CANADA -- 1.2%
        10,638 Lithium Americas Corp. (c) (d)          279,167
         4,090 Magna International, Inc.               194,026
                                               ---------------
                                                       473,193
                                               ---------------
               CAYMAN ISLANDS -- 3.5%
         3,320 Ambarella, Inc. (c)                     186,518
         2,472 Baidu, Inc., ADR (c)                    290,435
       102,882 Geely Automobile Holdings
                  Ltd. (b)                             140,793
        34,660 Himax Technologies, Inc.,
                  ADR (d)                              167,754
         7,496 Li Auto, Inc., ADR (c)                  172,483
        13,120 NIO, Inc., ADR (c)                      206,902
         7,105 XPeng, Inc., ADR (c)                     84,905
       113,490 Yadea Group Holdings
                  Ltd. (b) (e) (f)                     181,389
                                               ---------------
                                                     1,431,179
                                               ---------------
               CHILE -- 0.6%
         2,585 Sociedad Quimica y Minera de
                  Chile S.A., ADR                      234,589
                                               ---------------
               CHINA -- 2.8%
        24,050 BYD Co., Ltd., Class H (b)              592,485
        27,090 Ganfeng Lithium Co., Ltd.,
                  Class H (b) (d) (e) (f)              178,957
       187,390 Great Wall Motor Co., Ltd.,
                  Class H (b)                          213,632
       225,964 Guangzhou Automobile Group
                  Co., Ltd., Class H (b)               160,557
                                               ---------------
                                                     1,145,631
                                               ---------------
               FRANCE -- 1.3%
         4,814 Schneider Electric SE (b)               543,743
                                               ---------------
               GERMANY -- 2.9%
         3,136 Bayerische Motoren Werke
                  AG (b)                               212,549
         3,448 Continental AG (b)                      152,999
        11,631 Infineon Technologies AG (b)            254,532
         7,411 Mercedes-Benz Group AG (b)              374,751
         1,679 Wacker Chemie AG (b)                    172,611
                                               ---------------
                                                     1,167,442
                                               ---------------
               INDIA -- 0.5%
         8,321 Tata Motors Ltd., ADR (c) (d)           201,867
                                               ---------------
               JAPAN -- 6.4%
         7,600 Aisin Corp. (b)                         195,622

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               JAPAN (CONTINUED)
         4,400 Denso Corp. (b)                 $       201,182
        12,664 Honda Motor Co., Ltd. (b)               274,882
        62,709 Nissan Motor Co., Ltd. (b)              202,088
        28,000 Panasonic Holdings Corp. (b)            196,617
        26,100 Renesas Electronics
                  Corp. (b) (c)                        218,803
        13,610 Subaru Corp. (b)                        205,679
        82,160 Toyota Motor Corp. (b)                1,073,868
                                               ---------------
                                                     2,568,741
                                               ---------------
               JERSEY -- 0.5%
         2,486 Aptiv PLC (c)                           194,430
                                               ---------------
               NETHERLANDS -- 3.1%
         2,253 Alfen Beheer BV (b) (c) (e) (f)         206,322
         1,197 Ferrari N.V.                            221,445
         2,362 NXP Semiconductors N.V.                 348,419
        19,232 Stellantis N.V. (b)                     227,176
         7,506 STMicroelectronics N.V. (b)             233,322
         7,107 Yandex N.V.,
                  Class A (b) (c) (g) (h)                3,370
                                               ---------------
                                                     1,240,054
                                               ---------------
               SOUTH KOREA -- 8.2%
         2,572 Ecopro BM Co., Ltd. (b) (d)             155,597
         1,547 Hyundai Mobis Co., Ltd. (b)             204,209
         1,711 Hyundai Motor Co. (b)                   208,808
         4,277 Iljin Materials Co., Ltd. (b)           149,528
         3,955 Kia Corp. (b)                           196,848
           571 LG Chem Ltd. (b)                        210,833
         3,148 LX Semicon Co., Ltd. (b)                164,835
        46,295 Samsung Electronics Co.,
                  Ltd. (b)                           1,699,918
           553 Samsung SDI Co., Ltd. (b)               208,007
         3,655 SK IE Technology Co.,
                  Ltd. (b) (c) (e) (f)                 132,030
                                               ---------------
                                                     3,330,613
                                               ---------------
               SWEDEN -- 0.6%
        17,338 Volvo AB, Class B (b)                   245,349
                                               ---------------
               TAIWAN -- 4.4%
        25,721 Taiwan Semiconductor
                  Manufacturing Co., Ltd.,
                  ADR                                1,763,432
                                               ---------------
               UNITED STATES -- 60.5%
        14,579 Advanced Micro Devices,
                  Inc. (c)                             923,725
         1,135 Albemarle Corp.                         300,139
        11,343 Allegro MicroSystems, Inc. (c)          247,844
        17,464 Alphabet, Inc., Class A (c)           1,670,432
         4,677 Analog Devices, Inc.                    651,693
           913 ANSYS, Inc. (c)                         202,412
        14,174 Apple, Inc.                           1,958,847
         3,044 Autoliv, Inc.                           202,822
        12,609 Blink Charging Co. (c) (d)              223,431
         6,650 BorgWarner, Inc.                        208,810
         8,351 Cerence, Inc. (c)                       131,528

                        See Notes to Financial Statements                Page 67


FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               UNITED STATES (CONTINUED)
        16,763 ChargePoint Holdings,
                  Inc. (c) (d)                 $       247,422
         3,204 Cirrus Logic, Inc. (c)                  220,435
         1,231 Cummins, Inc.                           250,521
        35,528 Ford Motor Co.                          397,914
        12,464 General Motors Co.                      399,970
         8,056 Gentex Corp.                            192,055
        37,909 indie Semiconductor, Inc.,
                  Class A (c) (d)                      277,494
        54,388 Intel Corp.                           1,401,579
         1,765 Lear Corp.                              211,253
        10,529 Livent Corp. (c)                        322,714
        11,635 Lucid Group, Inc. (c) (d)               162,541
        36,527 Luminar Technologies,
                  Inc. (c) (d)                         266,099
         7,570 Marvell Technology, Inc.                324,829
         6,911 MaxLinear, Inc. (c)                     225,437
         4,889 Microchip Technology, Inc.              298,376
        10,047 Micron Technology, Inc.                 503,355
         7,729 Microsoft Corp.                       1,800,084
        95,637 Microvast Holdings,
                  Inc. (c) (d)                         173,103
        13,081 NVIDIA Corp.                          1,587,903
         4,432 ON Semiconductor Corp. (c)              276,246
         3,065 PACCAR, Inc.                            256,510
        12,042 Plug Power, Inc. (c)                    253,002
        45,105 Proterra, Inc. (c) (d)                  224,623
         2,294 Qorvo, Inc. (c)                         182,166
        15,434 QUALCOMM, Inc.                        1,743,733
        10,735 Rambus, Inc. (c)                        272,884
         7,287 Rivian Automotive, Inc.,
                  Class A (c)                          239,815
         1,808 Silicon Laboratories, Inc. (c)          223,179
         1,531 SiTime Corp. (c)                        120,536
         2,346 Skyworks Solutions, Inc.                200,043
         1,908 Synaptics, Inc. (c)                     188,911
         8,483 Tesla, Inc. (c)                       2,250,116
         8,296 Texas Instruments, Inc.               1,284,055
        27,406 TuSimple Holdings, Inc.,
                  Class A (c) (d)                      208,286
         3,298 Wolfspeed, Inc. (c)                     340,881
        15,469 Xperi Holding Corp.                     218,732
                                               ---------------
                                                    24,468,485
                                               ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                          40,335,416
               (Cost $55,554,257)              ---------------

               MONEY MARKET FUNDS -- 5.4%
     2,191,487 Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.77% (i) (j)                      2,191,487
               (Cost $2,191,487)               ---------------

               DESCRIPTION                               VALUE
--------------------------------------------------------------
               TOTAL INVESTMENTS -- 105.2%     $    42,526,903
               (Cost $57,745,744)
               NET OTHER ASSETS AND
                  LIABILITIES -- (5.2)%             (2,111,979)
                                               ---------------
               NET ASSETS -- 100.0%            $    40,414,924
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $11,320,559 or 28.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,105,168 and the total value of the collateral held by the Fund is $2,191,487.

(e)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(g)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(h)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(i)   Rate shown reflects yield as of September 30, 2022.

(j)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

Page 68                 See Notes to Financial Statements


FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     2,105,168
Non-cash Collateral(2)                              (2,105,168)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At September 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                72.3%
South Korean Won                                     7.8
Euro                                                 6.1
Japanese Yen                                         6.0
Hong Kong Dollar                                     3.5
Australian Dollar                                    2.2
Canadian Dollar                                      1.1
Swedish Krona                                        0.6
Swiss Franc                                          0.4
                                                   ------
   Total                                           100.0%
                                                   ======

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                         LEVEL 2         LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                     9/30/2022           PRICES           INPUTS          INPUTS
                                                  ------------------------------------------------------------------
Common Stocks:
   Canada.......................................  $        473,193  $        473,193  $           --  $           --
   Cayman Islands...............................         1,431,179         1,108,997         322,182              --
   Chile........................................           234,589           234,589              --              --
   India........................................           201,867           201,867              --              --
   Jersey.......................................           194,430           194,430              --              --
   Netherlands..................................         1,240,054           569,864         666,820           3,370
   Taiwan.......................................         1,763,432         1,763,432              --              --
   United States................................        24,468,485        24,468,485              --              --
   Other Country Categories*....................        10,328,187                --      10,328,187              --
Money Market Funds..............................         2,191,487         2,191,487              --              --

                                                  ------------------------------------------------------------------
Total Investments...............................  $     42,526,903  $     31,206,344  $   11,317,189  $        3,370
                                                  ==================================================================


* See Portfolio of Investments for country breakout.

Level 3 Common Stocks are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

                        See Notes to Financial Statements                Page 69


FIRST TRUST CLOUD COMPUTING ETF (SKYY)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.6%
               CANADA -- 2.3%
       639,900 Open Text Corp.                 $    16,918,956
     1,909,388 Shopify, Inc., Class A (b)           51,438,913
                                               ---------------
                                                    68,357,869
                                               ---------------
               GERMANY -- 1.3%
       472,752 SAP SE, ADR (c)                      38,411,100
                                               ---------------
               ISRAEL -- 1.7%
       636,565 Wix.com Ltd. (b)                     49,798,480
                                               ---------------
               NETHERLANDS -- 0.6%
       240,068 Elastic N.V. (b)                     17,222,478
                                               ---------------
               UNITED STATES -- 93.7%
       161,825 Adobe, Inc. (b)                      44,534,240
       892,515 Akamai Technologies, Inc. (b)        71,686,805
     1,116,840 Alphabet, Inc., Class A (b)         106,825,746
       953,415 Amazon.com, Inc. (b)                107,735,895
       198,699 Appfolio, Inc., Class A (b)          20,807,759
       859,023 Appian Corp., Class A (b)            35,073,909
     2,453,600 AppLovin Corp., Class A (b)          47,820,664
     1,008,212 Arista Networks, Inc. (b)           113,817,053
     1,051,908 Asana, Inc., Class A (b) (c)         23,383,915
       244,013 Atlassian Corp. PLC,
                  Class A (b)                       51,386,698
       385,164 Blackbaud, Inc. (b)                  16,970,326
       296,499 Blackline, Inc. (b)                  17,760,290
       782,292 Box, Inc., Class A (b)               19,080,102
     1,801,794 Cisco Systems, Inc.                  72,071,760
     1,287,776 Cloudflare, Inc., Class A (b)        71,226,891
     2,208,778 Confluent, Inc., Class A (b)         52,502,653
       344,933 Coupa Software, Inc. (b)             20,282,060
       110,313 Crowdstrike Holdings, Inc.,
                  Class A (b)                       18,180,685
       191,940 Datadog, Inc., Class A (b)           17,040,433
     2,871,567 DigitalOcean Holdings,
                  Inc. (b) (c)                     103,864,578
       345,999 DocuSign, Inc. (b)                   18,500,567
     2,091,800 Domo, Inc., Class B (b)              37,631,482
       941,750 Dropbox, Inc., Class A (b)           19,513,060
     2,833,199 Eventbrite, Inc., Class A (b)        17,225,850
       506,387 Everbridge, Inc. (b)                 15,637,231
     6,463,330 Fastly, Inc., Class A (b)            59,204,103
     1,709,536 HashiCorp, Inc., Class A (b)         55,029,964
     4,443,539 Hewlett Packard Enterprise Co.       53,233,597
       179,303 HubSpot, Inc. (b)                    48,433,326
       940,943 International Business
                  Machines Corp.                   111,793,438
        46,654 Intuit, Inc.                         18,070,027
    10,112,474 Lumen Technologies, Inc.             73,618,811
       462,250 Microsoft Corp.                     107,658,025
       311,961 MongoDB, Inc. (b)                    61,942,976
       837,823 NetApp, Inc.                         51,819,353
     1,629,997 Oracle Corp.                         99,543,917
       108,533 Palo Alto Networks, Inc. (b)         17,776,620
        57,359 Paycom Software, Inc. (b)            18,927,896
        83,585 Paylocity Holding Corp. (b)          20,192,464

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               UNITED STATES (CONTINUED)
     4,172,049 Pure Storage, Inc., Class A (b) $   114,188,981
       507,146 Q2 Holdings, Inc. (b)                16,330,101
     1,644,412 Qualtrics International, Inc.,
                  Class A (b)                       16,740,114
       132,613 Qualys, Inc. (b)                     18,484,926
    26,993,269 Rackspace Technology,
                  Inc. (b) (c)                     110,132,537
     1,404,093 RingCentral, Inc., Class A (b)       56,107,556
       387,088 Salesforce, Inc. (b)                 55,678,738
       139,046 ServiceNow, Inc. (b)                 52,505,160
       605,472 Smartsheet, Inc., Class A (b)        20,804,018
       111,325 Snowflake, Inc., Class A (b)         18,920,797
       671,245 Splunk, Inc. (b)                     50,477,624
       335,509 Sprout Social, Inc., Class A (b)     20,358,686
       959,241 Squarespace, Inc., Class A (b)       20,489,388
     1,064,135 Toast, Inc., Class A (b) (c)         17,792,337
       321,277 Trade Desk (The), Inc.,
                  Class A (b)                       19,196,301
       868,526 Twilio, Inc., Class A (b)            60,049,888
       101,064 Veeva Systems, Inc.,
                  Class A (b)                       16,663,432
       122,412 Workday, Inc., Class A (b)           18,633,555
       890,147 Workiva, Inc. (b)                    69,253,437
       250,549 Zoom Video Communications,
                  Inc., Class A (b)                 18,437,901
       126,501 Zscaler, Inc. (b)                    20,792,969
     2,622,921 Zuora, Inc., Class A (b)             19,357,157
                                               ---------------
                                                 2,769,200,772
                                               ---------------
               TOTAL COMMON STOCKS
                  -- 99.6%                       2,942,990,699
               (Cost $4,169,346,924)           ---------------

               MONEY MARKET FUNDS -- 1.2%
    35,120,068 Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.77% (d) (e)                     35,120,068
               (Cost $35,120,068)              ---------------

               TOTAL INVESTMENTS -- 100.8%       2,978,110,767
               (Cost $4,204,466,992)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.8)%            (23,537,698)
                                               ---------------
               NET ASSETS -- 100.0%            $ 2,954,573,069
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

Page 70                 See Notes to Financial Statements


FIRST TRUST CLOUD COMPUTING ETF (SKYY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

(c)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $33,318,349 and the total value of the collateral held by the Fund is $35,120,068.

(d)   Rate shown reflects yield as of September 30, 2022.

(e)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    33,318,349
Non-cash Collateral(2)                             (33,318,349)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At September 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                         LEVEL 2         LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                     9/30/2022           PRICES           INPUTS          INPUTS
                                                  ------------------------------------------------------------------
Common Stocks*..................................  $  2,942,990,699  $  2,942,990,699  $           --  $           --
Money Market Funds..............................        35,120,068        35,120,068              --              --

                                                  ------------------------------------------------------------------
Total Investments...............................  $  2,978,110,767  $  2,978,110,767  $           --  $           --
                                                  ==================================================================


* See Portfolio of Investments for country breakout.

                        See Notes to Financial Statements                Page 71


FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.6%
               AUSTRALIA -- 0.4%
       548,734 Lottery (The) Corp. (b) (c)     $     1,470,583
                                               ---------------
               BERMUDA -- 1.2%
        82,733 Arch Capital Group Ltd. (c)           3,767,661
                                               ---------------
               BRAZIL -- 3.3%
     1,344,745 Caixa Seguridade
                  Participacoes S.A.                 2,133,903
     2,568,650 Sendas Distribuidora S.A.             8,356,856
                                               ---------------
                                                    10,490,759
                                               ---------------
               CANADA -- 11.3%
       363,641 Definity Financial Corp.             10,219,382
       184,896 Intact Financial Corp.               26,166,663
                                               ---------------
                                                    36,386,045
                                               ---------------
               CAYMAN ISLANDS -- 13.3%
       246,680 Chindata Group Holdings Ltd.,
                  ADR (c)                            1,993,174
       198,369 Dlocal Ltd. (c)                       4,070,532
       977,614 Jiumaojiu International
                  Holdings Ltd. (b) (d) (e)          1,589,813
     1,516,800 Kuaishou
                  Technology (b) (c) (d) (e)         9,728,982
       327,043 Li Auto, Inc., ADR (c)                7,525,260
       283,380 Pinduoduo, Inc., ADR (c)             17,733,920
                                               ---------------
                                                    42,641,681
                                               ---------------
               CHINA -- 2.3%
       161,209 China Tourism Group Duty
                  Free Corp., Ltd.,
                  Class H (c) (d) (e)                4,051,969
       367,853 Tianqi Lithium Corp.,
                  Class H (c)                        3,210,070
                                               ---------------
                                                     7,262,039
                                               ---------------
               FRANCE -- 0.5%
       105,369 Euroapi S.A. (b) (c)                  1,749,129
                                               ---------------
               GERMANY -- 2.1%
       239,776 Daimler Truck Holding
                  AG (b) (c)                         5,420,709
        72,182 Encavis AG (b)                        1,290,098
                                               ---------------
                                                     6,710,807
                                               ---------------
               INDONESIA -- 1.3%
   265,444,645 GoTo Gojek Tokopedia Tbk
                  PT (b) (c)                         4,241,047
                                               ---------------
               IRELAND -- 2.6%
        12,790 ICON PLC (c)                          2,350,546
       186,570 nVent Electric PLC                    5,897,478
                                               ---------------
                                                     8,248,024
                                               ---------------
               ITALY -- 0.4%
        90,405 Industrie De Nora S.p.A. (b) (c)      1,382,125
                                               ---------------
               JAPAN -- 17.6%
       925,800 Astellas Pharma, Inc. (b)            12,264,348
       173,500 Dexerials Corp. (b) (f)               3,884,212
     2,253,117 SoftBank Corp. (b)                   22,499,467

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               JAPAN (CONTINUED)
       283,699 Takeda Pharmaceutical Co.,
                  Ltd., ADR (f)                $     3,679,576
       457,400 TDK Corp. (b)                        14,120,105
                                               ---------------
                                                    56,447,708
                                               ---------------
               LUXEMBOURG -- 1.2%
     1,611,498 Samsonite International
                  S.A. (b) (c) (d) (e)               3,865,023
                                               ---------------
               NETHERLANDS -- 8.1%
        68,246 Alfen Beheer BV (b) (c) (d) (e)       6,249,731
       112,678 JDE Peet's N.V. (b)                   3,294,478
       281,314 Prosus N.V. (b)                      14,635,761
       161,215 Technip Energies N.V. (b)             1,827,004
                                               ---------------
                                                    26,006,974
                                               ---------------
               NORWAY -- 0.5%
       503,555 Var Energi ASA (b)                    1,636,132
                                               ---------------
               SAUDI ARABIA -- 9.4%
       122,893 ACWA Power Co. (b)                    5,473,104
        31,377 Dr. Sulaiman Al Habib Medical
                  Services Group Co. (b)             1,727,389
        27,791 Elm Co. (b)                           2,323,782
        58,272 Nahdi Medical Co. (b)                 2,925,009
     1,725,756 Saudi Arabian Oil
                  Co. (b) (d) (e)                   16,429,173
        26,895 Saudi Tadawul Group Holding
                  Co. (b)                            1,429,637
                                               ---------------
                                                    30,308,094
                                               ---------------
               SOUTH KOREA -- 2.4%
        26,223 LG Energy Solution Ltd. (b) (c)       7,732,070
                                               ---------------
               SPAIN -- 4.5%
       387,413 Corp ACCIONA Energias
                  Renovables S.A. (b)               14,459,909
                                               ---------------
               SWEDEN -- 3.0%
       126,070 Nordnet AB publ (b)                   1,427,559
       275,327 Swedish Orphan Biovitrum
                  AB (b) (c)                         5,321,227
       667,783 Volvo Car AB, Class B (b) (c)         2,897,711
                                               ---------------
                                                     9,646,497
                                               ---------------
               SWITZERLAND -- 0.4%
        64,257 SIG Group AG (b)                      1,304,681
                                               ---------------
               THAILAND -- 10.1%
    71,721,500 Asset World Corp. PCL (b)            10,985,964
    10,913,200 Gulf Energy Development
                  PCL (b) (e)                       15,122,502
    15,397,300 Thai Life Insurance PCL (c)           6,531,198
                                               ---------------
                                                    32,639,664
                                               ---------------
               UNITED ARAB EMIRATES -- 0.8%
     1,581,448 Fertiglobe PLC (b)                    2,457,798
                                               ---------------
               UNITED KINGDOM -- 2.0%
     2,069,692 Haleon PLC (c)                        6,453,200
                                               ---------------

Page 72                 See Notes to Financial Statements


FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               UNITED STATES -- 0.9%
        12,469 SolarEdge Technologies,
                  Inc. (c)                     $     2,886,075
                                               ---------------
               TOTAL COMMON STOCKS
                  -- 99.6%                         320,193,725
               (Cost $357,133,278)             ---------------

               MONEY MARKET FUNDS -- 1.6%
     5,243,340 Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.77% (g) (h)                      5,243,340
               (Cost $5,243,340)               ---------------

               TOTAL INVESTMENTS -- 101.2%         325,437,065
               (Cost $362,376,618)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.2)%             (4,015,781)
                                               ---------------
               NET ASSETS -- 100.0%            $   321,421,284
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $203,166,262 or 63.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(f)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,001,856 and the total value of the collateral held by the Fund is $5,243,340.

(g)   Rate shown reflects yield as of September 30, 2022.

(h)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     5,001,856
Non-cash Collateral(2)                              (5,001,856)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At September 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 73


FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                16.9%
Japanese Yen                                        16.2
Euro                                                15.5
Canadian Dollar                                     11.2
Thai Baht                                           10.0
Saudi Riyad                                          9.3
Hong Kong Dollar                                     6.9
Brazilian Real                                       3.2
Swedish Krona                                        3.0
South Korean Won                                     2.4
British Pound Sterling                               2.0
Indonesian Rupiah                                    1.3
United Arab Emirates Dirham                          0.8
Norwegian Krone                                      0.5
Australian Dollar                                    0.4
Swiss Franc                                          0.4
                                                   ------
   Total                                           100.0%
                                                   ======

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                         LEVEL 2         LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                     9/30/2022           PRICES           INPUTS          INPUTS
                                                  ------------------------------------------------------------------
Common Stocks:
   Bermuda......................................  $      3,767,661  $      3,767,661  $           --  $           --
   Brazil.......................................        10,490,759        10,490,759              --              --
   Canada.......................................        36,386,045        36,386,045              --              --
   Cayman Islands...............................        42,641,681        31,322,886      11,318,795              --
   China........................................         7,262,039         7,262,039              --              --
   Ireland......................................         8,248,024         8,248,024              --              --
   Japan........................................        56,447,708         3,679,576      52,768,132              --
   Thailand.....................................        32,639,664         6,531,198      26,108,466              --
   United Kingdom...............................         6,453,200         6,453,200              --              --
   United States................................         2,886,075         2,886,075              --              --
   Other Country Categories*....................       112,970,869                --     112,970,869              --
Money Market Funds..............................         5,243,340         5,243,340              --              --

                                                  ------------------------------------------------------------------
Total Investments...............................  $    325,437,065  $    122,270,803  $  203,166,262  $           --
                                                  ==================================================================


* See Portfolio of Investments for country breakout.

Page 74                 See Notes to Financial Statements


FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.5%
               CAYMAN ISLANDS -- 0.2%
     2,146,826 Arqit Quantum, Inc. (b) (c)     $    12,086,630
                                               ---------------
               FRANCE -- 3.0%
     1,294,418 Thales S.A. (d)                     142,636,529
                                               ---------------
               INDIA -- 6.0%
    16,646,588 Infosys Ltd., ADR                   282,492,598
                                               ---------------
               ISRAEL -- 7.1%
     1,300,630 Check Point Software
                  Technologies Ltd. (c)            145,696,573
     1,083,915 CyberArk Software Ltd. (c)          162,522,215
     1,380,375 Radware Ltd. (c)                     30,078,371
                                               ---------------
                                                   338,297,159
                                               ---------------
               JAPAN -- 2.9%
     2,515,073 Trend Micro, Inc. (d)               135,468,742
                                               ---------------
               SOUTH KOREA -- 0.2%
       208,862 Ahnlab, Inc. (d)                      8,928,666
                                               ---------------
               UNITED KINGDOM -- 1.6%
    16,043,564 Darktrace PLC (c) (d)                52,399,858
     9,548,589 NCC Group PLC (d)                    23,033,367
                                               ---------------
                                                    75,433,225
                                               ---------------
               UNITED STATES -- 78.5%
     2,075,349 A10 Networks, Inc.                   27,539,881
     1,732,247 Akamai Technologies, Inc. (c)       139,134,079
     1,634,141 Booz Allen Hamilton Holding
                  Corp.                            150,912,921
       627,427 Broadcom, Inc.                      278,583,862
     6,994,075 Cisco Systems, Inc.                 279,763,000
     2,499,397 Cloudflare, Inc., Class A (c)       138,241,648
     1,712,804 Crowdstrike Holdings, Inc.,
                  Class A (c)                      282,287,227
       995,714 F5, Inc. (c)                        144,109,687
     3,211,902 Fortinet, Inc. (c)                  157,800,745
     5,502,728 Juniper Networks, Inc.              143,731,255
     2,114,352 KnowBe4, Inc., Class A (c)           43,999,665
     1,645,321 Leidos Holdings, Inc.               143,916,228
     2,124,684 NetScout Systems, Inc. (c)           66,545,103
     6,922,868 NortonLifeLock, Inc.                139,426,562
     1,711,027 Okta, Inc. (c)                       97,306,106
     1,685,179 Palo Alto Networks, Inc. (c)        276,015,469
     1,029,539 Qualys, Inc. (c)                    143,507,441
     1,931,652 Rapid7, Inc. (c)                     82,867,871
     4,370,714 Ribbon Communications,
                  Inc. (c)                           9,702,985
     1,717,222 Science Applications
                  International Corp.              151,853,942
     5,726,383 SentinelOne, Inc., Class A (c)      146,366,350
     1,737,057 Splunk, Inc. (c)                    130,626,686
     1,578,548 Telos Corp. (c)                      14,033,292
     3,397,350 Tenable Holdings, Inc. (c)          118,227,780
     3,616,161 Varonis Systems, Inc. (c)            95,900,590
       858,232 VeriSign, Inc. (c)                  149,074,898
       982,087 Zscaler, Inc. (c)                   161,425,640
                                               ---------------
                                                 3,712,900,913
                                               ---------------

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               TOTAL COMMON STOCKS
                  -- 99.5%                     $ 4,708,244,462
               (Cost $5,182,827,655)           ---------------

               MONEY MARKET FUNDS -- 0.1%
     3,053,070 Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.77% (e) (f)                      3,053,070
               (Cost $3,053,070)               ---------------

               TOTAL INVESTMENTS -- 99.6%        4,711,297,532
               (Cost $5,185,880,725)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.4%               19,785,101
                                               ---------------
               NET ASSETS -- 100.0%            $ 4,731,082,633
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,872,426 and the total value of the collateral held by the Fund is $3,053,070.

(c)   Non-income producing security.

(d)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $362,467,162 or 7.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(e)   Rate shown reflects yield as of September 30, 2022.

(f)   This security serves as collateral for securities on loan.

ADR   - American Depositary Receipt

                        See Notes to Financial Statements                Page 75


FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     2,872,426
Non-cash Collateral(2)                              (2,872,426)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At September 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                92.3%
Euro                                                 3.0
Japanese Yen                                         2.9
British Pound Sterling                               1.6
South Korean Won                                     0.2
                                                   ------
   Total                                           100.0%
                                                   ======

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                         LEVEL 2         LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                     9/30/2022           PRICES           INPUTS          INPUTS
                                                  ------------------------------------------------------------------
Common Stocks:
   France.......................................  $    142,636,529  $             --  $  142,636,529  $           --
   Japan........................................       135,468,742                --     135,468,742              --
   South Korea..................................         8,928,666                --       8,928,666              --
   United Kingdom...............................        75,433,225                --      75,433,225              --
   Other Country Categories*....................     4,345,777,300     4,345,777,300              --              --
Money Market Funds..............................         3,053,070         3,053,070              --              --
                                                  ------------------------------------------------------------------
Total Investments...............................  $  4,711,297,532  $  4,348,830,370  $  362,467,162  $           --
                                                  ==================================================================


* See Portfolio of Investments for country breakout.

Page 76                 See Notes to Financial Statements


FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.7%
               AUSTRIA -- 1.9%
         1,110 ANDRITZ AG (b)                  $        46,975
         1,189 BAWAG Group AG (b) (c) (d)               51,113
                                               ---------------
                                                        98,088
                                               ---------------
               BELGIUM -- 3.3%
           295 D'ieteren Group (b)                      41,565
         8,220 Euronav N.V. (b)                        128,288
                                               ---------------
                                                       169,853
                                               ---------------
               BERMUDA -- 4.5%
         2,955 Arch Capital Group Ltd. (e)             134,571
         9,639 BW Energy Ltd. (b) (e)                   19,069
        18,807 Hafnia Ltd.                              76,948
                                               ---------------
                                                       230,588
                                               ---------------
               CYPRUS -- 0.0%
         1,795 HeadHunter Group PLC,
                  ADR (b) (f) (g)                          675
                                               ---------------
               DENMARK -- 0.1%
         1,249 Everfuel A/S (b) (e)                      5,122
                                               ---------------
               FINLAND -- 0.9%
         1,779 Kempower OYJ (b) (e)                     30,409
           632 TietoEVRY OYJ (b)                        14,301
                                               ---------------
                                                        44,710
                                               ---------------
               FRANCE -- 3.5%
           932 Antin Infrastructure Partners
                  S.A. (b)                              19,417
         3,513 Euroapi S.A. (b) (e)                     58,316
         1,019 La Francaise des Jeux
                  SAEM (b) (c) (d)                      30,227
         1,722 Neoen S.A. (b) (c) (d)                   57,387
           653 Verallia S.A. (b) (c) (d)                14,680
                                               ---------------
                                                       180,027
                                               ---------------
               GERMANY -- 7.7%
           971 BioNTech SE, ADR                        130,968
         5,490 Daimler Truck Holding
                  AG (b) (e)                           124,115
         2,578 Encavis AG (b)                           46,076
           560 Hensoldt AG (b)                          11,181
           995 TeamViewer AG (b) (c) (d) (e)             7,679
         2,430 Vantage Towers AG (b)                    62,864
           214 Vitesco Technologies Group
                  AG (b) (e)                            10,404
                                               ---------------
                                                       393,287
                                               ---------------
               IRELAND -- 3.4%
        12,182 Greencoat Renewables PLC (d)             13,849
           413 ICON PLC (e)                             75,901
         2,666 nVent Electric PLC                       84,273
                                               ---------------
                                                       174,023
                                               ---------------
               ITALY -- 1.6%
         1,076 Industrie De Nora S.p.A. (b) (e)         16,450
         4,325 Italgas S.p.A. (b)                       20,084
         1,351 Stevanato Group S.p.A.                   22,886
         3,208 Technoprobe S.p.A. (b) (e)               22,147
                                               ---------------
                                                        81,567
                                               ---------------

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               JERSEY -- 0.9%
        10,750 Yellow Cake
                  PLC (b) (c) (d) (e)          $        47,973
                                               ---------------
               LUXEMBOURG -- 0.3%
           356 Shurgard Self Storage S.A. (b)           14,473
                                               ---------------
               NETHERLANDS -- 19.2%
         1,393 Alfen Beheer BV (b) (c) (d) (e)         127,566
           367 Argenx SE, ADR (e)                      129,569
           630 Ebusco Holding N.V. (b) (e)               9,834
         1,844 Iveco Group N.V. (b) (e)                  8,696
         3,354 JDE Peet's N.V. (b)                      98,064
         8,039 Prosus N.V. (b)                         418,240
         5,759 Technip Energies N.V. (b)                65,265
         6,775 Universal Music Group
                  N.V. (b)                             126,896
                                               ---------------
                                                       984,130
                                               ---------------
               NORWAY -- 4.5%
        23,890 Elkem ASA (b) (c) (d)                    76,774
         6,109 Hoegh Autoliners ASA                     20,899
         2,516 Norske Skog ASA (b) (c) (e)              12,705
         3,326 OKEA ASA (b)                             11,011
        33,310 Var Energi ASA (b)                      108,230
                                               ---------------
                                                       229,619
                                               ---------------
               PORTUGAL -- 0.7%
         4,457 Greenvolt-Energias
                  Renovaveis S.A. (b) (e)               37,609
                                               ---------------
               SPAIN -- 5.4%
         7,029 Corp ACCIONA Energias
                  Renovables S.A. (b)                  262,352
        14,170 Unicaja Banco S.A. (b) (c) (d)           12,777
                                               ---------------
                                                       275,129
                                               ---------------
               SWEDEN -- 10.2%
         2,798 BoneSupport Holding
                  AB (b) (c) (d) (e)                    18,449
         4,013 EQT AB (b)                               77,540
           810 Hemnet Group AB (b)                      10,279
         5,337 Nordnet AB publ (b)                      60,434
        13,091 OX2 AB (b) (e)                           98,072
         9,835 Swedish Orphan Biovitrum
                  AB (b) (e)                           190,080
        15,903 Volvo Car AB, Class B (b) (e)            69,008
                                               ---------------
                                                       523,862
                                               ---------------
               SWITZERLAND -- 3.4%
         1,569 Alcon, Inc. (b)                          91,136
         1,836 On Holding AG, Class A (e)               29,468
         2,040 SIG Group AG (b)                         41,420
           534 Stadler Rail AG (b)                      14,666
                                               ---------------
                                                       176,690
                                               ---------------
               UNITED KINGDOM -- 24.4%
        40,117 Airtel Africa PLC (b) (c) (d)            57,539
         8,168 Biffa PLC (c) (d)                        37,574
        70,094 BP PLC (b)                              334,935
         9,583 Darktrace PLC (b) (e)                    31,299
        13,351 Dr. Martens PLC (b)                      32,712

                        See Notes to Financial Statements                Page 77


FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               UNITED KINGDOM (CONTINUED)
        17,111 Drax Group PLC (b)              $       113,843
         6,652 Energean PLC                             99,079
         1,532 Finablr PLC (b) (c) (e) (f) (g)               0
        73,931 Haleon PLC (e)                          230,513
        39,935 M&G PLC (b)                              73,565
        64,467 NatWest Group PLC (b)                   160,569
         6,628 Supermarket Income REIT
                  PLC (b)                                7,907
         2,566 Trainline PLC (c) (d) (e)                 9,045
         1,279 Watches of Switzerland Group
                  PLC (b) (c) (e)                        9,453
         7,598 Wise PLC, Class A (b) (e)                55,453
                                               ---------------
                                                     1,253,486
                                               ---------------
               UNITED STATES -- 3.2%
           355 MKS Instruments, Inc.                    29,337
           594 SolarEdge Technologies,
                  Inc. (e)                             137,487
                                               ---------------
                                                       166,824
                                               ---------------
               VIRGIN ISLANDS -- 0.6%
           518 Establishment Labs Holdings,
                  Inc. (e)                              28,288
                                               ---------------
               TOTAL INVESTMENTS -- 99.7%            5,116,023
               (Cost $5,942,110)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.3%                   15,031
                                               ---------------
               NET ASSETS -- 100.0%            $     5,131,054
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $3,825,368 or 74.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   Non-income producing security.

(f)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(g)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

ADR   - American Depositary Receipt

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
Euro                                                39.3%
British Pound Sterling                              25.4
United States Dollar                                15.7
Swedish Krona                                       10.2
Norwegian Krone                                      6.5
Swiss Franc                                          2.9
                                                   ------
   Total                                           100.0%
                                                   ======

Page 78                 See Notes to Financial Statements


FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                         LEVEL 2         LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                     9/30/2022           PRICES           INPUTS          INPUTS
                                                  ------------------------------------------------------------------
Common Stocks:
   Bermuda......................................  $        230,588  $        211,519  $       19,069  $           --
   Cyprus.......................................               675                --              --             675
   Germany......................................           393,287           130,968         262,319              --
   Ireland......................................           174,023           174,023              --              --
   Italy........................................            81,567            22,886          58,681              --
   Netherlands..................................           984,130           129,569         854,561              --
   Norway.......................................           229,619            20,899         208,720              --
   Switzerland..................................           176,690            29,468         147,222              --
   United Kingdom...............................         1,253,486           376,211         877,275              -- *
   United States................................           166,824           166,824              --              --
   Virgin Islands...............................            28,288            28,288              --              --
   Other Country Categories**...................         1,396,846                --       1,396,846              --

                                                  ------------------------------------------------------------------
Total Investments...............................  $      5,116,023  $      1,290,655  $    3,824,693  $          675
                                                  ==================================================================


*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

Level 3 Common Stocks are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

                        See Notes to Financial Statements                Page 79


FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.1%
               AUSTRALIA -- 1.7%
         1,886 REA Group Ltd. (b)              $       137,276
        12,983 SEEK Ltd. (b)                           157,793
         6,331 WiseTech Global Ltd. (b)                206,850
                                               ---------------
                                                       501,919
                                               ---------------
               CANADA -- 4.7%
         3,103 Descartes Systems Group
                  (The), Inc. (c)                      197,027
        43,424 Shopify, Inc., Class A (c)            1,169,102
                                               ---------------
                                                     1,366,129
                                               ---------------
               CAYMAN ISLANDS -- 54.1%
        36,660 Alibaba Group Holding Ltd.,
                  ADR (c)                            2,932,433
        10,380 Baidu, Inc., ADR (c)                  1,219,546
         8,143 Bilibili, Inc., ADR (c)                 124,751
        38,374 JD Health International,
                  Inc. (b) (c) (d) (e)                 218,592
        38,141 JD.com, Inc., ADR                     1,918,492
        70,985 Kuaishou
                  Technology (b) (c) (d) (e)           455,308
       149,182 Meituan, Class B (b) (c) (d) (e)      3,135,277
        13,404 NetEase, Inc., ADR                    1,013,342
        19,899 Pinduoduo, Inc., ADR (c)              1,245,280
        13,174 Sea Ltd., ADR (c)                       738,403
        83,678 Tencent Holdings Ltd. (b)             2,826,335
                                               ---------------
                                                    15,827,759
                                               ---------------
               GERMANY -- 1.9%
         6,710 Delivery Hero SE (b) (c) (d) (e)        245,096
         2,935 Scout24 SE (b) (d) (e)                  147,073
         8,155 Zalando SE (b) (c) (d) (e)              159,291
                                               ---------------
                                                       551,460
                                               ---------------
               IRELAND -- 2.1%
         5,597 Flutter Entertainment
                  PLC (b) (c)                          616,965
                                               ---------------
               ISLE OF MAN -- 0.9%
        21,549 Entain PLC (b)                          257,649
                                               ---------------
               ISRAEL -- 0.6%
         2,095 Wix.com Ltd. (c)                        163,892
                                               ---------------
               JAPAN -- 4.4%
        15,200 CyberAgent, Inc. (b)                    127,986
        15,672 M3, Inc. (b)                            437,590
        17,182 Nexon Co., Ltd. (b)                     303,567
        33,673 Rakuten Group, Inc. (b)                 144,103
        97,276 Z Holdings Corp. (b)                    257,846
                                               ---------------
                                                     1,271,092
                                               ---------------
               LUXEMBOURG -- 1.5%
         5,153 Spotify Technology S.A. (c)             444,704
                                               ---------------
               NETHERLANDS -- 13.0%
         1,134 Adyen N.V. (b) (c) (d) (e)            1,414,277
         5,586 Just Eat Takeaway.com
                  N.V. (b) (c) (d) (e)                  86,648
        44,019 Prosus N.V. (b)                       2,290,151

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               NETHERLANDS (CONTINUED)
        15,088 Yandex N.V.,
                  Class A (b) (c) (f) (g)      $         7,154
                                               ---------------
                                                     3,798,230
                                               ---------------
               NEW ZEALAND -- 0.8%
         5,106 Xero Ltd. (b) (c)                       236,289
                                               ---------------
               SOUTH AFRICA -- 3.4%
         7,970 Naspers Ltd., Class N (b)               988,468
                                               ---------------
               SOUTH KOREA -- 4.5%
        11,405 Kakao Corp.                             455,180
         5,464 NAVER Corp. (b)                         727,893
           579 NCSoft Corp. (b)                        138,495
                                               ---------------
                                                     1,321,568
                                               ---------------
               UNITED KINGDOM -- 1.7%
        35,465 Auto Trader Group
                  PLC (b) (d) (e)                      201,124
        15,795 IG Group Holdings PLC (b)               133,858
        32,045 Rightmove PLC (b)                       170,956
                                               ---------------
                                                       505,938
                                               ---------------
               UNITED STATES -- 3.8%
         5,303 Atlassian Corp. PLC,
                  Class A (c)                        1,116,759
                                               ---------------
               TOTAL INVESTMENTS -- 99.1%           28,968,821
               (Cost $60,553,321)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.9%                  263,344
                                               ---------------
               NET ASSETS -- 100.0%            $    29,232,165
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $16,229,910 or 55.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

Page 80                 See Notes to Financial Statements


FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

(d)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(f)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(g)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

ADR   - American Depositary Receipt

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                37.7%
Hong Kong Dollar                                    22.9
Euro                                                17.1
Canadian Dollar                                      4.7
South Korean Won                                     4.6
Japanese Yen                                         4.4
South African Rand                                   3.4
British Pound Sterling                               2.6
Australian Dollar                                    2.6
                                                   ------
   Total                                           100.0%
                                                   ======

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                         LEVEL 2         LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                     9/30/2022           PRICES           INPUTS          INPUTS
                                                  ------------------------------------------------------------------
Common Stocks:
   Canada.......................................  $      1,366,129  $      1,366,129  $           --  $           --
   Cayman Islands...............................        15,827,759         9,192,247       6,635,512              --
   Israel.......................................           163,892           163,892              --              --
   Luxembourg...................................           444,704           444,704              --              --
   Netherlands..................................         3,798,230                --       3,791,076           7,154
   South Korea..................................         1,321,568           455,180         866,388              --
   United States................................         1,116,759         1,116,759              --              --
   Other Country Categories*....................         4,929,780                --       4,929,780              --
                                                  ------------------------------------------------------------------
Total Investments...............................  $     28,968,821  $     12,738,911  $   16,222,756  $        7,154
                                                  ==================================================================


* See Portfolio of Investments for country breakout.

Level 3 Common Stocks are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

                        See Notes to Financial Statements                Page 81


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2022


                                                                         First Trust         First Trust         First Trust
                                                                           STOXX(R)            Alerian            Dow Jones
                                                                           European           Disruptive        Global Select
                                                                       Select Dividend        Technology           Dividend
                                                                          Index Fund       Real Estate ETF        Index Fund
                                                                            (FDD)               (DTRE)              (FGD)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value ...............................................  $    158,839,776    $     23,879,327    $    491,130,969
Cash ................................................................                --                  --                  --
Foreign currency, at value ..........................................             4,116               2,929           1,483,966
Receivables:
   Reclaims .........................................................         1,734,094              11,521           1,094,763
   Dividends ........................................................           758,866             105,942           4,339,934
   Investment securities sold .......................................                --          19,807,166           2,570,124
   Capital shares sold ..............................................                --                  --                  --
   Securities lending income ........................................                --                  --                  --
   Prepaid expenses .................................................             1,551                  --               1,481
                                                                       ----------------    ----------------    ----------------
   TOTAL ASSETS .....................................................       161,338,403          43,806,885         500,621,237
                                                                       ----------------    ----------------    ----------------

LIABILITIES:
Due to custodian ....................................................                --                  --           4,590,881
Due to custodian foreign currency ...................................                --                  --                  --
Payables:
   Licensing fees ...................................................           104,847               8,526              90,855
   Audit and tax fees ...............................................            78,271              35,111              82,506
   Investment advisory fees .........................................            58,081               1,470             178,644
   Shareholder reporting fees .......................................            16,345               3,940              17,483
   Trustees' fees ...................................................                21                  13                  21
   Investment securities purchased ..................................                --          19,714,287                  --
   Capital shares purchased .........................................                --                  --                  --
   Foreign capital gains tax ........................................                --                  --                  --
   Collateral for securities on loan ................................                --                  --                  --
Other liabilities ...................................................            30,405              13,631              84,390
                                                                       ----------------    ----------------    ----------------
   TOTAL LIABILITIES ................................................           287,970          19,776,978           5,044,780
                                                                       ----------------    ----------------    ----------------
NET ASSETS ..........................................................  $    161,050,433    $     24,029,907    $    495,576,457
                                                                       ================    ================    ================
NET ASSETS consist of:
Paid-in capital .....................................................  $    288,257,265    $     32,033,124    $    834,467,164
Par value ...........................................................           171,533               6,416             267,000
Accumulated distributable earnings (loss) ...........................      (127,378,365)         (8,009,633)       (339,157,707)
                                                                       ----------------    ----------------    ----------------
NET ASSETS ..........................................................  $    161,050,433    $     24,029,907    $    495,576,457
                                                                       ================    ================    ================

NET ASSET VALUE, per share ..........................................  $           9.39    $          37.45    $          18.56
                                                                       ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) ...........................        17,153,334             641,608          26,700,002
                                                                       ================    ================    ================
Investments, at cost ................................................  $    214,535,860    $     24,092,329    $    641,323,853
                                                                       ================    ================    ================
Foreign currency, at cost (proceeds) ................................  $          4,117    $          2,924    $      1,535,856
                                                                       ================    ================    ================
Securities on loan, at value ........................................  $             --    $             --    $             --
                                                                       ================    ================    ================


Page 82                 See Notes to Financial Statements



                                 First Trust              First Trust
        First Trust                Alerian              NASDAQ(R) Clean            First Trust              First Trust
          Global                U.S. NextGen          Edge(R) Smart Grid          Indxx Global             Indxx Global
        Wind Energy            Infrastructure           Infrastructure          Natural Resources           Agriculture
            ETF                      ETF                  Index Fund               Income ETF                   ETF
           (FAN)                   (RBLD)                   (GRID)                   (FTRI)                   (FTAG)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $   249,051,305          $     8,665,180          $   540,349,754          $   213,241,629          $    22,329,078
                   --                   15,331                1,050,121                  151,861                   54,392
               19,137                       --                       --                  498,741                       --

              542,902                    6,561                  635,855                   57,657                    5,678
              165,026                    8,585                  256,704                  195,270                   38,900
                   --                       --                       --                    7,752                       --
                   64                       --                       --                       --                       --
                3,881                        6                    9,043                    7,669                       --
                1,618                       --                    1,064                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
          249,783,933                8,695,663              542,302,541              214,160,579               22,428,048
      ---------------          ---------------          ---------------          ---------------          ---------------

                   --                       --                       --                       --                       --
                   --                       --                      401                       --                       --

               72,718                       --                  133,532                       --                       --
               32,617                       --                   37,507                       --                       --
               94,931                    5,098                  193,331                  124,809                   13,814
               33,181                       --                   20,443                       --                       --
                   12                       --                        7                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                   12,081                   44,460
            5,576,699                       --                3,377,340               14,276,247                       --
               42,678                    5,990                  109,974                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            5,852,836                   11,088                3,872,535               14,413,137                   58,274
      ---------------          ---------------          ---------------          ---------------          ---------------
      $   243,931,097          $     8,684,575          $   538,430,006          $   199,747,442          $    22,369,774
      ===============          ===============          ===============          ===============          ===============

      $   382,538,335          $    18,782,757          $   678,144,178          $   314,136,993          $    47,523,901
              161,000                    2,000                   71,500                  163,500                    8,399
         (138,768,238)             (10,100,182)            (139,785,672)            (114,553,051)             (25,162,526)
      ---------------          ---------------          ---------------          ---------------          ---------------
      $   243,931,097          $     8,684,575          $   538,430,006          $   199,747,442          $    22,369,774
      ===============          ===============          ===============          ===============          ===============

      $         15.15          $         43.42          $         75.30          $         12.22          $         26.63
      ===============          ===============          ===============          ===============          ===============

           16,100,002                  200,002                7,150,002               16,350,002                  839,928
      ===============          ===============          ===============          ===============          ===============
      $   316,859,944          $     9,773,185          $   628,116,244          $   252,564,356          $    27,211,436
      ===============          ===============          ===============          ===============          ===============
      $        19,276          $            --          $          (395)         $       506,497          $            --
      ===============          ===============          ===============          ===============          ===============
      $     5,201,510          $            --          $     3,259,781          $    13,841,952          $            --
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 83


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
SEPTEMBER 30, 2022


                                                                                                                 First Trust
                                                                                                                  S-Network
                                                                         First Trust         First Trust       Future Vehicles
                                                                             BICK            Indxx NextG         & Technology
                                                                          Index Fund             ETF                 ETF
                                                                            (BICK)              (NXTG)              (CARZ)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value ...............................................  $     44,492,500    $    480,247,218    $     42,526,903
Cash ................................................................             6,095             130,430                  --
Foreign currency, at value ..........................................             4,320              26,949                  16
Receivables:
   Reclaims .........................................................                --             292,008              23,653
   Dividends ........................................................            52,958           1,549,577              54,324
   Investment securities sold .......................................                --                  --              45,372
   Capital shares sold ..............................................                --                  --                  --
   Securities lending income ........................................             1,796               2,942               5,448
   Prepaid expenses .................................................                --                  --                  --
                                                                       ----------------    ----------------    ----------------
   TOTAL ASSETS .....................................................        44,557,669         482,249,124          42,655,716
                                                                       ----------------    ----------------    ----------------
LIABILITIES:
Due to custodian ....................................................                --                  --               4,377
Due to custodian foreign currency ...................................                --                  --                  --
Payables:
   Licensing fees ...................................................                --                  --                  --
   Audit and tax fees ...............................................                --                  --                  --
   Investment advisory fees .........................................            19,818             298,320              26,916
   Shareholder reporting fees .......................................                --                  --                  --
   Trustees' fees ...................................................                --                  --                  --
   Investment securities purchased ..................................                --                  --              18,012
   Capital shares purchased .........................................                --                  --                  --
   Foreign capital gains tax ........................................                --               1,004                  --
   Collateral for securities on loan ................................           739,375          10,893,912           2,191,487
Other liabilities ...................................................                --                  --                  --
                                                                       ----------------    ----------------    ----------------
   TOTAL LIABILITIES ................................................           759,193          11,193,236           2,240,792
                                                                       ----------------    ----------------    ----------------
NET ASSETS ..........................................................  $     43,798,476    $    471,055,888    $     40,414,924
                                                                       ================    ================    ================

NET ASSETS consist of:
Paid-in capital .....................................................  $     85,291,285    $    594,819,388    $     68,146,914
Par value ...........................................................            18,500              84,500              10,000
Accumulated distributable earnings (loss) ...........................       (41,511,309)       (123,848,000)        (27,741,990)
                                                                       ----------------    ----------------    ----------------
NET ASSETS .........................................................   $     43,798,476    $    471,055,888    $     40,414,924
                                                                       ================    ================    ================
NET ASSET VALUE, per share ..........................................  $          23.67    $          55.75    $          40.41
                                                                       ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) ...........................         1,850,002           8,450,002           1,000,002
                                                                       ================    ================    ================
Investments, at cost ................................................  $     50,010,718    $    597,126,689    $     57,745,744
                                                                       ================    ================    ================
Foreign currency, at cost (proceeds) ................................  $          4,335    $         27,012    $             16
                                                                       ================    ================    ================
Securities on loan, at value ........................................  $        739,778    $     10,573,085    $      2,105,168
                                                                       ================    ================    ================


Page 84                 See Notes to Financial Statements



                                                                                   First Trust              First Trust
        First Trust              First Trust              First Trust            IPOX(R) Europe              Dow Jones
           Cloud                International               Nasdaq                   Equity                International
         Computing                 Equity                Cybersecurity            Opportunities              Internet
            ETF               Opportunities ETF               ETF                      ETF                      ETF
          (SKYY)                   (FPXI)                   (CIBR)                   (FPXE)                   (FDNI)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $ 2,978,110,767          $   325,437,065          $ 4,711,297,532          $     5,116,023          $    28,968,821
           17,249,688                       --               25,106,160                   20,796                   20,001
                   --                       --                       --                      171                       --

              536,857                  233,900                   75,055                    6,714                       --
              447,930                1,041,539                       --                      537                   10,291
            9,043,934                  609,081                       --                       --                  251,444
                   --                    1,043                       --                       --                       --
              114,663                      972                  150,608                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
        3,005,503,839              327,323,600            4,736,629,355                5,144,241               29,250,557
      ---------------          ---------------          ---------------          ---------------          ---------------

                   --                  441,370                       --                       --                       --
                   --                        3                       --                       --                      643

                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
            1,584,185                  199,579                2,493,652                    3,236                   17,749
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
            5,143,454                   18,024                       --                       --                       --
            9,083,063                       --                       --                       --                       --
                   --                       --                       --                       --                       --
           35,120,068                5,243,340                3,053,070                       --                       --
                   --                       --                       --                    9,951                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
           50,930,770                5,902,316                5,546,722                   13,187                   18,392
      ---------------          ---------------          ---------------          ---------------          ---------------
      $ 2,954,573,069          $   321,421,284          $ 4,731,082,633          $     5,131,054          $    29,232,165
      ===============          ===============          ===============          ===============          ===============

      $ 5,035,332,445          $   690,286,051          $ 5,715,598,447          $     9,586,973          $    73,208,906
              490,000                   90,000                1,227,000                    3,000                   15,000
       (2,081,249,376)            (368,954,767)            (985,742,814)              (4,458,919)             (43,991,741)
      ---------------          ---------------          ---------------          ---------------          ---------------
      $ 2,954,573,069          $   321,421,284          $ 4,731,082,633          $     5,131,054          $    29,232,165
      ===============          ===============          ===============          ===============          ===============
      $         60.30          $         35.71          $         38.56          $         17.10          $         19.49
      ===============          ===============          ===============          ===============          ===============

           49,000,002                9,000,002              122,700,002                  300,002                1,500,002
      ===============          ===============          ===============          ===============          ===============
      $ 4,204,466,992          $   362,376,618          $ 5,185,880,725          $     5,942,110          $    60,553,321
      ===============          ===============          ===============          ===============          ===============
      $            --          $            (2)         $            --          $           170          $          (669)
      ===============          ===============          ===============          ===============          ===============
      $    33,318,349          $     5,001,856          $     2,872,426          $            --          $            --
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 85


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2022


                                                                         First Trust         First Trust         First Trust
                                                                           STOXX(R)            Alerian            Dow Jones
                                                                           European           Disruptive        Global Select
                                                                       Select Dividend        Technology           Dividend
                                                                          Index Fund       Real Estate ETF        Index Fund
                                                                            (FDD)               (DTRE)              (FGD)
                                                                       ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends ...........................................................  $     16,180,828    $        957,612    $     38,664,127
Securities lending income (net of fees) .............................                --                  --                  --
Foreign withholding tax .............................................        (1,110,523)            (63,271)         (2,701,185)
                                                                       ----------------    ----------------    ----------------
   Total investment income ..........................................        15,070,305             894,341          35,962,942
                                                                       ----------------    ----------------    ----------------
EXPENSES:
Investment advisory fees ............................................         1,014,859             133,529           2,284,237
Licensing fees ......................................................           152,229              40,058             331,487
Accounting and administration fees ..................................           128,406              23,460             288,065
Audit and tax fees ..................................................            53,539              37,509              58,645
Shareholder reporting fees ..........................................            48,972              17,671              68,100
Custodian fees ......................................................            29,839              48,965              98,032
Transfer agent fees .................................................            12,686               1,669              28,553
Trustees' fees and expenses .........................................             7,304               7,178               7,486
Legal fees ..........................................................             6,894               1,659              13,812
Listing fees ........................................................             5,832               7,313               5,832
Registration and filing fees ........................................                88                  --                 (56)
Excise tax ..........................................................                --                  --                  --
Other expenses ......................................................             4,834               1,750               7,521
                                                                       ----------------    ----------------    ----------------
   Total expenses ...................................................         1,465,482             320,761           3,191,714
   Less fees waived and expenses reimbursed by the investment
      advisor .......................................................                --            (120,467)                 --
                                                                       ----------------    ----------------    ----------------
   Net expenses .....................................................         1,465,482             200,294           3,191,714
                                                                       ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS) ........................................        13,604,823             694,047          32,771,228
                                                                       ----------------    ----------------    ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ......................................................        (5,605,588)         (5,726,799)          5,872,731
   In-kind redemptions ..............................................          (309,172)          1,043,690           2,327,955
   Foreign currency transactions ....................................          (244,290)             (8,392)           (723,260)
   Foreign capital gains tax ........................................                --                  --                  --
                                                                       ----------------    ----------------    ----------------
Net realized gain (loss) ............................................        (6,159,050)         (4,691,501)          7,477,426
                                                                       ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments ......................................................       (79,434,705)         (3,421,320)       (181,181,854)
   Foreign currency translation .....................................          (310,623)             (1,703)           (385,768)
   Deferred foreign capital gains tax ...............................                --                  --                  --
                                                                       ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) ................       (79,745,328)         (3,423,023)       (181,567,622)
                                                                       ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) .............................       (85,904,378)         (8,114,524)       (174,090,196)
                                                                       ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ..................................................  $    (72,299,555)   $     (7,420,477)   $   (141,318,968)
                                                                       ================    ================    ================


(a)   Fund is subject to a unitary fee (see Note 3 in the Notes to Financial
      Statements).

Page 86                 See Notes to Financial Statements



                                 First Trust              First Trust
        First Trust                Alerian              NASDAQ(R) Clean            First Trust              First Trust
          Global                U.S. NextGen          Edge(R) Smart Grid          Indxx Global             Indxx Global
        Wind Energy            Infrastructure           Infrastructure          Natural Resources           Agriculture
            ETF                      ETF                  Index Fund               Income ETF                   ETF
           (FAN)                   (RBLD)                   (GRID)                   (FTRI)                   (FTAG)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $     6,751,611          $       252,482          $    11,514,097          $    15,805,000          $       550,737
               88,243                    5,811                  169,064                   40,405                       --
             (788,809)                 (19,887)                (966,952)                (387,384)                 (63,657)
      ---------------          ---------------          ---------------          ---------------          ---------------
            6,051,045                  238,406               10,716,209               15,458,021                  487,080
      ---------------          ---------------          ---------------          ---------------          ---------------

            1,287,011                   44,152                2,672,206                  862,306 (a)              106,476 (a)
              321,753                    8,467                  599,948                       --                       --
              162,775                    6,044                  335,888                       --                       --
               33,068                   (6,109)                  34,557                       --                       --
               77,490                   13,234                   91,585                       --                       --
               39,560                    4,078                   59,832                       --                       --
               16,088                      423                   33,403                       --                       --
                7,338                    5,383                    7,523                       --                       --
                8,740                      196                   16,306                       --                       --
                6,318                    7,993                   13,077                       --                       --
                  737                       53                    4,493                       --                       --
                   --                       --                    2,102                       --                       --
                7,410                    2,076                    8,468                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            1,968,288                   85,990                3,879,388                  862,306                  106,476

              (37,841)                 (16,432)                      --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            1,930,447                   69,558                3,879,388                  862,306                  106,476
      ---------------          ---------------          ---------------          ---------------          ---------------
            4,120,598                  168,848                6,836,821               14,595,715                  380,604
      ---------------          ---------------          ---------------          ---------------          ---------------

          (15,730,396)                (535,906)             (48,742,069)             (15,728,467)                (919,066)
           17,232,346                  540,796               34,112,951                2,028,199                1,874,007
              (73,124)                 (30,185)                  73,537                  (42,692)                  (9,458)
                   --                       --                       --                   (3,686)                 (19,378)
      ---------------          ---------------          ---------------          ---------------          ---------------
            1,428,826                  (25,295)             (14,555,581)             (13,746,646)                 926,105
      ---------------          ---------------          ---------------          ---------------          ---------------

          (98,655,940)              (2,106,744)            (138,438,361)             (36,919,638)              (5,649,414)
              (63,094)                  (1,393)                 (53,893)                  (8,221)                  (1,235)
                   --                       --                       --                   (6,019)                 (33,916)
      ---------------          ---------------          ---------------          ---------------          ---------------
          (98,719,034)              (2,108,137)            (138,492,254)             (36,933,878)              (5,684,565)
      ---------------          ---------------          ---------------          ---------------          ---------------
          (97,290,208)              (2,133,432)            (153,047,835)             (50,680,524)              (4,758,460)
      ---------------          ---------------          ---------------          ---------------          ---------------

      $   (93,169,610)         $    (1,964,584)         $  (146,211,014)         $   (36,084,809)         $    (4,377,856)
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 87


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED SEPTEMBER 30, 2022


                                                                                                                 First Trust
                                                                                                                  S-Network
                                                                         First Trust         First Trust       Future Vehicles
                                                                             BICK            Indxx NextG         & Technology
                                                                          Index Fund             ETF                 ETF
                                                                            (BICK)              (NXTG)              (CARZ)
                                                                       ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends ...........................................................  $        790,397    $     25,978,641    $      2,081,144
Securities lending income (net of fees) .............................            17,422             151,053             136,473
Foreign withholding tax .............................................           (25,874)         (2,083,615)            (93,838)
                                                                       ----------------    ----------------    ----------------
   Total investment income ..........................................           781,945          24,046,079           2,123,779
                                                                       ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees ............................................           163,030(a)        5,964,169(a)          454,364(a)
Licensing fees ......................................................                --                  --                  --
Accounting and administration fees ..................................                --                  --                  --
Audit and tax fees ..................................................                --                  --                  --
Shareholder reporting fees ..........................................                --                  --                  --
Custodian fees ......................................................                --                  --                  --
Transfer agent fees .................................................                --                  --                  --
Trustees' fees and expenses .........................................                --                  --                  --
Legal fees ..........................................................                --                  --                  --
Listing fees ........................................................                --                  --                  --
Registration and filing fees ........................................                --                  --                  --
Excise tax ..........................................................                --                  --                  --
Other expenses ......................................................                --                  --                  --
                                                                       ----------------    ----------------    ----------------
   Total expenses ...................................................           163,030           5,964,169             454,364
   Less fees waived and expenses reimbursed by the investment
      advisor........................................................                --                  --                  --
                                                                       ----------------    ----------------    ----------------
   Net expenses .....................................................           163,030           5,964,169             454,364
                                                                       ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS) ........................................           618,915          18,081,910           1,669,415
                                                                       ----------------    ----------------    ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ......................................................        (3,834,722)          2,323,999          (7,599,145)
   In-kind redemptions ..............................................        11,583,388          96,408,576           4,820,617
   Foreign currency transactions ....................................            26,081            (435,380)            (43,968)
   Foreign capital gains tax ........................................                --          (1,203,819)                 --
                                                                       ----------------    ----------------    ----------------
Net realized gain (loss) ............................................         7,774,747          97,093,376         (2,822,496)
                                                                       ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments ......................................................       (15,497,164)       (294,611,441)        (18,391,171)
   Foreign currency translation .....................................              (754)            (58,808)             (5,092)
   Deferred foreign capital gains tax ...............................                --           2,629,467                  --
                                                                       ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) ................       (15,497,918)       (292,040,782)        (18,396,263)
                                                                       ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) .............................        (7,723,171)       (194,947,406)        (21,218,759)
                                                                       ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ..................................................  $     (7,104,256)   $   (176,865,496)   $    (19,549,344)
                                                                       ================    ================    ================


(a)   Fund is subject to a unitary fee (see Note 3 in the Notes to Financial
      Statements).

Page 88                 See Notes to Financial Statements



                                                                                   First Trust              First Trust
        First Trust              First Trust              First Trust            IPOX(R) Europe              Dow Jones
           Cloud                International               Nasdaq                   Equity                International
         Computing                 Equity                Cybersecurity            Opportunities              Internet
            ETF               Opportunities ETF               ETF                      ETF                      ETF
          (SKYY)                   (FPXI)                   (CIBR)                   (FPXE)                   (FDNI)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $    73,426,151          $     9,869,309          $    65,114,835          $       190,677          $       367,970
            2,346,061                  407,257                2,992,636                    3,317                       --
             (272,343)                (979,563)              (1,065,896)                 (23,373)                  (3,797)
      ---------------          ---------------          ---------------          ---------------          ---------------
           75,499,869                9,297,003               67,041,575                  170,621                  364,173
      ---------------          ---------------          ---------------          ---------------          ---------------

           29,068,379 (a)            4,530,238 (a)           32,674,891 (a)               59,330 (a)              362,608 (a)
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
           29,068,379                4,530,238               32,674,891                   59,330                  362,608

                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
           29,068,379                4,530,238               32,674,891                   59,330                  362,608
      ---------------          ---------------          ---------------          ---------------          ---------------
           46,431,490                4,766,765               34,366,684                  111,291                    1,565
      ---------------          ---------------          ---------------          ---------------          ---------------

         (719,377,589)            (243,212,398)            (449,280,640)              (3,210,018)              (9,578,556)
          442,588,815               12,569,697              437,840,303                   95,946               (1,676,302)
                   --               (1,175,811)                (348,744)                  (3,748)                  (5,490)
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
         (276,788,774)            (231,818,512)             (11,789,081)              (3,117,820)             (11,260,348)
      ---------------          ---------------          ---------------          ---------------          ---------------

       (2,264,731,256)            (133,476,720)          (1,344,833,057)              (1,553,769)             (25,653,345)
                   --                  (48,810)                  (6,387)                    (608)                    (223)
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
       (2,264,731,256)            (133,525,530)          (1,344,839,444)              (1,554,377)             (25,653,568)
      ---------------          ---------------          ---------------          ---------------          ---------------
       (2,541,520,030)            (365,344,042)          (1,356,628,525)              (4,672,197)             (36,913,916)
      ---------------          ---------------          ---------------          ---------------          ---------------

      $(2,495,088,540)         $  (360,577,277)         $(1,322,261,841)         $    (4,560,906)         $   (36,912,351)
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 89


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      First Trust                        First Trust
                                                                   STOXX(R) European                  Alerian Disruptive
                                                                    Select Dividend                       Technology
                                                                       Index Fund                      Real Estate ETF
                                                                         (FDD)                              (DTRE)
                                                            --------------------------------   --------------------------------
                                                              Year Ended       Year Ended        Year Ended       Year Ended
                                                               9/30/2022        9/30/2021         9/30/2022        9/30/2021
                                                            ---------------  ---------------   ---------------  ---------------
OPERATIONS:
Net investment income (loss) .............................  $    13,604,823  $     9,854,187   $       694,047  $       745,716
Net realized gain (loss) .................................       (6,159,050)      21,411,028        (4,691,501)       1,100,313
Net change in unrealized appreciation (depreciation) .....      (79,745,328)      35,038,440        (3,423,023)       6,368,752
                                                            ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from operations .......................................      (72,299,555)      66,303,655        (7,420,477)       8,214,781
                                                            ---------------  ---------------   ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations ....................................      (13,077,255)      (9,883,719)       (1,182,167)        (233,141)
                                                            ---------------  ---------------   ---------------  ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold ................................       14,995,535       81,399,807         2,663,290        2,562,370
Cost of shares redeemed ..................................      (54,599,138)     (32,016,164)       (4,687,732)      (8,557,560)
                                                            ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions .........................      (39,603,603)      49,383,643        (2,024,442)      (5,995,190)
                                                            ---------------  ---------------   ---------------  ---------------
Total increase (decrease) in net assets ..................     (124,980,413)     105,803,579       (10,627,086)       1,986,450

NET ASSETS:
Beginning of period ......................................      286,030,846      180,227,267        34,656,993       32,670,543
                                                            ---------------  ---------------   ---------------  ---------------
End of period ............................................  $   161,050,433  $   286,030,846   $    24,029,907  $    34,656,993
                                                            ===============  ===============   ===============  ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period ..................       20,603,334       17,553,334           691,608          841,608
Shares sold ..............................................        1,050,000        5,550,000            50,000           50,000
Shares redeemed ..........................................       (4,500,000)      (2,500,000)         (100,000)        (200,000)
                                                            ---------------  ---------------   ---------------  ---------------
Shares outstanding, end of period ........................       17,153,334       20,603,334           641,608          691,608
                                                            ===============  ===============   ===============  ===============


Page 90                 See Notes to Financial Statements



              First Trust                                                                          First Trust
               Dow Jones                                 First Trust                          Alerian U.S. NextGen
         Global Select Dividend                      Global Wind Energy                          Infrastructure
               Index Fund                                    ETF                                       ETF
                 (FGD)                                      (FAN)                                    (RBLD)
----------------------------------------   ---------------------------------------   ---------------------------------------
    Year Ended            Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
    9/30/2022             9/30/2021            9/30/2022            9/30/2021            9/30/2022            9/30/2021
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

$       32,771,228    $       23,115,111   $        4,120,598   $        5,180,381   $          168,848   $          160,246
         7,477,426            46,690,866            1,428,826           35,096,746              (25,295)            (280,169)
      (181,567,622)           76,332,374          (98,719,034)          (2,908,716)          (2,108,137)           1,887,797
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

      (141,318,968)          146,138,351          (93,169,610)          37,368,411           (1,964,584)           1,767,874
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

       (33,007,963)          (22,659,267)          (4,523,536)          (6,120,596)            (174,012)            (143,267)
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

       183,686,839           231,712,385           29,990,153          237,937,542            2,488,028            2,855,164
       (18,237,594)         (195,225,987)         (74,286,166)         (88,339,911)          (2,454,490)                  --
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

       165,449,245            36,486,398          (44,296,013)         149,597,631               33,538            2,855,164
------------------    ------------------   ------------------   ------------------   ------------------   ------------------
        (8,877,686)          159,965,482         (141,989,159)         180,845,446           (2,105,058)           4,479,771

       504,454,143           344,488,661          385,920,256          205,074,810           10,789,633            6,309,862
------------------    ------------------   ------------------   ------------------   ------------------   ------------------
$      495,576,457    $      504,454,143   $      243,931,097   $      385,920,256   $        8,684,575   $       10,789,633
==================    ==================   ==================   ==================   ==================   ==================

        20,200,002            19,300,002           18,450,002           11,750,002              200,002              150,002
         7,250,000             9,050,000            1,500,000           10,800,000               50,000               50,000
          (750,000)           (8,150,000)          (3,850,000)          (4,100,000)             (50,000)                  --
------------------    ------------------   ------------------   ------------------   ------------------   ------------------
        26,700,002            20,200,002           16,100,002           18,450,002              200,002              200,002
==================    ==================   ==================   ==================   ==================   ==================


                        See Notes to Financial Statements                Page 91


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                      First Trust                        First Trust
                                                                NASDAQ(R) Clean Edge(R)                  Indxx Global
                                                               Smart Grid Infrastructure              Natural Resources
                                                                       Index Fund                         Index Fund
                                                                         (GRID)                             (FTRI)
                                                            --------------------------------   --------------------------------
                                                              Year Ended       Year Ended        Year Ended       Year Ended
                                                               9/30/2022        9/30/2021         9/30/2022        9/30/2021
                                                            ---------------  ---------------   ---------------  ---------------
OPERATIONS:
Net investment income (loss) .............................  $     6,836,821  $     3,242,273   $    14,595,715  $     1,894,518
Net realized gain (loss) .................................      (14,555,581)       8,840,140       (13,746,646)       1,321,619
Net change in unrealized appreciation (depreciation) .....     (138,492,254)      42,350,049       (36,933,878)      (2,205,536)
                                                            ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from operations .......................................     (146,211,014)      54,432,462       (36,084,809)       1,010,601
                                                            ---------------  ---------------   ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations ....................................       (6,402,097)      (3,258,036)      (14,042,378)      (1,526,281)
                                                            ---------------  ---------------   ---------------  ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold ................................      287,294,194      474,084,702       226,862,215       31,087,104
Cost of shares redeemed ..................................     (146,513,572)     (31,575,616)      (13,299,327)              --
                                                            ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions .........................      140,780,622      442,509,086       213,562,888       31,087,104
                                                            ---------------  ---------------   ---------------  ---------------
Total increase (decrease) in net assets ..................      (11,832,489)     493,683,512       163,435,701       30,571,424

NET ASSETS:
Beginning of period ......................................      550,262,495       56,578,983        36,311,741        5,740,317
                                                            ---------------  ---------------   ---------------  ---------------
End of period ............................................  $   538,430,006  $   550,262,495   $   199,747,442  $    36,311,741
                                                            ===============  ===============   ===============  ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period ..................        5,950,002          900,002         2,800,002          600,002
Shares sold ..............................................        2,900,000        5,400,000        14,550,000        2,200,000
Shares redeemed ..........................................       (1,700,000)        (350,000)       (1,000,000)              --
                                                            ---------------  ---------------   ---------------  ---------------
Shares outstanding, end of period ........................        7,150,002        5,950,002        16,350,002        2,800,002
                                                            ===============  ===============   ===============  ===============


Page 92                 See Notes to Financial Statements



              First Trust                                First Trust                               First Trust
              Indxx Global                                  BICK                                   Indxx NextG
            Agriculture ETF                              Index Fund                                    ETF
                 (FTAG)                                    (BICK)                                    (NXTG)
----------------------------------------   ---------------------------------------   ---------------------------------------
    Year Ended            Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
    9/30/2022             9/30/2021            9/30/2022            9/30/2021            9/30/2022            9/30/2021
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

$          380,604    $           83,374   $          618,915   $          704,323   $       18,081,910   $       13,190,505
           926,105                46,035            7,774,747              286,285           97,093,376           81,514,040
        (5,684,565)              942,633          (15,497,918)           8,021,532         (292,040,782)         114,759,221
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

        (4,377,856)            1,072,042           (7,104,256)           9,012,140         (176,865,496)         209,463,766
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

          (278,287)              (76,502)            (755,321)            (563,280)         (25,616,645)          (8,671,946)
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

        32,602,633             1,573,503           34,290,818           24,312,835           72,484,061          509,273,872
       (11,185,760)                   --          (69,598,007)          (6,733,788)        (480,555,665)        (218,991,266)
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

        21,416,873             1,573,503          (35,307,189)          17,579,047         (408,071,604)         290,282,606
------------------    ------------------   ------------------   ------------------   ------------------   ------------------
        16,760,730             2,569,043          (43,166,766)          26,027,907         (610,553,745)         491,074,426

         5,609,044             3,040,001           86,965,242           60,937,335        1,081,609,633          590,535,207
------------------    ------------------   ------------------   ------------------   ------------------   ------------------
$       22,369,774    $        5,609,044   $       43,798,476   $       86,965,242   $      471,055,888   $    1,081,609,633
==================    ==================   ==================   ==================   ==================   ==================

           189,928               139,928            2,550,002            2,100,002           14,150,002           10,000,002
         1,000,000                50,000            1,300,000              650,000              900,000            7,200,000
          (350,000)                   --           (2,000,000)            (200,000)          (6,600,000)          (3,050,000)
------------------    ------------------   ------------------   ------------------   ------------------   ------------------
           839,928               189,928            1,850,002            2,550,002            8,450,002           14,150,002
==================    ==================   ==================   ==================   ==================   ==================


                        See Notes to Financial Statements                Page 93


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                      First Trust
                                                                    S-Network Future                     First Trust
                                                                 Vehicles & Technology                 Cloud Computing
                                                                          ETF                                ETF
                                                                         (CARZ)                             (SKYY)
                                                            --------------------------------   --------------------------------
                                                              Year Ended       Year Ended        Year Ended       Year Ended
                                                               9/30/2022        9/30/2021         9/30/2022        9/30/2021
                                                            ---------------  ---------------   ---------------  ---------------
OPERATIONS:
Net investment income (loss) .............................  $     1,669,415  $       691,487   $    46,431,490  $     9,472,360
Net realized gain (loss) .................................       (2,822,496)      10,838,183      (276,788,774)   1,433,936,513
Net change in unrealized appreciation (depreciation) .....      (18,396,263)       5,024,127    (2,264,731,256)     235,787,379
                                                            ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from operations .......................................      (19,549,344)      16,553,797    (2,495,088,540)   1,679,196,252
                                                            ---------------  ---------------   ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations ....................................       (1,776,897)        (535,126)      (47,254,977)     (11,051,410)
                                                            ---------------  ---------------   ---------------  ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold ................................       38,858,818       66,534,380       946,949,156    2,762,307,799
Cost of shares redeemed ..................................      (41,107,013)     (47,810,092)   (1,689,481,713)  (3,154,828,076)
                                                            ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions .........................       (2,248,195)      18,724,288      (742,532,557)    (392,520,277)
                                                            ---------------  ---------------   ---------------  ---------------
Total increase (decrease) in net assets ..................      (23,574,436)      34,742,959    (3,284,876,074)   1,275,624,565

NET ASSETS:
Beginning of period ......................................       63,989,360       29,246,401     6,239,449,143    4,963,824,578
                                                            ---------------  ---------------   ---------------  ---------------
End of period ............................................  $    40,414,924  $    63,989,360   $ 2,954,573,069  $ 6,239,449,143
                                                            ===============  ===============   ===============  ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period ..................        1,100,002          750,002        59,200,002       63,250,002
Shares sold ..............................................          650,000        1,200,000        10,000,000       27,200,000
Shares redeemed ..........................................         (750,000)        (850,000)      (20,200,000)     (31,250,000)
                                                            ---------------  ---------------   ---------------  ---------------
Shares outstanding, end of period ........................        1,000,002        1,100,002        49,000,002       59,200,002
                                                            ===============  ===============   ===============  ===============


Page 94                 See Notes to Financial Statements



              First Trust                                                                          First Trust
             International                               First Trust                             IPOX(R) Europe
                 Equity                                    Nasdaq                                    Equity
           Opportunities ETF                          Cybersecurity ETF                         Opportunities ETF
                 (FPXI)                                    (CIBR)                                    (FPXE)
----------------------------------------   ---------------------------------------   ---------------------------------------
    Year Ended            Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
    9/30/2022             9/30/2021            9/30/2022            9/30/2021            9/30/2022            9/30/2021
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

$        4,766,765    $        7,462,351   $       34,366,684   $        2,436,706   $          111,291   $           26,647
      (231,818,512)          (58,454,798)         (11,789,081)         415,138,506           (3,117,820)              47,668
      (133,525,530)           60,066,212       (1,344,839,444)         582,202,103           (1,554,377)             182,124
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

      (360,577,277)            9,073,765       (1,322,261,841)         999,777,315           (4,560,906)             256,439
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

        (4,260,436)           (6,104,611)         (33,554,011)          (4,694,250)            (115,891)             (43,541)
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

        35,411,414           893,325,867        2,858,661,276        2,560,530,212            1,384,468            9,415,730
      (512,411,220)          (89,839,649)      (1,542,060,355)        (964,304,085)          (2,268,546)          (1,424,855)
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

      (476,999,806)          803,486,218        1,316,600,921        1,596,226,127             (884,078)           7,990,875
------------------    ------------------   ------------------   ------------------   ------------------   ------------------
      (841,837,519)          806,455,372          (39,214,931)       2,591,309,192           (5,560,875)           8,203,773

     1,163,258,803           356,803,431        4,770,297,564        2,178,988,372           10,691,929            2,488,156
------------------    ------------------   ------------------   ------------------   ------------------   ------------------
$      321,421,284    $    1,163,258,803   $    4,731,082,633   $    4,770,297,564   $        5,131,054   $       10,691,929
==================    ==================   ==================   ==================   ==================   ==================

        18,150,002             6,300,002           97,750,002           62,650,002              350,002              100,002
           700,000            13,200,000           58,400,000           55,350,000               50,000              300,000
        (9,850,000)           (1,350,000)         (33,450,000)         (20,250,000)            (100,000)             (50,000)
------------------    ------------------   ------------------   ------------------   ------------------   ------------------
         9,000,002            18,150,002          122,700,002           97,750,002              300,002              350,002
==================    ==================   ==================   ==================   ==================   ==================


                        See Notes to Financial Statements                Page 95


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                      First Trust
                                                                       Dow Jones
                                                                     International
                                                                      Internet ETF
                                                                         (FDNI)
                                                            --------------------------------
                                                              Year Ended       Year Ended
                                                               9/30/2022        9/30/2021
                                                            ---------------  ---------------
OPERATIONS:
Net investment income (loss) .............................  $         1,565  $      (591,485)
Net realized gain (loss) .................................      (11,260,348)       4,460,345
Net change in unrealized appreciation (depreciation) .....      (25,653,568)     (12,737,659)
                                                            ---------------  ---------------
Net increase (decrease) in net assets resulting
   from operations .......................................      (36,912,351)      (8,868,799)
                                                            ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations ....................................               --         (145,080)
                                                            ---------------  ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold ................................        3,599,371       93,036,318
Cost of shares redeemed ..................................      (41,357,597)     (28,969,729)
                                                            ---------------  ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions .........................      (37,758,226)      64,066,589
                                                            ---------------  ---------------
Total increase (decrease) in net assets ..................      (74,670,577)      55,052,710

NET ASSETS:
Beginning of period ......................................      103,902,742       48,850,032
                                                            ---------------  ---------------
End of period ............................................  $    29,232,165  $   103,902,742
                                                            ===============  ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period ..................        2,600,002        1,250,002
Shares sold ..............................................          150,000        2,000,000
Shares redeemed ..........................................       (1,250,000)        (650,000)
                                                            ---------------  ---------------
Shares outstanding, end of period ........................        1,500,002        2,600,002
                                                            ===============  ===============


Page 96                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2022             2021             2020            2019             2018
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     13.88      $     10.27      $     12.75     $     13.12      $     13.61
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.73             0.52             0.52            0.66             0.59
Net realized and unrealized gain (loss)                (4.52)            3.61            (2.50)          (0.37)           (0.49)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       (3.79)            4.13            (1.98)           0.29             0.10
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.70)           (0.52)           (0.50)          (0.66)           (0.59)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $      9.39      $     13.88      $     10.27     $     12.75      $     13.12
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                      (27.88)%          40.19%          (15.64)%          2.35%            0.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   161,050      $   286,031      $   180,227     $   293,918      $   454,824

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.58%            0.58%            0.57%           0.58%            0.57%
Ratio of net expenses to average net assets             0.58%            0.58%            0.57%           0.58%            0.57%
Ratio of net investment income (loss) to
   average net assets                                   5.36%            4.06%            3.84%           4.84%            4.25%
Portfolio turnover rate (b)                               57%              58%              98%             24%              35%


FIRST TRUST ALERIAN DISRUPTIVE TECHNOLOGY REAL ESTATE ETF (DTRE)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2022             2021             2020            2019             2018
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     50.11      $     38.82      $     49.44     $     45.07      $     44.96
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.89             0.89             0.62            1.25             1.48
Net realized and unrealized gain (loss)               (11.90)           10.74            (9.27)           4.55             0.31
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                      (11.01)           11.63            (8.65)           5.80             1.79
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (1.65)           (0.34)           (1.97)          (1.43)           (1.68)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     37.45      $     50.11      $     38.82     $     49.44      $     45.07
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                      (22.72)%          29.95%          (18.12)%         13.19%            3.99%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $    24,030      $    34,657      $    32,671     $    56,436      $    45,074

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.96%            0.92%            0.85%           0.89%            0.85%
Ratio of net expenses to average net assets             0.60%            0.60%            0.60%           0.60%            0.60%
Ratio of net investment income (loss) to
   average net assets                                   2.08%            2.21%            2.52%           2.61%            3.48%
Portfolio turnover rate (b)                               70% (c)          11%               7%              7%               9%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c)   The variation in the portfolio turnover rate is due to the change in the
      Fund's underlying index effective September 30, 2022, which resulted in a complete rebalance of the Fund's portfolio.

                        See Notes to Financial Statements                Page 97


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2022             2021             2020            2019             2018
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     24.97      $     17.85      $     22.90     $     25.16      $     25.73
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            1.33             1.22             1.30            1.39             1.15
Net realized and unrealized gain (loss)                (6.38)            7.10            (5.04)          (2.24)           (0.58)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       (5.05)            8.32            (3.74)          (0.85)            0.57
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (1.36)           (1.20)           (1.31)          (1.41)           (1.14)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     18.56      $     24.97      $     17.85     $     22.90      $     25.16
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                      (20.98)%          46.94%          (16.33)%         (3.21)%           2.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   495,576      $   504,454      $   344,489         532,532      $   484,280

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.56%            0.57%            0.57%           0.59%            0.58%
Ratio of net expenses to average net assets             0.56%            0.57%            0.57%           0.59%            0.58%
Ratio of net investment income (loss) to
   average net assets                                   5.74%            5.11%            6.16%           6.20%            4.48%
Portfolio turnover rate (b)                               35%              38%              67%             31%              31%


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2022             2021             2020            2019             2018
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     20.92      $     17.45      $     13.13     $     12.50      $     13.13
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.25             0.28             0.26            0.30             0.28
Net realized and unrealized gain (loss)                (5.75)            3.52             4.33            0.64            (0.66)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       (5.50)            3.80             4.59            0.94            (0.38)
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.27)           (0.33)           (0.27)          (0.31)           (0.25)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     15.15      $     20.92      $     17.45     $     13.13      $     12.50
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                      (26.43)%          21.76%           35.42%           7.58%           (2.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   243,931      $   385,920      $   205,075     $    75,502      $    79,362

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.61%            0.62%            0.66%           0.71%            0.68%
Ratio of net expenses to average net assets             0.60%            0.60%            0.60%           0.60%            0.60%
Ratio of net investment income (loss) to
   average net assets                                   1.28%            1.34%            1.86%           2.32%            2.21%
Portfolio turnover rate (b)                               21%              31%              42%             30%              22%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 98                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ALERIAN U.S. NEXTGEN INFRASTRUCTURE ETF (RBLD)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2022             2021             2020            2019             2018
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     53.95      $     42.07      $     47.05     $     56.78      $     56.89
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            1.01             0.87             1.28            0.87             0.79
Net realized and unrealized gain (loss)               (10.50)           11.79            (4.93)          (9.71)            0.16
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       (9.49)           12.66            (3.65)          (8.84)            0.95
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (1.04)           (0.78)           (1.33)          (0.89)           (1.06)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     43.42      $     53.95      $     42.07     $     47.05      $     56.78
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                      (17.80)%          30.19%           (7.52)%        (15.64)%           1.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $     8,685      $    10,790      $     6,310     $     9,409      $    14,194

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.86%            1.42%            1.43%           1.21%            0.88%
Ratio of net expenses to average net assets             0.69%            0.70%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
   average net assets                                   1.68%            1.81%            2.68%           1.64%            1.45%
Portfolio turnover rate (b)                               92% (c)          18%              20%             14%              16%


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2022             2021             2020            2019             2018
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     92.48      $     62.87      $     49.51     $     47.62      $     49.00
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.93             0.64             0.58            0.67             0.52
Net realized and unrealized gain (loss)               (17.24)           29.73            13.27            1.84            (1.32)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                      (16.31)           30.37            13.85            2.51            (0.80)
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.87)           (0.76)           (0.49)          (0.62)           (0.58)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     75.30      $     92.48      $     62.87     $     49.51      $     47.62
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                      (17.70)%          48.35%           28.10%           5.32%           (1.66)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   538,430      $   550,262      $    56,579     $    27,232      $    33,333

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.58%            0.63%            0.75%           0.82%            0.74%
Ratio of net expenses to average net assets             0.58%            0.63%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
   average net assets                                   1.02%            1.11%            1.30%           1.40%            1.10%
Portfolio turnover rate (b)                               33%              20%              53%             31%              60%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c)   The variation in the portfolio turnover rate is due to the change in the
      Fund's underlying index effective July 29, 2022, which resulted in a complete rebalance of the Fund's portfolio.

                         See Notes to Financial Statements               Page 99


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2022             2021             2020            2019             2018
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     12.97      $      9.57      $     11.47     $     12.73      $     11.88
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            1.17             0.80             0.53            0.72             0.48
Net realized and unrealized gain (loss)                (0.67)            3.29 (a)        (1.86)          (1.28)            0.83
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                        0.50             4.09            (1.33)          (0.56)            1.31
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (1.25)           (0.69)           (0.57)          (0.70)           (0.46)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     12.22      $     12.97      $      9.57     $     11.47      $     12.73
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (b)                                        3.27%           42.87%          (11.80)%         (4.42)%          11.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   199,747      $    36,312      $     5,740     $     7,452      $     8,908

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%            0.70%           0.70%            0.70%            0.70%
Ratio of net expenses to average net assets             0.70%            0.70%           0.70%            0.70%            0.70%
Ratio of net investment income (loss) to
   average net assets                                  11.85%            9.06%           4.94%            5.95%            3.74%
Portfolio turnover rate (c)                               69%              99%             66%              84%              50%


FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2022             2021             2020            2019             2018
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     29.53      $     21.73      $     22.87     $     26.21      $     26.96
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.56             0.45             0.45            0.51             0.44
Net realized and unrealized gain (loss)                (2.97)            7.78            (1.20)          (3.17)           (0.83)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       (2.41)            8.23            (0.75)          (2.66)           (0.39)
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.49)           (0.43)           (0.39)          (0.64)           (0.36)
Return of capital                                         --               --               --           (0.04)              --
                                                 -----------      -----------      -----------     -----------      -----------
Total distributions                                    (0.49)           (0.43)           (0.39)          (0.68)           (0.36)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     26.63      $     29.53      $     21.73     $     22.87      $     26.21
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (b)                                       (8.28)%          37.94%           (3.19)%        (10.16)%          (1.46)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $    22,370      $     5,609      $     3,040     $     3,200      $     4,979

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
   average net assets                                   2.50%            1.84%            2.16%           1.93%            1.56%
Portfolio turnover rate (c)                               26%              12%              17%             20%              30%


(a)   The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 100                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST BICK INDEX FUND (BICK)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2022             2021             2020            2019             2018
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     34.10      $     29.02      $     25.61     $     26.48      $     28.77
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.90             0.30             0.08            0.33             0.40
Net realized and unrealized gain (loss)               (10.36)            5.01             3.53           (0.80)           (2.34)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       (9.46)            5.31             3.61           (0.47)           (1.94)
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.97)           (0.23)           (0.20)          (0.40)           (0.35)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     23.67      $     34.10      $     29.02     $     25.61      $     26.48
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                      (28.39)%          18.28%           14.07%          (1.76)%          (6.82)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $    43,798      $    86,965      $    60,937     $   116,503      $   190,648

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.64%            0.64%            0.64%           0.64%            0.64%
Ratio of net expenses to average net assets             0.64%            0.64%            0.64%           0.64%            0.64%
Ratio of net investment income (loss) to
   average net assets                                   2.43%            0.83%            0.60%           1.25%            1.33%
Portfolio turnover rate (b)                              126%              92%              58%             66%              65%


FIRST TRUST INDXX NEXTG ETF (NXTG)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2022             2021             2020            2019             2018
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     76.44      $     59.05      $     50.26     $     49.63      $     50.52
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            1.72             0.95             0.69            0.37             0.72
Net realized and unrealized gain (loss)               (20.13)           17.10             8.79            0.50            (0.60)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                      (18.41)           18.05             9.48            0.87             0.12
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (1.88)           (0.62)           (0.69)          (0.24)           (1.01)
Net realized gain                                      (0.40)           (0.04)              --              --               --
                                                 -----------      -----------      -----------     -----------      -----------
Total distributions                                    (2.28)           (0.66)           (0.69)          (0.24)           (1.01)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     55.75      $     76.44      $     59.05     $     50.26      $     49.63
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                      (24.71)%          30.62%           18.97%           1.78%            0.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   471,056      $ 1,081,610      $   590,535     $   196,015      $    17,370

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
   average net assets                                   2.12%            1.42%            1.52%           1.73%            1.34%
Portfolio turnover rate (b)                               21%              27%              30%             59%              80%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements               Page 101


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST S-NETWORK FUTURE VEHICLES & TECHNOLOGY ETF (CARZ)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2022             2021             2020            2019             2018
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     58.17      $     39.00      $     32.04     $     36.33      $     40.25
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            1.38             0.60             0.34            1.02             0.98
Net realized and unrealized gain (loss)               (17.67)           19.04             7.07           (4.28)           (3.98)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                      (16.29)           19.64             7.41           (3.26)           (3.00)
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (1.47)           (0.47)           (0.45)          (1.03)           (0.92)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     40.41      $     58.17      $     39.00     $     32.04      $     36.33
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                      (28.66)%          50.43%           23.33%          (8.97)%          (7.57)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $    40,415      $    63,989      $    29,246     $    17,623      $    18,167

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
   average net assets                                   2.57%            1.17%            1.09%           3.19%            2.44%
Portfolio turnover rate (b)                              133% (c)          42%              36%             24%              16%


FIRST TRUST CLOUD COMPUTING ETF (SKYY)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2022             2021             2020            2019             2018
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $    105.40      $     78.48      $     56.39     $     56.71      $     41.88
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.79             0.15             0.16            0.59             0.14
Net realized and unrealized gain (loss)               (45.08)           26.95            22.10           (0.31)           14.84
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                      (44.29)           27.10            22.26            0.28            14.98
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.81)           (0.18)           (0.17)          (0.60)           (0.15)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     60.30      $    105.40      $     78.48     $     56.39      $     56.71
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                      (42.32)%          34.55%           39.54%           0.57%           35.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $ 2,954,573      $ 6,239,449      $ 4,963,825     $ 2,168,198      $ 2,067,140

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.60%            0.60%            0.60%           0.60%            0.60%
Ratio of net expenses to average net assets             0.60%            0.60%            0.60%           0.60%            0.60%
Ratio of net investment income (loss) to
   average net assets                                   0.96%            0.16%            0.24%           1.02%            0.28%
Portfolio turnover rate (b)                               42%              33%              35%             85%               7%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c)   The variation in the portfolio turnover rate is due to the change in the
      Fund's underlying index effective January 26, 2022, which resulted in a complete rebalance of the Fund's portfolio.

Page 102                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2022             2021             2020            2019             2018
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     64.09      $     56.64      $     36.39     $     35.10      $     34.51
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.54             0.40             0.11            0.30             0.49
Net realized and unrealized gain (loss)               (28.51)            7.39            20.32 (a)        1.29             0.66
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                      (27.97)            7.79            20.43            1.59             1.15
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.41)           (0.34)           (0.18)          (0.30)           (0.56)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     35.71      $     64.09      $     56.64     $     36.39      $     35.10
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (b)                                      (43.78)%          13.73%           56.24% (a)       4.60%            3.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   321,421      $ 1,163,259      $   356,803     $    30,931      $    26,322

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
   average net assets                                   0.74%            0.76%            0.38%           0.86%            1.42%
Portfolio turnover rate (c)                              119%             118%             114%             98%              83%


FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2022             2021             2020            2019             2018
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     48.80      $     34.78      $     27.63     $     28.49      $     21.85
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.31             0.04             0.50            0.06             0.02
Net realized and unrealized gain (loss)               (10.25)           14.04             7.16           (0.86)            6.64
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       (9.94)           14.08             7.66           (0.80)            6.66
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.30)           (0.06)           (0.51)          (0.06)           (0.02)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     38.56      $     48.80      $     34.78     $     27.63      $     28.49
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (b)                                      (20.53)%          40.50%           28.27%          (2.78)%          30.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $ 4,731,083      $ 4,770,298      $ 2,178,988     $   979,650      $   847,673

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.60%            0.60%            0.60%           0.60%            0.60%
Ratio of net expenses to average net assets             0.60%            0.60%            0.60%           0.60%            0.60%
Ratio of net investment income (loss) to
   average net assets                                   0.63%            0.07%            1.54%           0.20%            0.04%
Portfolio turnover rate (c)                               54%              35%              46%             58%              56%


(a)   The Fund received a payment from the advisor in the amount of $806, which represents less than $0.01 per share. Since the advisor reimbursed the
      Fund, there was no effect on the Fund's total return.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements               Page 103


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)


                                                           Year Ended September 30,                  Period
                                                -----------------------------------------------       Ended
                                                    2022             2021             2020        9/30/2019 (a)
                                                -------------    -------------    -------------   -------------
Net asset value, beginning of period             $     30.55      $     24.88      $     19.66     $     19.70
                                                 -----------      -----------      -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.36             0.25             0.22            0.33
Net realized and unrealized gain (loss)               (13.43)            5.75             5.30           (0.06)
                                                 -----------      -----------      -----------     -----------
Total from investment operations                      (13.07)            6.00             5.52            0.27
                                                 -----------      -----------      -----------     -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.38)           (0.33)           (0.30)          (0.31)
                                                 -----------      -----------      -----------     -----------
Net asset value, end of period                   $     17.10      $     30.55      $     24.88     $     19.66
                                                 ===========      ===========      ===========     ===========
TOTAL RETURN (b)                                      (42.95)%          24.19%           28.33%           1.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $     5,131      $    10,692      $     2,488     $     1,966

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%            0.70%            0.70%           0.70% (c)
Ratio of net investment income (loss) to
   average net assets                                   1.31%            0.51%            0.74%           1.77% (c)
Portfolio turnover rate (d)                              118%             118%              63%             67%


FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)


                                                           Year Ended September 30,                  Period
                                                -----------------------------------------------       Ended
                                                    2022             2021             2020        9/30/2019 (a)
                                                -------------    -------------    -------------   -------------
Net asset value, beginning of period             $     39.96      $     39.08      $     21.02     $     19.69
                                                 -----------      -----------      -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.00(e)(f)      (0.18)           (0.03)           0.75
Net realized and unrealized gain (loss)               (20.47)            1.13 (g)        18.40            1.04
                                                 -----------      -----------      -----------     -----------
Total from investment operations                      (20.47)            0.95            18.37            1.79
                                                 -----------      -----------      -----------     -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     --            (0.07)           (0.31)          (0.46)
                                                 -----------      -----------      -----------     -----------
Net asset value, end of period                   $     19.49      $     39.96      $     39.08     $     21.02
                                                 ===========      ===========      ===========     ===========
TOTAL RETURN (b)                                      (51.23)%           2.42%           88.27%           9.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $    29,232      $   103,903      $    48,850     $     4,204

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.65%            0.65%            0.65%           0.65% (c)
Ratio of net investment income (loss) to
   average net assets                                   0.00% (h)       (0.55)%          (0.50)%          4.42% (c)
Portfolio turnover rate (d)                               29%              34%              23%             61%


(a)   Inception dates for FPXE and FDNI are October 4, 2018 and November 5,
      2018, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   Based on average shares outstanding.

(f)   Amount is less than $0.01.

(g)   The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(h)   Amount is less than 0.01%.

Page 104                See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2022

                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eighteen exchange-traded funds. This report covers the sixteen funds (each a "Fund" and collectively, the "Funds") listed below:

        First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca,
           Inc. ("NYSE Arca") ticker "FDD")
        First Trust Alerian Disruptive Technology Real Estate ETF - (NYSE Arca
           ticker "DTRE")(1)
        First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca
           ticker "FGD")
        First Trust Global Wind Energy ETF - (NYSE Arca ticker "FAN")
        First Trust Alerian U.S. NextGen Infrastructure ETF - (NYSE Arca ticker
           "RBLD")(2)
        First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index
           Fund - (The Nasdaq Stock Market LLC ("Nasdaq") ticker "GRID")
        First Trust Indxx Global Natural Resources Income ETF - (Nasdaq ticker
           "FTRI")
        First Trust Indxx Global Agriculture ETF - (Nasdaq ticker "FTAG")
        First Trust BICK Index Fund - (Nasdaq ticker "BICK")
        First Trust Indxx NextG ETF - (Nasdaq ticker "NXTG")
        First Trust S-Network Future Vehicles & Technology ETF - (Nasdaq ticker
           "CARZ")(3)
        First Trust Cloud Computing ETF - (Nasdaq ticker "SKYY")
        First Trust International Equity Opportunities ETF - (Nasdaq ticker
           "FPXI")
        First Trust Nasdaq Cybersecurity ETF - (Nasdaq ticker "CIBR")
        First Trust IPOX(R) Europe Equity Opportunities ETF - (Nasdaq ticker
           "FPXE")
        First Trust Dow Jones International Internet ETF - (Nasdaq ticker
           "FDNI")

      (1)   Effective September 30, 2022, First Trust FTSE EPRA/NAREIT Developed
            Markets Real Estate Index Fund (NYSE Arca ticker "FFR") changed its name and ticker to First Trust Alerian Disruptive Technology Real
            Estate ETF (NYSE Arca ticker "DTRE").

      (2)   Effective July 29, 2022, First Trust Global Engineering and
            Construction ETF (NYSE Arca ticker "FLM") changed its name and ticker to First Trust Alerian U.S. NextGen Infrastructure ETF (NYSE
            Arca ticker "RBLD").

      (3)   Effective January 26, 2022, First Trust NASDAQ Global Auto Index
            Fund changed its name to First Trust S-Network Future Vehicles &
            Technology ETF. The Fund's ticker symbol was not changed.

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                                            INDEX
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX(R) Europe Select Dividend 30 Index
First Trust Alerian Disruptive Technology Real Estate ETF                       Alerian Disruptive Technology Real Estate Index(4)
First Trust Dow Jones Global Select Dividend Index Fund                         Dow Jones Global Select Dividend Index
First Trust Global Wind Energy ETF                                              ISE Clean Edge Global Wind Energy Index(TM)
First Trust Alerian U.S. NextGen Infrastructure ETF                             Alerian U.S. NextGen Infrastructure Index(5)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        Nasdaq Clean Edge Smart Grid Infrastructure
                                                                                   Index(TM)
First Trust Indxx Global Natural Resources Income ETF                           Indxx Global Natural Resources Income Index
First Trust Indxx Global Agriculture ETF                                        Indxx Global Agriculture Index
First Trust BICK Index Fund                                                     ISE BICK(TM) Index
First Trust Indxx NextG ETF                                                     Indxx 5G & NextG Thematic Index(SM)
First Trust S-Network Future Vehicles & Technology ETF                          S-Network Electric & Future Vehicle Ecosystem
                                                                                   Index(6)
First Trust Cloud Computing ETF                                                 ISE CTA Cloud Computing Index(TM)
First Trust International Equity Opportunities ETF                              IPOX(R) International Index
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq CTA Cybersecurity Index(TM)
First Trust IPOX(R) Europe Equity Opportunities ETF                             IPOX(R)-100 Europe Index
First Trust Dow Jones International Internet ETF                                Dow Jones International Internet Index


      (4)   Prior to September 30, 2022, the index was the FTSE EPRA/NAREIT
            Developed Index.

      (5)   Prior to July 29, 2022, the index was ISE Global Engineering and
            Construction(TM) Index.

      (6)   Prior to January 26, 2022, the index was Nasdaq Global Auto
            Index(SM).

                                                                        Page 105


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2022

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of each Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor"), in accordance with valuation procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments.
Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.

      Shares of open-end funds are valued based on NAV per share.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

      Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;

      2)    the type of security;

      3)    the size of the holding;

      4)    the initial cost of the security;

      5)    transactions in comparable securities;

      6)    price quotes from dealers and/or third-party pricing services;


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2022

      7)    relationships among various securities;

      8)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      9)    an analysis of the issuer's financial statements;

     10)    the existence of merger proposals or tender offers that might affect the value of the security; and

     11)    other relevant factors.

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur;

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and

      9)    other relevant factors.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2022, is included with each Fund's Portfolio of Investments.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act.
The rule permits fund boards to designate a fund's investment adviser to perform fair value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are "readily available"
for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for
Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022 and pursuant to the requirements of Rule 2a-5, the
Trust's Board of Trustees designated the Advisor as its valuation designee to perform fair value determinations and approved new Advisor Valuation Procedures for the Trust.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

                                                                        Page 107


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2022

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in master limited partnerships
("MLPs") generally are comprised of return of capital and investment income. A
Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as each
Fund's securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers with the exception of FAN.
The Bank of New York Mellon ("BNYM") acts as FAN's securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2022

securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2022, FAN, GRID, FTRI, BICK, NXTG, CARZ,
SKYY, FPXI, and CIBR had securities in the securities lending program. During the fiscal year ended September 30, 2022, FAN, RBLD, GRID, FTRI, BICK, NXTG,
CARZ, SKYY, FPXI, CIBR, and FPXE participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH or BNYM will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH and BNYM to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH or BNYM will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH or BNYM.

F. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH or BNYM on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a
Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended September 30, 2022, were received as collateral for lending securities.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually. A fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2022 was as follows:


                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $     13,077,255  $           --  $           --
First Trust Alerian Disruptive Technology Real Estate ETF                              1,182,167              --              --
First Trust Dow Jones Global Select Dividend Index Fund                               33,007,963              --              --
First Trust Global Wind Energy ETF                                                     4,523,536              --              --
First Trust Alerian U.S. NextGen Infrastructure ETF                                      174,012              --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund               6,402,097              --              --
First Trust Indxx Global Natural Resources Income ETF                                 14,042,378              --              --
First Trust Indxx Global Agriculture ETF                                                 278,287              --              --
First Trust BICK Index Fund                                                              755,321              --              --
First Trust Indxx NextG ETF                                                           21,161,695       4,454,950              --


                                                                        Page 109


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2022


                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                ----------------  --------------  --------------
First Trust S-Network Future Vehicles & Technology ETF                          $      1,776,897  $           --  $           --
First Trust Cloud Computing ETF                                                       47,254,977              --              --
First Trust International Equity Opportunities ETF                                     4,260,436              --              --
First Trust Nasdaq Cybersecurity ETF                                                  33,554,011              --              --
First Trust IPOX(R) Europe Equity Opportunities ETF                                      115,891              --              --
First Trust Dow Jones International Internet ETF                                              --              --              --


The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2021 was as follows:


                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $      9,883,719  $           --  $           --
First Trust Alerian Disruptive Technology Real Estate ETF                                233,141              --              --
First Trust Dow Jones Global Select Dividend Index Fund                               22,659,267              --              --
First Trust Global Wind Energy ETF                                                     6,120,596              --              --
First Trust Alerian U.S. NextGen Infrastructure ETF                                      143,267              --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund               3,258,036              --              --
First Trust Indxx Global Natural Resources Income ETF                                  1,526,281              --              --
First Trust Indxx Global Agriculture ETF                                                  76,502              --              --
First Trust BICK Index Fund                                                              563,280              --              --
First Trust Indxx NextG ETF                                                            8,671,946              --              --
First Trust S-Network Future Vehicles & Technology ETF                                   535,126              --              --
First Trust Cloud Computing ETF                                                       11,051,410              --              --
First Trust International Equity Opportunities ETF                                     6,104,611              --              --
First Trust Nasdaq Cybersecurity ETF                                                   4,694,250              --              --
First Trust IPOX(R) Europe Equity Opportunities ETF                                       43,541              --              --
First Trust Dow Jones International Internet ETF                                         145,080              --              --


As of September 30, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                                   Accumulated         Net
                                                                                 Undistributed     Capital and      Unrealized
                                                                                    Ordinary          Other        Appreciation
                                                                                     Income        Gain (Loss)    (Depreciation)
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $        318,040  $  (70,213,661) $  (57,482,744)
First Trust Alerian Disruptive Technology Real Estate ETF                               (353,747)     (7,386,506)       (269,380)
First Trust Dow Jones Global Select Dividend Index Fund                                2,432,960    (174,119,735)   (167,470,932)
First Trust Global Wind Energy ETF                                                       368,144     (68,984,173)    (70,152,209)
First Trust Alerian U.S. NextGen Infrastructure ETF                                           --      (8,989,529)     (1,110,653)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 560,260     (45,761,808)    (94,584,124)
First Trust Indxx Global Natural Resources Income ETF                                    906,239     (68,386,405)    (47,072,885)
First Trust Indxx Global Agriculture ETF                                                  88,972     (20,071,117)     (5,180,381)
First Trust BICK Index Fund                                                               62,567     (34,443,676)     (7,130,200)
First Trust Indxx NextG ETF                                                                   --              --    (123,848,000)
First Trust S-Network Future Vehicles & Technology ETF                                   117,402     (12,270,499)    (15,588,893)
First Trust Cloud Computing ETF                                                               --    (806,662,690) (1,274,586,686)
First Trust International Equity Opportunities ETF                                       758,414    (329,849,523)    (39,863,658)
First Trust Nasdaq Cybersecurity ETF                                                     463,929    (384,198,734)   (602,008,009)
First Trust IPOX(R) Europe Equity Opportunities ETF                                           --      (3,590,694)       (868,225)
First Trust Dow Jones International Internet ETF                                          (4,757)     (9,782,902)    (34,204,082)



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2022

H. INCOME AND OTHER TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in "Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax" on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in "Net realized gain
(loss) on foreign capital gains tax" on the Statements of Operations.

India's Finance Bill, 2018 ("Finance Bill, 2018") was enacted into law on March
29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax ("STT") was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.

In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The
Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.

Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.

Until March 31, 2020, dividends received by the Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess.
Subsequent to the Indian Finance Act, 2020, "The Taxation and Other Laws
(Relaxation and Amendment of Certain Provisions) Bill, 2020" (the "Bill") was
enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund.
The highest effective tax rate proposed for non-corporate entities on dividends will be 23.92%. Note the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.

Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund's shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2019, 2020,
2021, and 2022 remain open to federal and state audit. As of September 30, 2022, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

                                                                        Page 111


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2022

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2022, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                                                     Non-Expiring
                                                                                     Capital Loss
                                                                                     Carryforward
                                                                                 ---------------------
First Trust STOXX(R) European Select Dividend Index Fund                             $  70,213,661
First Trust Alerian Disruptive Technology Real Estate ETF*                               7,386,506
First Trust Dow Jones Global Select Dividend Index Fund                                174,119,735
First Trust Global Wind Energy ETF                                                      68,984,173
First Trust Alerian U.S. NextGen Infrastructure ETF                                      8,989,529
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                45,761,808
First Trust Indxx Global Natural Resources Income ETF                                   68,386,405
First Trust Indxx Global Agriculture ETF                                                20,071,117
First Trust BICK Index Fund                                                             34,443,676
First Trust Indxx NextG ETF                                                                     --
First Trust S-Network Future Vehicles & Technology ETF                                  12,270,499
First Trust Cloud Computing ETF                                                        806,662,690
First Trust International Equity Opportunities ETF                                     329,849,523
First Trust Nasdaq Cybersecurity ETF                                                   384,198,734
First Trust IPOX(R) Europe Equity Opportunities ETF                                      3,590,694
First Trust Dow Jones International Internet ETF                                         9,782,902


* $75,097 of First Trust Alerian Disruptive Technology Real Estate ETF's
non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $34,965 per year.

During the taxable year ended September 30, 2022, the following Fund utilized non-expiring capital loss carryforwards in the following amounts:


                                                                                     Capital Loss
                                                                                     Carryforward
                                                                                       Utilized
                                                                                 ---------------------
First Trust Dow Jones Global Select Dividend Index Fund                              $  14,051,962


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2022, the following
Funds incurred and elected to defer late year ordinary or capital losses as follows:


                                                                                     Qualified Late Year Losses
                                                                                 ----------------------------------
                                                                                 Ordinary Losses     Capital Losses
                                                                                 ---------------     --------------
First Trust Alerian Disruptive Technology Real Estate ETF                        $       372,647     $           --
First Trust Dow Jones International Internet ETF                                           4,757                 --


In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended September 30, 2022, the adjustments for each Fund were as follows:


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2022


                                                                                                   Accumulated
                                                                                  Accumulated      Net Realized
                                                                                 Net Investment   Gain (Loss) on     Paid-in
                                                                                 Income (Loss)     Investments       Capital
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $       (521,553) $    2,007,728  $   (1,486,175)
First Trust Alerian Disruptive Technology Real Estate ETF                                147,161        (859,181)        712,020
First Trust Dow Jones Global Select Dividend Index Fund                               (1,356,044)     (1,023,462)      2,379,506
First Trust Global Wind Energy ETF                                                       (73,123)    (16,256,509)     16,329,632
First Trust Alerian U.S. NextGen Infrastructure ETF                                      (11,218)       (477,923)        489,141
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure
   Index Fund                                                                             75,639     (32,896,268)     32,820,629
First Trust Indxx Global Natural Resources Income ETF                                    (46,004)     (1,466,461)      1,512,465
First Trust Indxx Global Agriculture ETF                                                 (24,919)     (1,800,214)      1,825,133
First Trust BICK Index Fund                                                              128,207     (11,288,327)     11,160,120
First Trust Indxx NextG ETF                                                           (1,137,519)    (94,276,251)     95,413,770
First Trust S-Network Future Vehicles & Technology ETF                                    41,872      (4,447,409)      4,405,537
First Trust Cloud Computing ETF                                                          823,487    (406,369,078)    405,545,591
First Trust International Equity Opportunities ETF                                    (1,175,811)     (8,403,330)      9,579,141
First Trust Nasdaq Cybersecurity ETF                                                    (348,744)   (394,764,485)    395,113,229
First Trust IPOX(R) Europe Equity Opportunities ETF                                       10,181         (89,957)         79,776
First Trust Dow Jones International Internet ETF                                         720,515       3,446,635      (4,167,150)


As of September 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                      Gross            Gross      Net Unrealized
                                                                   Unrealized       Unrealized     Appreciation
                                                 Tax Cost         Appreciation    (Depreciation)  (Depreciation)
                                                ----------------  --------------  --------------  --------------
First Trust STOXX(R) European Select
   Dividend Index Fund                          $    216,018,449  $    3,774,341  $  (60,953,014) $  (57,178,673)
First Trust Alerian Disruptive Technology
   Real Estate ETF                                    24,146,475         643,976        (911,124)       (267,148)
First Trust Dow Jones Global Select Dividend
   Index Fund                                        658,210,743      15,488,861    (182,568,635)   (167,079,774)
First Trust Global Wind Energy ETF                   319,130,985      13,373,727     (83,453,407)    (70,079,680)
First Trust Alerian U.S. NextGen
   Infrastructure ETF                                  9,774,417         159,730      (1,268,967)     (1,109,237)
First Trust NASDAQ(R) Clean Edge(R) Smart
   Grid Infrastructure Index Fund                    634,879,523      23,861,450    (118,391,219)    (94,529,769)
First Trust Indxx Global Natural Resources
   Income ETF                                        260,294,377       3,982,439     (51,035,187)    (47,052,748)
First Trust Indxx Global Agriculture ETF              27,463,866         700,736      (5,835,524)     (5,134,788)
First Trust BICK Index Fund                           51,621,498       1,322,495      (8,451,493)     (7,128,998)
First Trust Indxx NextG ETF                          604,033,625      18,875,527    (142,661,934)   (123,786,407)
First Trust S-Network Future Vehicles &
   Technology ETF                                     58,110,430       1,164,271     (16,747,798)    (15,583,527)
First Trust Cloud Computing ETF                    4,252,697,453     212,388,518  (1,486,975,204) (1,274,586,686)
First Trust International Equity
   Opportunities ETF                                 365,257,471       8,509,583     (48,329,989)    (39,820,406)
First Trust Nasdaq Cybersecurity ETF               5,313,286,954     360,860,622    (962,850,044)   (601,989,422)
First Trust IPOX(R) Europe Equity
   Opportunities ETF                                   5,983,675         120,710        (988,362)       (867,652)
First Trust Dow Jones International
   Internet ETF                                       63,172,753         113,623     (34,317,555)    (34,203,932)


                                                                        Page 113


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2022

I. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Alerian Disruptive Technology Real
Estate ETF, First Trust Alerian U.S. NextGen Infrastructure ETF, First Trust
Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture
ETF, First Trust BICK Index Fund, First Trust Indxx NextG ETF, First Trust
S-Network Future Vehicles & Technology ETF, First Trust Cloud Computing ETF,
First Trust International Equity Opportunities ETF, First Trust Nasdaq
Cybersecurity ETF, First Trust IPOX(R) Europe Equity Opportunities ETF, and
First Trust Dow Jones International Internet ETF (the "Unitary Fee Funds"), for
which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust has entered into licensing agreements with each of the following
"Licensors" for the respective Funds:


FUND                                                                            LICENSOR
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX Limited
First Trust Alerian Disruptive Technology Real Estate ETF                       VettaFi LLC
First Trust Dow Jones Global Select Dividend Index Fund                         S&P Dow Jones Indices
LLC First Trust Global Wind Energy ETF                                          Nasdaq, Inc.
First Trust Alerian U.S. NextGen Infrastructure ETF                             VettaFi LLC
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        Nasdaq, Inc.
First Trust Indxx Global Natural Resources Income ETF                           Indxx, Inc.
First Trust Indxx Global Agriculture ETF                                        Indxx, Inc.
First Trust BICK Index Fund                                                     Nasdaq, Inc.
First Trust Indxx NextG ETF                                                     Indxx, Inc.
First Trust S-Network Future Vehicles & Technology ETF                          S-Network Global Indexes, Inc.
First Trust Cloud Computing ETF                                                 Nasdaq, Inc.
First Trust International Equity Opportunities ETF                              IPOX(R) Schuster LLC
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq, Inc.
First Trust IPOX(R) Europe Equity Opportunities ETF                             IPOX(R) Schuster LLC
First Trust Dow Jones International Internet ETF                                S&P Dow Jones Indices LLC


The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The
Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the following Unitary Fee Funds, First Trust is paid an annual unitary management fee at the specified rate of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage expense, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2022

                                                               % of Daily
                                                               Net Assets
                                                              ------------
First Trust Alerian Disruptive Technology Real Estate ETF(1)     0.60%
First Trust Alerian U.S. NextGen Infrastructure ETF(2)           0.65%
First Trust Indxx Global Natural Resources Income ETF            0.70%
First Trust Indxx Global Agriculture ETF                         0.70%
First Trust BICK Index Fund                                      0.64%
First Trust Indxx NextG ETF                                      0.70%
First Trust S-Network Future Vehicles & Technology ETF           0.70%
First Trust Cloud Computing ETF                                  0.60%
First Trust International Equity Opportunities ETF               0.70%
First Trust Nasdaq Cybersecurity ETF                             0.60%
First Trust IPOX(R) Europe Equity Opportunities ETF              0.70%
First Trust Dow Jones International Internet ETF                 0.65%

(1)   During the fiscal year ended September 30, 2022, the Fund paid an annual management fee of 0.40% of the Fund's average daily net assets as well as other Fund expenses. Pursuant to an Expense Reimbursement, Fee Waiver and
      Recovery Agreement, FTA agreed to waive fees and/or reimburse Fund expenses in order to keep the Fund's operating expenses from exceeding
      0.60% of its average daily net assets per year. Subsequent to September
      30, 2022, the Fund will transition to a unitary fee structure.

(2)   Prior to July 29, 2022, the Fund paid an annual management fee of 0.40% of the Fund's average daily net assets as well as other Fund expenses.
      Pursuant to an Expense Reimbursement, Fee Waiver and Recovery Agreement,
      FTA agreed to waive fees and/or reimburse Fund expenses in order to keep the Fund's operating expenses from exceeding 0.70% of its average daily net assets per year.

For the First Trust STOXX(R) European Select Dividend Index Fund, First Trust
Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF,
and First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund
(such Funds, the "Expense Cap Funds"), First Trust is paid an annual management fee of 0.40% of such Fund's average daily net assets.

For the Expense Cap Funds, the Trust and First Trust have entered into an
Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement")
in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the "Expense Cap") at least through January 31, 2024.


                                                                                         Expense Cap
                                                                                        -------------
First Trust STOXX(R) European Select Dividend Index Fund                                    0.60%
First Trust Dow Jones Global Select Dividend Index Fund                                     0.60%
First Trust Global Wind Energy ETF                                                          0.60%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                    0.70%


Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the fiscal year ended
September 30, 2022 and the fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:


                                                                                  Fees Waived or Expenses Borne by First Trust
                                                                                              Subject to Recovery
                                                                                  --------------------------------------------
                                                           Advisory    Expense       Year        Year        Year
                                                             Fee        Reim-       Ended       Ended       Ended
                                                           Waivers    bursements  9/30/2020   9/30/2021   9/30/2022    Total
                                                          ----------  ----------  ----------  ----------  ----------  --------
First Trust Alerian Disruptive
   Technology Real Estate ETF                             $  120,467  $       --  $       --  $       --  $       --  $     --
First Trust Global Wind Energy ETF                            37,841          --      69,675      66,999      37,841   174,515
First Trust Alerian U.S. NextGen
   Infrastructure ETF                                         16,432          --          --          --          --        --


                                                                        Page 115


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2022

The Trust has multiple service agreements with BNYM. Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each
Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2022, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $    140,654,199  $  140,788,861
First Trust Alerian Disruptive Technology Real Estate ETF                             23,088,687      23,028,036
First Trust Dow Jones Global Select Dividend Index Fund                              230,891,715     196,910,327
First Trust Global Wind Energy ETF                                                    66,461,631      66,555,480
First Trust Alerian U.S. NextGen Infrastructure ETF                                    9,116,838       9,245,767
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund             246,791,224     217,544,577
First Trust Indxx Global Natural Resources Income ETF                                 99,919,538      82,879,351
First Trust Indxx Global Agriculture ETF                                               6,918,926       3,714,456
First Trust BICK Index Fund                                                           34,446,263      50,746,210
First Trust Indxx NextG ETF                                                          175,514,359     240,477,318
First Trust S-Network Future Vehicles & Technology ETF                                87,343,473      84,717,334
First Trust Cloud Computing ETF                                                    2,002,800,651   1,999,124,935
First Trust International Equity Opportunities ETF                                   780,149,950     845,158,900
First Trust Nasdaq Cybersecurity ETF                                               2,934,630,738   2,920,738,009
First Trust IPOX(R) Europe Equity Opportunities ETF                                   10,035,716      10,061,519
First Trust Dow Jones International Internet ETF                                      18,055,410      16,179,714


For the fiscal year ended September 30, 2022, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $     14,875,643  $   53,907,212
First Trust Alerian Disruptive Technology Real Estate ETF                              2,548,883       4,663,423
First Trust Dow Jones Global Select Dividend Index Fund                              147,116,704      15,951,704
First Trust Global Wind Energy ETF                                                    26,305,423      72,546,907
First Trust Alerian U.S. NextGen Infrastructure ETF                                    2,484,840       2,333,662
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund             251,638,954     140,678,013
First Trust Indxx Global Natural Resources Income ETF                                209,631,314      12,757,880
First Trust Indxx Global Agriculture ETF                                              27,693,135       9,470,715
First Trust BICK Index Fund                                                           16,993,399      36,017,041
First Trust Indxx NextG ETF                                                           58,245,302     406,882,996
First Trust S-Network Future Vehicles & Technology ETF                                34,357,869      39,135,182
First Trust Cloud Computing ETF                                                      945,366,376   1,690,249,174
First Trust International Equity Opportunities ETF                                    26,684,996     436,768,685
First Trust Nasdaq Cybersecurity ETF                                               2,807,116,866   1,515,290,960
First Trust IPOX(R) Europe Equity Opportunities ETF                                    1,382,278       2,256,456
First Trust Dow Jones International Internet ETF                                       2,610,315      38,797,540



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2022

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2024.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:

At a meeting on October 24, 2022, the Board of Trustees approved a breakpoint pricing arrangement for each of the series of the Trust, including the Funds.
Pursuant to this arrangement, which is effective as of November 1, 2022, the management fee each Fund pays to First Trust, as investment manager, will be discounted as the Fund's net assets reach certain predefined levels.

                                                                        Page 117


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED FUND
II:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First
Trust STOXX(R) European Select Dividend Index Fund, First Trust Alerian
Disruptive Technology Real Estate ETF (formerly known as First Trust FTSE
EPRA/NAREIT Developed Markets Real Estate Index Fund), First Trust Dow Jones
Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First
Trust Alerian U.S. NextGen Infrastructure ETF (formerly known as First Trust
Global Engineering and Construction ETF), First Trust NASDAQ(R) Clean Edge(R)
Smart Grid Infrastructure Index Fund, First Trust Indxx Global Natural Resources
Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK Index
Fund, First Trust Indxx NextG ETF, First Trust S-Network Future Vehicles &
Technology ETF (formerly known as First Trust NASDAQ Global Auto Index Fund),
First Trust Cloud Computing ETF, First Trust International Equity Opportunities
ETF, First Trust Nasdaq Cybersecurity ETF, First Trust IPOX(R) Europe Equity
Opportunities ETF, and First Trust Dow Jones International Internet ETF (the
"Funds"), each a series of the First Trust Exchange-Traded Fund II, including the portfolios of investments, as of September 30, 2022, the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the periods listed in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30,
2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.


------------------------------------------------------------------------------------------------------------------------------
             INDIVIDUAL FUNDS
           INCLUDED IN THE TRUST                                             FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------
First Trust STOXX(R) European Select            For the years ended September 30, 2022, 2021, 2020, 2019 and 2018
   Dividend Index Fund
First Trust Alerian Disruptive Technology
   Real Estate ETF (formerly known as First
   Trust FTSE EPRA/NAREIT Developed
   Markets Real Estate Index Fund)
First Trust Dow Jones Global Select
   Dividend Index Fund
First Trust Global Wind Energy ETF
First Trust Alerian U.S. NextGen
   Infrastructure ETF (formerly known as
   First Trust Global Engineering and
   Construction ETF)
First Trust NASDAQ(R) Clean Edge(R)
   Smart Grid Infrastructure Index Fund
First Trust Indxx Global Natural
   Resources Income ETF
First Trust Indxx Global Agriculture ETF
First Trust BICK Index Fund
First Trust Indxx NextG ETF
First Trust S-Network Future Vehicles &
   Technology ETF (formerly known as First
   Trust NASDAQ Global Auto Index Fund)
First Trust Cloud Computing ETF
First Trust International Equity
   Opportunities ETF
First Trust Nasdaq Cybersecurity ETF
------------------------------------------------------------------------------------------------------------------------------
First Trust IPOX(R) Europe Equity               For the years ended September 30, 2022, 2021, 2020 and for the period from
   Opportunities ETF                            October 4, 2018 (commencement of operations) through September 30, 2019
------------------------------------------------------------------------------------------------------------------------------
First Trust Dow Jones International             For the years ended September 30, 2022, 2021, and 2020 and for the period from
   Internet ETF                                 November 5, 2018 (commencement of operations) through September 30, 2019
------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)
--------------------------------------------------------------------------------

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds'
financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
November 22, 2022

We have served as the auditor of one or more First Trust investment companies since 2001.

                                                                        Page 119


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended September 30, 2022, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:


                                                                                     Dividends Received
                                                                                          Deduction
                                                                                    ---------------------
First Trust STOXX(R) European Select Dividend Index Fund                                     0.00%
First Trust Alerian Disruptive Technology Real Estate ETF                                    0.00%
First Trust Dow Jones Global Select Dividend Index Fund                                     10.78%
First Trust Global Wind Energy ETF                                                          14.63%
First Trust Alerian U.S. NextGen Infrastructure ETF                                         25.92%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                    21.30%
First Trust Indxx Global Natural Resources Income ETF                                        7.00%
First Trust Indxx Global Agriculture ETF                                                    16.19%
First Trust BICK Index Fund                                                                  0.00%
First Trust Indxx NextG ETF                                                                 18.63%
First Trust S-Network Future Vehicles & Technology ETF                                      14.21%
First Trust Cloud Computing ETF                                                             65.70%
First Trust International Equity Opportunities ETF                                           0.00%
First Trust Nasdaq Cybersecurity ETF                                                       100.00%
First Trust IPOX(R) Europe Equity Opportunities ETF                                          0.00%
First Trust Dow Jones International Internet ETF                                             0.00%


For the taxable year ended September 30, 2022, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:


                                                                                     Qualified Dividend
                                                                                           Income
                                                                                    ---------------------
First Trust STOXX(R) European Select Dividend Index Fund                                   100.00%
First Trust Alerian Disruptive Technology Real Estate ETF                                   47.20%
First Trust Dow Jones Global Select Dividend Index Fund                                    100.00%
First Trust Global Wind Energy ETF                                                         100.00%
First Trust Alerian U.S. NextGen Infrastructure ETF                                        100.00%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                   100.00%
First Trust Indxx Global Natural Resources Income ETF                                       93.69%
First Trust Indxx Global Agriculture ETF                                                   100.00%
First Trust BICK Index Fund                                                                 86.20%
First Trust Indxx NextG ETF                                                                 84.86%
First Trust S-Network Future Vehicles & Technology ETF                                     100.00%
First Trust Cloud Computing ETF                                                             69.48%
First Trust International Equity Opportunities ETF                                          91.95%
First Trust Nasdaq Cybersecurity ETF                                                       100.00%
First Trust IPOX(R) Europe Equity Opportunities ETF                                        100.00%
First Trust Dow Jones International Internet ETF                                             0.00%



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

A portion of each of the Funds' 2022 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended September
30, 2022, may be eligible for the Qualified Business Income Deduction (QBI)
under the Internal Revenue Code of 1986, as amended (the "Code"), Section 199A for the aggregate dividends each Fund received from the underlying Real Estate
Investment Trusts (REITs) these Funds invest in.

For the tax year ended September 30, 2022, the First Trust Indxx NextG ETF designated $3,085,182, or amounts necessary, as long-term capital gain. During the tax year, Fund shareholders redeemed amounts in excess of the long-term capital gain and of these proceeds, $3,085,182, or amounts necessary, represents long-term capital gain from the Fund.

Long-term capital gain distributions designated by the Funds are taxable at the applicable capital gain tax rates for federal income tax purposes. For the fiscal year ended September 30, 2022, the below Fund designated long-term capital gain distributions in the following amounts:


                                                                                   Long-Term Capital Gain
                                                                                       Distributions
                                                                                   ----------------------
First Trust Indxx NextG ETF                                                              $4,454,950


The following Funds meet the requirements of Section 853 of the Code and elects to pass through to their shareholders credit for foreign taxes paid. For the taxable year ended September 30, 2022, the total amounts of income received by the Funds from sources within foreign countries and possessions of the United
States and of taxes paid to such countries are as follows:


                                                                     Gross Foreign Income           Foreign Taxes Paid
                                                                  ---------------------------   ---------------------------
                                                                     Amount       Per Share        Amount       Per Share
                                                                  -------------  ------------   -------------  ------------
First Trust STOXX(R) European Select Dividend Index Fund          $  16,180,828  $       0.94   $   1,367,399  $       0.08
First Trust Alerian Disruptive Technology Real Estate ETF                    --           N/A              --           N/A
First Trust Dow Jones Global Select Dividend Index Fund              34,640,703          1.30       3,278,824          0.12
First Trust Global Wind Energy ETF                                    5,997,831          0.37         624,279          0.04
First Trust Alerian U.S. NextGen Infrastructure ETF                          --           N/A              --           N/A
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure
   Index Fund                                                         9,898,169          1.38         657,471          0.09
First Trust Indxx Global Natural Resources Income ETF                14,755,203          0.90         359,220          0.02
First Trust Indxx Global Agriculture ETF                                481,351          0.57          82,969          0.10
First Trust BICK Index Fund                                             788,376          0.43          24,254          0.01
First Trust Indxx NextG ETF                                          20,490,051          2.42       2,948,371          0.35
First Trust S-Network Future Vehicles & Technology ETF                       --           N/A              --           N/A
First Trust Cloud Computing ETF                                              --           N/A              --           N/A
First Trust International Equity Opportunities ETF                    9,870,654          1.10         669,533          0.07
First Trust Nasdaq Cybersecurity ETF                                         --           N/A              --           N/A
First Trust IPOX(R) Europe Equity Opportunities ETF                     190,677          0.64          15,058          0.05
First Trust Dow Jones International Internet ETF                             --           N/A              --           N/A


                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

At a special meeting of shareholders of First Trust Alerian U.S. NextGen
Infrastructure ETF (formerly known as First Trust Global Engineering and
Construction ETF) held on July 25, 2022, shareholders of the Fund voted to approve a new investment management agreement between the Trust, on behalf of the Fund, and First Trust (the "New Management Agreement"), under which the Fund will transition to a "unitary fee structure." Shareholders were asked to approve the New Management Agreement in connection with a change to the Fund's investment objective. The Fund's investment objective subsequently changed by replacing its index with the Alerian U.S. NextGen Infrastructure Index, and the
Fund changed its name. Under the New Management Agreement, the Fund transitioned to a unitary fee structure. The Fund previously paid an investment management fee equal to 0.40% of average daily net assets to First Trust and also paid other expenses, and pursuant to an Expense Reimbursement, Fee Waiver and
Recovery Agreement, First Trust agreed to waive fees and/or reimburse Fund expenses in order to keep the Fund's operating expenses (subject to certain exclusions) from exceeding 0.70% of its average daily net assets per year. Under the New Management Agreement, which was implemented in conjunction with the
Fund's investment objective change, the Fund pays First Trust a unitary management fee equal to 0.65% of the Fund's average daily net assets and the
Fund's Expense Reimbursement, Fee Waiver and Recovery Agreement was terminated.
In addition to being responsible for providing management and administration services to the Fund, under the New Management Agreement, First Trust is responsible for most of the Fund's expenses (subject to exclusions that include the investment management fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, if any, and other expenses connected with the execution

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

of portfolio transactions, distribution and service fees payable pursuant to a
Rule 12b-1 plan, if any, and extraordinary expenses). In connection with the proposal to approve the New Management Agreement, 87,215 shares voted in favor of the proposal, 603 shares voted against the proposal, 12,188 shares abstained, and there were 99,996 broker non-votes.

At a special meeting of shareholders of First Trust Alerian Disruptive
Technology Real Estate ETF (formerly First Trust FTSE EPRA/NAREIT Developed
Markets Real Estate Index Fund) held on September 1, 2022, shareholders of the
Fund voted to approve 1) a change in the Fund's diversification status from
"diversified" to "non-diversified" under the 1940 Act, and 2) a new investment management agreement between the Trust, on behalf of the Fund, and First Trust
(the "New Management Agreement"), under which the Fund transitioned to a
"unitary fee structure." Shareholders were asked to approve the change in diversification status and the New Management Agreement in connection with a change to the Fund's investment objective. The Fund's investment objective subsequently changed by replacing its index with the Alerian Disruptive
Technology Real Estate Index, and the Fund changed its name. Under the New
Management Agreement, the Fund transitioned to a unitary fee structure. The Fund previously paid an investment management fee equal to 0.40% of average daily net assets to First Trust and also paid other expenses, and pursuant to an Expense
Reimbursement, Fee Waiver and Recovery Agreement, First Trust agreed to waive fees and/or reimburse Fund expenses in order to keep the Fund's operating expenses (subject to certain exclusions) from exceeding 0.60% of its average daily net assets per year. Under the New Management Agreement, which was implemented in conjunction with the Fund's investment objective change, the Fund pays First Trust a unitary management fee equal to 0.60% of the Fund's average daily net assets and the Fund's Expense Reimbursement, Fee Waiver and Recovery
Agreement was terminated. In addition to being responsible for providing management and administration services to the Fund, under the New Management
Agreement, First Trust is responsible for most of the Fund's expenses (subject to exclusions that include the investment management fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, if any, and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses). In connection with the proposal to change the Fund's diversification status, 293,329 shares voted in favor of the proposal, 17,563 shares voted against the proposal, 37,701 shares abstained, and there were
343,015 broker-non-votes. In connection with the proposal to approve the New
Management Agreement, 294,862 shares voted in favor of the proposal, 14,252 shares voted against the proposal, 39,479 shares abstained, and there were
343,015 broker non-votes.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

        NOT FDIC INSURED        NOT BANK GUARANTEED      MAY LOSE VALUE

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

                              ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
AGREEMENTS

                              (UNITARY FEE FUNDS)

The Board of Trustees of First Trust Exchange-Traded Fund II (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreements (as applicable to a specific Fund, the
"Agreement" and collectively, the "Agreements") with First Trust Advisors L.P.
(the "Advisor") on behalf of the following eight series of the Trust (each a
"Fund" and collectively, the "Funds"):

        First Trust Indxx Global Natural Resources Income ETF (FTRI)
        First Trust Indxx Global Agriculture ETF (FTAG)
        First Trust BICK Index Fund (BICK)
        First Trust Indxx NextG ETF (NXTG)
        First Trust S-Network Future Vehicles & Technology ETF (CARZ)
        First Trust Cloud Computing ETF (SKYY)
        First Trust International Equity Opportunities ETF (FPXI)
        First Trust Nasdaq Cybersecurity ETF (CIBR)
        First Trust IPOX(R) Europe Equity Opportunities ETF (FPXE)
        First Trust Dow Jones International Internet ETF (FDNI)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2023 at a meeting held on June 12-13, 2022. The
Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2022 and June 12-13, 2022, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the
"Expense Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance
Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; any indirect benefits to the Advisor and its affiliate, First Trust
Portfolios L.P. ("FTP"); and information on the Advisor's compliance program.
The Board reviewed initial materials with the Advisor at the meeting held on
April 18, 2022, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the
April meeting, counsel to the Independent Trustees, on behalf of the Independent
Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 12-13, 2022 meeting, as well as at the June meeting. The
Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the
Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement.
The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the
Advisor and considered that it includes a robust program for monitoring the
Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

and at the April 18, 2022 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the
First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the
Agreements have been and are expected to remain satisfactory and that the
Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

The Board considered the unitary fee rate payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense
Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each
Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for each Fund was above the median total (net)
expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the April 18, 2022 meeting, discussed with
Broadridge its methodology for assembling peer groups and discussed with the
Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the
Advisor's demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2021 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. With respect to CARZ, the Board noted that during 2021, it approved changes to the Fund's investment objective and, effective January 26, 2022, the Fund changed its name and began tracking the S-Network Electric & Future Vehicle Ecosystem Index and
that the performance information reflected the Fund's old index. With respect to
NXTG, the Board noted that during 2019, it approved changes to the Fund's investment objective and, effective May 29, 2019, the Fund changed its name and ticker symbol and began tracking the Indxx 5G & NextG Thematic Index and that the performance information included a blend of the old and new indexes. With respect to FTRI and FTAG, the Board noted that during 2015, shareholders of each
Fund approved changes to each Fund's investment objective and, effective
December 18, 2015, each Fund changed its name and ticker symbol, FTRI began tracking the Indxx Global Natural Resources Income Index and FTAG began tracking the Indxx Global Agricultural Index, and that the performance information included a blend of the old and new indexes. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each
Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund's performance to that of its respective Performance Universe and to that of a broad-based benchmark index and noted the Advisor's discussion of FTRI's, FTAG's, FPXI's and FDNI's performance at the April 18, 2022 meeting, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes that its expenses relating to providing advisory services to the Funds will likely increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2021 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each
Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or
FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

                            (NON-UNITARY FEE FUNDS)

The Board of Trustees of First Trust Exchange-Traded Fund II (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreement (the "Agreement") with First Trust Advisors L.P.
(the "Advisor") on behalf of the following six series of the Trust (each a
"Fund" and collectively, the "Funds"):

        First Trust STOXX(R) European Select Dividend Index Fund (FDD)
        First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund
           (FFR) (now known as First Trust Alerian Disruptive Technology Real
           Estate ETF (DTRE))
        First Trust Dow Jones Global Select Dividend Index Fund (FGD)
        First Trust Global Wind Energy ETF (FAN)
        First Trust Global Engineering and Construction ETF (FLM) (now known as
           First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD))
        First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund
           (GRID)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2023 at a meeting held on June 12-13, 2022. The
Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2022 and June 12-13, 2022, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the
"Expense Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance
Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; any indirect benefits to the Advisor and its affiliate, First Trust
Portfolios L.P. ("FTP"); and information on the Advisor's compliance program.
The Board reviewed initial materials with the Advisor at the meeting held on
April 18, 2022, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the
April meeting, counsel to the Independent Trustees, on behalf of the Independent
Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 12-13, 2022 meeting, as well as at the June meeting. The
Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the
Advisor manages the Fund and knowing the Fund's advisory fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement.
The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the
Advisor and considered that it includes a robust program for monitoring the

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 18, 2022 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the
First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the
Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

The Board considered the advisory fee rate payable by each Fund under the
Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through January 31, 2024.
For each Fund, the Board noted that expenses reimbursed and fees waived are subject to recovery by the Advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment would be made by the Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund's Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio of each of FGD and FAN was below the median total
(net) expense ratio of the peer funds in its respective Expense Group and that the total (net) expense ratio of each of FDD, FFR, FLM and GRID was above the median total (net) expense ratio of the peer funds in its respective Expense
Group. With respect to the Expense Groups, the Board, at the April 18, 2022
meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index
ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the
Funds and other non-ETF clients that limited their comparability. With respect to each of FFR and FLM, the Board noted that at the April 26, 2021 Board meeting, the Advisor recommended and the Board approved the adoption of a unitary fee structure for the Fund, subject to shareholder approval. In considering the advisory fee rates overall, the Board also considered the
Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2021 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. With respect to each of FFR and FLM, the Board noted that at the April 26, 2021 Board meeting, the Advisor recommended and the Board approved changes to the Fund's investment objective and name. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund's performance to that of its respective Performance Universe and to that of a broad-based benchmark index, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes that its expenses relating to providing advisory services to the Funds will likely increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each
Fund for the twelve months ended December 31, 2021 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

  BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

           FIRST TRUST ALERIAN DISRUPTIVE TECHNOLOGY REAL ESTATE ETF
         (FORMERLY, FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL
                               ESTATE INDEX FUND)

The Board of Trustees of First Trust Exchange-Traded Fund II (the "Trust"),
including the Independent Trustees, approved a new Investment Management
Agreement (the "New Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of First Trust Alerian Disruptive Technology Real Estate ETF
(formerly, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index
Fund) (the "Fund"), for an initial two-year term at a meeting held on April 26,
2021, to change the Fund's non-unitary advisory fee structure under its current
Investment Management Agreement with the Advisor (the "Current Agreement") to a unitary fee structure, subject to the approval of the Fund's shareholders. The
Board determined that the New Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

The Board considered the New Agreement over the course of meetings held on March
6-7, 2021 and April 26, 2021, noting that the principal difference between the
New Agreement and the Current Agreement is the difference in fee structures. In connection with those meetings, the Board reviewed information provided by the
Advisor relating to the proposed unitary fee structure under the New Agreement, including supplemental information provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees. At the April 26, 2021 meeting, the Board also reviewed materials provided by the Advisor in connection with the annual contract review process for the funds in the First Trust Fund Complex, including the Fund. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor.

The Board noted that, under the Fund's current non-unitary advisory fee structure, the Fund pays the Advisor an advisory fee equal to an annual rate of
0.40% of its average daily net assets and, separately, the Advisor has agreed to cap the Fund's total (net) expense ratio at an annual rate of 0.60% of its average daily net assets, with certain Fund expenses excluded from the expense cap. The Board considered that, under the proposed unitary fee structure, the
Fund would pay a unitary fee equal to an annual rate of 0.60% of its average daily net assets and the Advisor would be responsible for the Fund's expenses, noting the Advisor's statement that the Fund expenses excluded from the proposed unitary fee would be identical to those currently excluded from the expense cap.
The Board considered that the proposed unitary fee would not result in a change in the Fund's current total (net) expense ratio. The Board also considered the
Advisor's statements that the proposed unitary fee structure provides clarity and consistency of fees to shareholders and that the Fund's expense ratio under the proposed unitary fee rate would remain consistent regardless of the Fund's net asset level, which may fluctuate based on creation and redemption activity or market movement. The Board noted that under the Fund's current expense structure the total expense ratio paid by a shareholder can increase or decrease depending on the net asset level of the Fund and the level and continuation of the expense cap. The Board noted that, although the Fund's total expenses are currently subject to a 0.60% expense cap, the Advisor is under no obligation to extend the expense cap, and no assurance has been given that any extension would provide for an expense cap as favorable as the current expense cap. In this regard, the Board also took into account information from the Advisor indicating that the Fund's total expense ratio, prior to the application of the expense cap, has been consistently higher than both the expense cap and the proposed unitary fee rate since inception and considered that generally it would require a significant increase in assets or reduction in expenses for the proposed unitary fee rate to exceed the Fund's total expense ratio (prior to the application of the expense cap). However, the Board considered that the unitary fee structure generally would eliminate the possibility for any decrease in the
Fund's total expense ratio during periods of significant asset increases within the Fund. The Board noted that, after the initial two-year term of the New
Agreement, it would review the unitary fee on an annual basis in connection with its annual review of the Fund's advisory agreement. On balance, the Board concluded that the benefit to shareholders resulting from the unitary fee's protection from the risk of a higher expense ratio outweighed the fact that an increase in Fund assets would not necessarily result in a decrease in the Fund's expense ratio.

In addition, the Board considered that the proposed unitary fee structure was the primary fee structure for exchange-traded funds ("ETFs") in the First Trust
Fund Complex and a common fee structure in the ETF industry and, therefore, may allow investors to more easily compare the Fund to peer funds. The Board also considered the Advisor's statements that the services provided to the Fund by the Advisor under the Current Agreement will not change as a result of the transition to the proposed unitary fee structure under the New Agreement and that the Advisor would bear the costs associated with obtaining shareholder approval of the New Agreement. Based on the foregoing, the Board determined that the transition to the proposed unitary fee structure under the New Agreement is in the best interests of the Fund.

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

In addition to considering the change in fee structure, to reach its determination that the New Agreement is in the best interests of the Fund, the
Board also considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and
the factors to be considered by the Board in voting on such agreements. The
Independent Trustees received information from the Advisor that, among other things, outlined: the services to be provided by the Advisor to the Fund
(including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge
Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other ETFs managed by the Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's
Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust
Portfolios L.P. ("FTP"); and information on the Advisor's compliance program.
The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the
Fund's perspective.

In evaluating whether to approve the New Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the
Advisor under the New Agreement, noting the Advisor's statement that the services provided to the Fund by the Advisor under the Current Agreement will not change as a result of the transition to the proposed unitary fee structure under the New Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Fund under the Current
Agreement and reviewed all of the services provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the
1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the
Fund. In addition, the Board considered the Advisor's ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund
Complex.

The Board noted that the Fund is an index ETF designed to track the performance of an underlying index. Because the Fund's underlying index is changing, subject to the approval by the Fund's shareholders of a change in the Fund's diversification status under the 1940 Act, the Fund did not have any historical investment performance based on its new underlying index that the Board could consider. However, because the Fund will continue to track the performance of an underlying index, the Board considered reports it receives on a quarterly basis showing the correlation and tracking difference between the Fund and its current underlying index and noted that the Fund's performance under the management of the Advisor has been correlated to that of its current underlying index and that the Fund's tracking difference has been within a reasonable range. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the
Advisor under the New Agreement are expected to remain satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the
New Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.60% of its average daily net assets. The Board noted that the Advisor would be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the New Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered differences between the Fund and other clients that limited their comparability. The Board considered the
Advisor's statement that the Fund is most comparable to two other ETFs in the
First Trust Fund Complex that follow thematic index strategies managed by the
Advisor due to their shared focus on targeted exposures with robust selection methodologies and objectives to track a given market segment, and that each such fund pays a unitary fee equal to an annual rate of 0.60% of its average daily net assets. The Board considered that the proposed unitary fee would not result in a change in the Fund's current total (net) expense ratio. In light of the information considered and the nature, extent and quality of the services provided under the Current Agreement and expected to continue to be provided to the Fund under the New Agreement, the Board determined that the proposed unitary fee was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust
Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the New Agreement. The Board considered the Advisor's estimate of the profitability of the New Agreement to the Advisor at current asset levels. The
Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level under the New Agreement was not unreasonable. The Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, determined that the terms of the New
Agreement are fair and reasonable and that the approval of the New Agreement is in the best interests of the Fund. No single factor was determinative in the
Board's analysis.

              FIRST TRUST ALERIAN U.S. NEXTGEN INFRASTRUCTURE ETF
        (FORMERLY, FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF)

The Board of Trustees of First Trust Exchange-Traded Fund II (the "Trust"),
including the Independent Trustees, approved a new Investment Management
Agreement (the "New Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of First Trust Alerian US NextGen Infrastructure ETF (formerly, First
Trust Global Engineering and Construction ETF) (the "Fund"), for an initial two-year term at a meeting held on April 26, 2021, to change the Fund's non-unitary advisory fee structure under its current Investment Management
Agreement with the Advisor (the "Current Agreement") to a unitary fee structure, subject to the approval of the Fund's shareholders. The Board determined that the New Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

The Board considered the New Agreement over the course of meetings held on March
6-7, 2021 and April 26, 2021, noting that the principal difference between the
New Agreement and the Current Agreement is the difference in fee structures. In connection with those meetings, the Board reviewed information provided by the
Advisor relating to the proposed unitary fee structure under the New Agreement, including supplemental information provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees. At the April 26, 2021 meeting, the Board also reviewed materials provided by the Advisor in connection with the annual contract review process for the funds in the First Trust Fund Complex, including the Fund. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor.

The Board noted that, under the Fund's current non-unitary advisory fee structure, the Fund pays the Advisor an advisory fee equal to an annual rate of
0.40% of its average daily net assets and, separately, the Advisor has agreed to cap the Fund's total (net) expense ratio at an annual rate of 0.70% of its average daily net assets, with certain Fund expenses excluded from the expense cap. The Board considered that, under the proposed unitary fee structure, the
Fund would pay a unitary fee equal to an annual rate of 0.65% of its average daily net assets and the Advisor would be responsible for the Fund's expenses, noting the Advisor's statement that the Fund expenses excluded from the proposed unitary fee would be identical to those currently excluded from the expense cap.
The Board considered that the proposed unitary fee would result in an immediate reduction in the Fund's total (net) expense ratio equal to an annual rate of
0.05% of the Fund's average daily net assets. The Board also considered the
Advisor's statements that the proposed unitary fee structure provides clarity and consistency of fees to shareholders and that the Fund's expense ratio under the proposed unitary fee rate would remain consistent regardless of the Fund's net asset level, which may fluctuate based on creation and redemption activity or market movement. The Board noted that under the Fund's current expense structure the total expense ratio paid by a shareholder can increase or decrease depending on the net asset level of the Fund and the level and continuation of the expense cap. The Board noted that, although the Fund's total expenses are currently subject to a 0.70% expense cap, the Advisor is under no obligation to extend the expense cap, and no assurance has been given that any extension would provide for an expense cap as favorable as the current expense cap. In this regard, the Board also took into account information from the Advisor indicating that the Fund's total expense ratio, prior to the application of the expense cap, has been consistently higher than both the expense cap and the proposed unitary fee rate since inception and considered that generally it would require a significant increase in assets or reduction in expenses for the proposed unitary fee rate to exceed the Fund's total expense ratio (prior to the application of the expense cap). However, the Board considered that the unitary fee structure generally would eliminate the possibility for any decrease in the
Fund's total expense ratio during periods of significant asset increases within the Fund. The Board noted that, after the initial two-year term of the New
Agreement, it would review the unitary fee on an annual basis in connection with

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

its annual review of the Fund's advisory agreement. On balance, in conjunction with the 0.05% reduction from the current expense cap, the Board concluded that the benefit to shareholders resulting from the unitary fee's protection from the risk of a higher expense ratio outweighed the fact that an increase in Fund assets would not necessarily result in a decrease in the Fund's expense ratio.

In addition, the Board considered that the proposed unitary fee structure was the primary fee structure for exchange-traded funds ("ETFs") in the First Trust
Fund Complex and a common fee structure in the ETF industry and, therefore, may allow investors to more easily compare the Fund to peer funds. The Board also considered the Advisor's statements that the services provided to the Fund by the Advisor under the Current Agreement will not change as a result of the transition to the proposed unitary fee structure under the New Agreement and that the Advisor would bear the costs associated with obtaining shareholder approval of the New Agreement. Based on the foregoing, the Board determined that the transition to the proposed unitary fee structure under the New Agreement is in the best interests of the Fund.

In addition to considering the change in fee structure, to reach its determination that the New Agreement is in the best interests of the Fund, the
Board also considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and
the factors to be considered by the Board in voting on such agreements. The
Independent Trustees received information from the Advisor that, among other things, outlined: the services to be provided by the Advisor to the Fund
(including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge
Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other ETFs managed by the Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's
Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust
Portfolios L.P. ("FTP"); and information on the Advisor's compliance program.
The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the
Fund's perspective.

In evaluating whether to approve the New Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the
Advisor under the New Agreement, noting the Advisor's statement that the services provided to the Fund by the Advisor under the Current Agreement will not change as a result of the transition to the proposed unitary fee structure under the New Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Fund under the Current
Agreement and reviewed all of the services provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the
1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the
Fund. In addition, the Board considered the Advisor's ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund
Complex.

The Board noted that the Fund is an index ETF designed to track the performance of an underlying index. Because the Fund's underlying index is changing, the
Fund did not have any historical investment performance based on its new underlying index that the Board could consider. However, because the Fund will continue to track the performance of an underlying index, the Board considered reports it receives on a quarterly basis showing the correlation and tracking difference between the Fund and its current underlying index and noted that the
Fund's performance under the management of the Advisor has been correlated to that of its current underlying index and that the Fund's tracking difference has been within a reasonable range. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the New Agreement are expected to remain satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the
New Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.65% of its average daily net assets. The Board noted that the Advisor would be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the New Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered differences between the Fund and other clients that limited their comparability. The Board considered the
Advisor's statement that the Fund is most comparable to three other ETFs in the
First Trust Fund Complex that follow thematic index strategies managed by the
Advisor due to their shared focus on targeted exposures with robust selection methodologies and objectives to track a given market segment, and that such funds pay unitary fees at annual rates that range from 0.60% to 0.70% of their respective average daily net assets. The Board considered that the proposed unitary fee would result in an immediate reduction in the Fund's total (net)
expense ratio equal to an annual rate of 0.05% of its average daily net assets.
In light of the information considered and the nature, extent and quality of the services provided under the Current Agreement and expected to continue to be provided to the Fund under the New Agreement, the Board determined that the proposed unitary fee was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust
Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the New Agreement. The Board considered the Advisor's estimate of the profitability of the New Agreement to the Advisor at current asset levels, noting that the Advisor estimated that it would provide services at a loss under the New Agreement at current asset levels. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level under the New
Agreement was not unreasonable. The Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The
Board considered that the Advisor had identified as a fall-out benefit to the
Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the
Fund. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, determined that the terms of the New
Agreement are fair and reasonable and that the approval of the New Agreement is in the best interests of the Fund. No single factor was determinative in the
Board's analysis.

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the
U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund II funds it manages (the "Funds") in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund
Managers Directive (the "Directive"). First Trust is required under the
Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2021, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $7,694,209.
This figure is comprised of $296,078 paid (or to be paid) in fixed compensation and $7,398,131 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include
$3,951,240 paid (or to be paid) to senior management of First Trust Advisors
L.P. and $3,742,969 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors
L.P. or the Funds (collectively, "Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration
Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i.    to provide a clear link between remuneration and performance of
            First Trust and to avoid rewarding for failure;

      ii.   to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and

      iii.  to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First
            Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest.
First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust.
Remuneration is not based upon the performance of the Funds.

                                                                        Page 133


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 18, 2022 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee's annual meeting held on March 17, 2022 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                          NUMBER OF                 OTHER
                                                                                        PORTFOLIOS IN          TRUSTEESHIPS OR
                               TERM OF OFFICE                                          THE FIRST TRUST          DIRECTORSHIPS
           NAME,               AND YEAR FIRST                                           FUND COMPLEX           HELD BY TRUSTEE
     YEAR OF BIRTH AND           ELECTED OR            PRINCIPAL OCCUPATIONS             OVERSEEN BY             DURING PAST
  POSITION WITH THE TRUST         APPOINTED             DURING PAST 5 YEARS                TRUSTEE                 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee  o Indefinite Term  Physician, Edward-Elmhurst Medical          221          None
(1951)                                           Group; Physician and Officer,
                              o Since Inception  Wheaton Orthopedics (1990 to 2021)

Thomas R. Kadlec, Trustee     o Indefinite Term  Retired; President, ADM Investors           221          Director, National Futures
(1957)                                           Services, Inc. (Futures Commission                       Association and ADMIS
                              o Since Inception  Merchant) (2010 to July 2022)                            Singapore Ltd.; Formerly,
                                                                                                          Director of ADM Investor
                                                                                                          Services, Inc., ADM
                                                                                                          Investor Services
                                                                                                          International, ADMIS
                                                                                                          Hong Kong Ltd., and
                                                                                                          Futures Industry
                                                                                                          Association

Denise M. Keefe, Trustee      o Indefinite Term  Executive Vice President, Advocate          221          Director and Board Chair
(1964)                                           Aurora Health and President,                             of Advocate Home Health
                              o Since 2021       Advocate Aurora Continuing Health                        Services, Advocate Home
                                                 Division (Integrated Healthcare                          Care Products and
                                                 System)                                                  Advocate Hospice;
                                                                                                          Director and Board Chair
                                                                                                          of Aurora At Home (since
                                                                                                          2018); Director of
                                                                                                          Advocate Physician
                                                                                                          Partners Accountable Care
                                                                                                          Organization; Director and
                                                                                                          Board Chair of RML Long
                                                                                                          Term Acute Care
                                                                                                          Hospitals; and Director of
                                                                                                          Senior Helpers (since
                                                                                                          2021)

Robert F. Keith, Trustee      o Indefinite Term  President, Hibs Enterprises                 221          Formerly, Director of
(1956)                                           (Financial and Management                                Trust Company of Illinois
                              o Since Inception  Consulting)

Niel B. Nielson, Trustee      o Indefinite Term  Senior Advisor (2018 to Present),           221          None
(1954)                                           Managing Director and Chief
                              o Since Inception  Operating Officer (2015 to 2018),
                                                 Pelita Harapan Educational
                                                 Foundation (Educational
                                                 Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,   o Indefinite Term  Chief Executive Officer, First              221          None
Chairman of the Board                            Trust Advisors L.P. and First
(1955)                                           Trust Portfolios L.P.,
                              o Since Inception  Chairman of the Board of
                                                 Directors, BondWave LLC (Software
                                                 Development Company) and
                                                 Stonebridge Advisors LLC
                                                 (Investment Advisor)


-----------------------------
(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.

                                                                        Page 135


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)


                                POSITION AND              TERM OF OFFICE
     NAME AND                     OFFICES                  AND LENGTH OF                      PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH                 WITH TRUST                   SERVICE                          DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas       President and Chief                 o Indefinite Term     Managing Director and Chief Financial Officer, First
(1966)               Executive Officer                                         Trust Advisors L.P. and First Trust Portfolios L.P.;
                                                         o Since Inception     Chief Financial Officer, BondWave LLC (Software
                                                                               Development Company) and Stonebridge Advisors
                                                                               LLC (Investment Advisor)

Donald P. Swade      Treasurer, Chief Financial Officer  o Indefinite Term     Senior Vice President, First Trust Advisors L.P. and
(1972)               and Chief Accounting Officer                              First Trust Portfolios L.P.
                                                         o Since Inception

W. Scott Jardine     Secretary and Chief Legal Officer   o Indefinite Term     General Counsel, First Trust Advisors L.P. and First
(1960)                                                                         Trust Portfolios L.P.; Secretary and General Counsel,
                                                         o Since Inception     BondWave LLC; Secretary, Stonebridge Advisors LLC

Daniel J. Lindquist  Vice President                      o Indefinite Term     Managing Director, First Trust Advisors L.P. and
(1970)                                                                         First Trust Portfolios L.P.
                                                         o Since Inception

Kristi A. Maher      Chief Compliance Officer and        o Indefinite Term     Deputy General Counsel, First Trust Advisors L.P. and
(1966)               Assistant Secretary                                       First Trust Portfolios L.P.
                                                         o Chief Compliance
                                                           Officer
                                                           Since January 2011

                                                         o Assistant Secretary
                                                           Since Inception

Roger F. Testin      Vice President                      o Indefinite Term     Senior Vice President, First Trust Advisors L.P. and
(1966)                                                                         First Trust Portfolios L.P.
                                                         o Since Inception

Stan Ueland          Vice President                      o Indefinite Term     Senior Vice President, First Trust Advisors L.P. and
(1970)                                                                         First Trust Portfolios L.P.
                                                         o Since Inception


-----------------------------
(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment professional or financial representative through interviews, applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies."
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2022

                                                                        Page 137

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

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

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

First Trust

First Trust Exchange-Traded Fund II

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund II
--------------------------------------------------------------------------------
        Book 2

First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
First Trust Indxx Metaverse ETF (ARVR)

----------------------
    Annual Report
  September 30, 2022
----------------------


--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2022

Shareholder Letter .........................................................   2
Market Overview ............................................................   3
Fund Performance Overview

Portfolio of Investments


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               SEPTEMBER 30, 2022

Dear Shareholders,

First Trust is pleased to provide you with the annual report for certain series of the First Trust Exchange-Traded Fund II (the "Funds"), which contains detailed information about the Funds for the twelve months ended September 30,
2022. Please note that the Funds in this report were incepted after October 1,
2021, the start of the reporting period, so information in this letter and the report prior to each Fund's inception date does not apply to the Funds.

It is times like these that really test the mettle of investors. Are you someone that is implementing an investment plan with a long time horizon, a trader by nature, or do you fall somewhere in between? Frankly, the current climate is challenging for just about any strategy. While most investors are accustomed to dealing with high levels of volatility in the stock market, some of the daily swings we have witnessed lately have not only been uncharacteristically sharp but have occasionally seemed nearly inexplicable, in my opinion.

In case you have not noticed, volatility is also elevated in the fixed-income market. Bond valuations are down big in 2022. Year-to-date through October 31,
2022, the ICE BofA 15+ Year U.S. Treasury Index experienced a price decline of
33.51%, according to Bloomberg. It was down 31.87% on a total return basis, which includes reinvested interest. To put this into perspective, over the past
40 years, the worst annual showing by the U.S. Long-Term Government Bond Index
(20-Year) tracked by Morningstar was the -14.90% total return posted in 2009
(think 2008-2009 global financial crisis). For those who may be unaware, investors benefitted from a trend of declining bond yields from September 1981 through August 2020. While that is an incredible run, nothing lasts forever.
Suffice it to say, a lot of pain has been endured by investors in the markets this year and we believe there could be more to come in the near-term. The aggressive interest rate hikes by the Federal Reserve (the "Fed") are a signal to the markets that it is behind the inflation curve. Moving forward, the Fed will be looking to lower inflation while simultaneously engineering a soft landing in the economy. That will be easier said than done, in my opinion.

There are far more headwinds challenging the securities markets than tailwinds.
Here are just a few of those headwinds: stubbornly high inflation; additional rate hikes expected from the Fed from their November and December 2022 meetings, which could potentially push bond yields higher; the ongoing war between Russia and Ukraine, which is impacting the supply and prices of crude oil and natural gas; China enforcing a zero-tolerance policy to combat the spread of the coronavirus by locking down entire cities to its own economic detriment; and the potential for food and energy shortages this coming winter. With the housing market looking like it is finally cooling off, due largely to a huge spike in mortgage rates this year, which were up more than double the rate at the start of the year, the last big tailwind standing may just be the strong U.S. labor market. If the job market can hang in there, the Fed's goal of a soft landing for the economy may be attainable. I think we will have a clearer picture of things at the start of 2023.

Year-to-date through October 31, 2022, the S&P 500(R) Index (the "Index") posted a total return of -17.70%, according to Bloomberg, which puts the Index in bear market territory. A bear market is defined as a 20% or greater decline in the price of a security or index from its most recent peak. While the 17.70% decline in the Index would technically qualify as a stock market correction, investors should continue to view the current downturn as a bear market, in my opinion.
Keep in mind, since World War II, there have been 12 bear markets in the Index, excluding the current bear market, according to Yardeni Research. The average price decline of those 12 bear markets was 33.6%. The average price gain over the 12-months following the trough reached during those bear markets was 40.8%, according to Bloomberg. Bear markets come and go. You can't catch the turn if you are not in the market when the turn comes.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2022

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service and Registered Rep.

STATE OF THE GLOBAL ECONOMY

The International Monetary Fund ("IMF") reported in its October 2022 release that global gross domestic product ("GDP") growth is expected to come in at 3.2%
in 2022 and 2.7% in 2023, down from 6.0% in 2021. The IMF sees the U.S. economy growing 1.6% in 2022 and 1.0% in 2023, down from 5.7% in 2021. With respect to all Advanced Economies, the IMF is projecting GDP growth of 2.4% in 2022 and
1.1% in 2023, down from 5.2% in 2021. Lastly, it sees Emerging Markets and
Developing Economies growing 3.7% in 2022 and 3.7% again in 2023, down from 6.6%
in 2021. From 1970 to 2021, the average global GDP growth rate was 3.6%, according to the IMF. Looking ahead, the IMF notes that the global economy must navigate three key pressures: the war in Ukraine, world-wide inflation and continued economic headwinds in the U.S., Europe and China.

Russia's war with Ukraine continues to destabilize the global economy, increasing the cost of living and impeding economic growth. European natural gas prices have spiked four-fold since 2021, according to the IMF. Russia has decreased natural gas deliveries to Europe by over 80% of their 2021 total, greatly increasing the likelihood of an energy shortage. Worldwide inflationary pressures continue to fester, with global inflation forecast to surge to 8.8% in
2022, up from 4.7% in 2021. Central banks have rapidly tightened monetary policy in response, and will likely have to continue to do so, in our opinion. These tighter financial conditions have produced significant headwinds to growth among most major economies and are likely to have at least some impact in 2023.

PERFORMANCE OF GLOBAL STOCKS AND BONDS

U.S. equities have turned negative over the past year. The S&P 500(R) (the
"Index"), S&P MidCap 400(R) and S&P SmallCap 600(R) Indices posted total returns of -15.47%, -15.25% and -18.83%, respectively, for the 12-month period ended
September 30, 2022, according to Bloomberg. Value stocks outperformed growth stocks over the period. The S&P 500(R) Value Index posted a total return of
-9.63% versus -21.11% for the S&P 500(R) Growth Index; an indication that investors may be anticipating slower growth over the near-term and are opting for companies that are trading at more attractive valuations. Nine of the eleven sectors that comprise the Index were down on a total return basis, with Energy and Utilities posting the only positive returns. The top-performer was Energy, up 45.70%, while the worst showing came from Communication Services, down
39.05%.

A Bloomberg survey of 23 equity strategists found that the average 2022 year-end price target for the Index was 4,346 as of September 15, 2022, down from 4,376 on August 16, 2022, according to its own release. Heading into 2022 (December
16, 2021), strategists had an average target of 4,950. The highest and lowest estimates on September 15, 2022, were 5,100 and 3,400, respectively. On
September 15, 2022, the Index closed at 3,901.35, which was 18.66% below its all-time closing high of 4,796.56 on January 3, 2022. As of September 30, 2022,
Bloomberg's 2022, 2023 and 2024 consensus earnings growth rate estimates for the
Index stood at 9.61%, 6.14% and 8.44%, respectively.

The performance of foreign equities continues to lag that of major U.S. stock indices. Over the past 12 months, the MSCI World ex USA and MSCI Emerging
Markets equity indices posted total returns of -23.91% (USD) and -28.11% (USD), respectively, according to Bloomberg. Major foreign bond indices were also in negative territory. The Bloomberg Global Aggregate Index of higher quality debt posted a total return of -20.43% (USD), while the EM Hard Currency Aggregate
Index of emerging markets debt fell by 23.01% (USD), according to Bloomberg.
Over that same period, the U.S. dollar surged by 18.98% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY), pressuring the returns on unhedged foreign securities held by U.S. investors.

U.S. bond indices have not been immune to the aggressive tightening of monetary policy by central banks, particularly the U.S. Federal Reserve. The best performing index we track was the U.S. Treasury: Intermediate Index, which posted a total return of -9.23% for the 12-month period ended September 30,
2022. The worst performer was the U.S. Corporate Investment Grade Index which posted a total return of -18.53% for the same period. The yield on the benchmark
10-Year Treasury Note ("T-Note") rose by 234 basis points (a 157.47% increase over the period) to close at 3.83% on September 30, 2022, according to
Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was
2.10% for the 10-year period ended September 30, 2022.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)

The First Trust Nasdaq Lux Digital Health Solutions ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Nasdaq Lux Health Tech
Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq
Stock Market LLC under the ticker symbol "EKG." The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks and depositary receipts that comprise the Index. The Index is developed, maintained and sponsored by Nasdaq, Inc. the ("Index Provider").
According to the Index Provider, the Index is designed to measure the performance of a selection of companies that are primarily engaged in and involved at the intersection of healthcare and technology, as classified by Lux
Capital based on analysis of the products and services offered by those companies.


----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
                                                                                                          CUMULATIVE
                                                                                                         TOTAL RETURNS
                                                                                                           Inception
                                                                                                           (3/22/22)
                                                                                                          to 9/30/22
FUND PERFORMANCE
NAV                                                                                                         -30.68%
Market Price                                                                                                -30.58%

INDEX PERFORMANCE
Nasdaq Lux Health Tech Index                                                                                -30.48%
S&P Composite 1500 Health Care Index                                                                        -11.01%
----------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 8.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of -30.68% during the period from the Fund's inception on March 22, 2022 through September 30, 2022. During the same period, the S&P Composite 1500 Health Care Index (the "Benchmark")
generated a return of -11.01%. The greatest allocation in the Fund during the period was to securities in the Health Care Equipment & Supplies industry. This industry carried an average weight of 52.1% and accounted for -13.3% to the
Fund's overall return, the most significant negative contribution to return of any industry during the period. The next greatest allocation during the period was to the Life Sciences Tools & Services industry, which received an allocation of 25.1% and contributed -8.1% to the Fund's overall return. No invested industry had a positive contribution to the Fund's return during the time period covered by this report.

-----------------------------
Nasdaq(R) and Nasdaq Lux Health Tech Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS
MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Health Care                                  100.0%
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
ResMed, Inc.                                   8.6%
Dexcom, Inc.                                   8.5
Illumina, Inc.                                 8.2
Intuitive Surgical, Inc.                       7.9
IQVIA Holdings, Inc.                           7.4
Hologic, Inc.                                  4.2
ABIOMED, Inc.                                  4.1
QIAGEN N.V.                                    4.0
Insulet Corp.                                  3.9
Align Technology, Inc.                         3.7
                                             ------
    Total                                     60.5%
                                             ======


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           MARCH 22, 2022 - SEPTEMBER 30, 2022

            First Trust Nasdaq             Nasdaq Lux
            Lux Digital Health             Health Tech      S&P Composite 1500
            Solutions ETF                  Index            Health Care Index
            --------------------------     ------------     ------------------
3/22/22     $10,000                        $10,000          $10,000
3/31/22      10,210                         10,214           10,025
9/30/22       6,932                          6,952            8,899


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX METAVERSE ETF (ARVR)

The First Trust Indxx Metaverse ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Metaverse Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "ARVR." The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks and depositary receipts that comprise the Index. The Index is developed, maintained and sponsored by Indxx, Inc. (the "Index Provider"). The Index Provider is not
affiliated with the Fund, the Fund's investment advisor or the Fund's distributor. The Index is a rules-based index, however, the Index Provider reserves the right to use qualitative judgment to include, exclude, adjust, or postpone the inclusion of a stock in the Index.


----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
                                                                                                          CUMULATIVE
                                                                                                         TOTAL RETURNS
                                                                                                           Inception
                                                                                                           (4/19/22)
                                                                                                          to 9/30/22
FUND PERFORMANCE
NAV                                                                                                         -26.05%
Market Price                                                                                                -25.82%

INDEX PERFORMANCE
Indxx Metaverse Index                                                                                       -25.67%
MSCI ACWI Index                                                                                             -19.52%
----------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 8.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -26.05% during the period from the Fund's inception on April 19, 2022 through September 30, 2022. During the same period, the MSCI ACWI Index (the "Benchmark") generated a return of -19.52%. Over the same period, the Fund was most heavily weighted towards the Entertainment industry. This industry received an allocation of 31.7% and contributed 0.6% to the Fund's overall return. The Semiconductors & Semiconductor Equipment industry was weighted at 29.2% and contributed -7.9% to the Fund's overall return, which was the most negative contribution of any industry. No industry contributed positively to the Fund's total return during the period. The Fund's currency exposure caused -2.7% of underperformance during the same period.

-----------------------------
Indxx and Indxx Metaverse Index ("Index") are trademarks of Indxx, Inc.
("Indxx") and have been licensed for use for certain purposes by First Trust.
The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The
Index is determined, composed and calculated by Indxx without regard to First
Trust or the Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX METAVERSE ETF (ARVR) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        56.5%
Communication Services                        38.7
Consumer Discretionary                         2.9
Industrials                                    1.0
Health Care                                    0.9
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Netflix, Inc.                                  4.5%
Microchip Technology, Inc.                     3.7
Amphenol Corp., Class A                        3.7
STMicroelectronics N.V.                        3.6
Texas Instruments, Inc.                        3.6
Synopsys, Inc.                                 3.4
Nintendo Co., Ltd.                             3.4
Apple, Inc.                                    3.4
Electronic Arts, Inc.                          3.3
ROBLOX Corp., Class A                          3.3
                                             ------
    Total                                     35.9%
                                             ======


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           APRIL 19, 2022 - SEPTEMBER 30, 2022

            First Trust Indxx          Indxx Metaverse     MSCI ACWI
            Metaverse ETF              Index               Index
            ----------------------     ---------------     ---------------
4/19/22     $10,000                    $10,000             $10,000
9/30/22       7,395                      7,433               8,048


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of each Fund. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of each
Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
SEPTEMBER 30, 2022 (UNAUDITED)

As a shareholder of First Trust Nasdaq Lux Digital Health Solutions ETF or First
Trust Indxx Metaverse ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended September 30, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this six-month (or shorter) period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED
                                                                                          EXPENSE RATIO         EXPENSES PAID
                                                  BEGINNING               ENDING           BASED ON THE           DURING THE
                                                ACCOUNT VALUE         ACCOUNT VALUE         SIX-MONTH             SIX-MONTH
                                                APRIL 1, 2022       SEPTEMBER 30, 2022        PERIOD              PERIOD (a)
----------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)
Actual                                            $1,000.00             $  679.00             0.65%                 $2.74
Hypothetical (5% return before expenses)          $1,000.00             $1,021.81             0.65%                 $3.29



----------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED          EXPENSES PAID
                                                                                          EXPENSE RATIO       DURING THE PERIOD
                                                  BEGINNING               ENDING           BASED ON THE       APRIL 19, 2022 (b)
                                                ACCOUNT VALUE         ACCOUNT VALUE       NUMBER OF DAYS              TO
                                              APRIL 19, 2022 (b)    SEPTEMBER 30, 2022    IN THE PERIOD     SEPTEMBER 30, 2022 (c)
----------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST INDXX METAVERSE ETF (ARVR)
Actual                                            $1,000.00             $  739.50             0.70%                 $2.75
Hypothetical (5% return before expenses)          $1,000.00             $1,021.56             0.70%                 $3.55


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (April 1,
      2022 through September 30, 2022), multiplied by 183/365 (to reflect the six-month period).

(b)   Inception date.

(c)   Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (April
      19, 2022 through September 30, 2022), multiplied by 165/365. Hypothetical expenses are assumed for the most recent six-month period.

                                                                          Page 9


FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               BIOTECHNOLOGY -- 6.5%
           157 CareDx, Inc. (a)                $        2,672
           501 Exact Sciences Corp. (a)                16,278
           228 Myriad Genetics, Inc. (a)                4,350
           331 Natera, Inc. (a)                        14,504
           144 Twist Bioscience Corp. (a)               5,075
           171 Veracyte, Inc. (a)                       2,839
                                               --------------
                                                       45,718
                                               --------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES
                  -- 56.1%
           119 ABIOMED, Inc. (a)                       29,234
           126 Align Technology, Inc. (a)              26,096
           289 Alphatec Holdings, Inc. (a)              2,526
           158 Axonics, Inc. (a)                       11,130
           443 Butterfly Network, Inc. (a)              2,082
           749 Dexcom, Inc. (a)                        60,324
            73 Establishment Labs Holdings,
                  Inc. (a)                              3,987
           316 Globus Medical, Inc.,
                  Class A (a)                          18,824
           456 Hologic, Inc. (a)                       29,421
            81 Inspire Medical Systems,
                  Inc. (a)                             14,367
           121 Insulet Corp. (a)                       27,757
           299 Intuitive Surgical, Inc. (a)            56,045
            86 iRhythm Technologies, Inc. (a)          10,774
           136 Masimo Corp. (a)                        19,198
           108 Outset Medical, Inc. (a)                 1,720
            94 Pulmonx Corp. (a)                        1,566
           130 QuidelOrtho Corp. (a)                    9,292
           280 ResMed, Inc.                            61,124
           184 Tandem Diabetes Care, Inc. (a)           8,804
            77 TransMedics Group, Inc. (a)              3,214
                                               --------------
                                                      397,485
                                               --------------
               HEALTH CARE PROVIDERS &
                  SERVICES
                  -- 6.2%
           182 Accolade, Inc. (a)                       2,078
            83 Castle Biosciences, Inc. (a)             2,165
         1,138 Clover Health Investments
                  Corp. (a)                             1,935
            65 Fulgent Genetics, Inc. (a)               2,478
           286 Guardant Health, Inc. (a)               15,395
           380 Hims & Hers Health, Inc. (a)             2,120
           643 Invitae Corp. (a)                        1,582
           283 LifeStance Health Group,
                  Inc. (a)                              1,873
           194 Privia Health Group, Inc. (a)            6,608
           207 Progyny, Inc. (a)                        7,671
                                               --------------
                                                       43,905
                                               --------------
               HEALTH CARE TECHNOLOGY -- 8.4%
           706 American Well Corp.,
                  Class A (a)                           2,535
           130 Definitive Healthcare Corp. (a)          2,020
           324 Doximity, Inc., Class A (a)              9,791
           288 GoodRx Holdings, Inc.,
                  Class A (a)                           1,345
           174 Health Catalyst, Inc. (a)                1,688
           178 Schrodinger, Inc. (a)                    4,446

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               HEALTH CARE TECHNOLOGY
                  (CONTINUED)
           480 Teladoc Health, Inc. (a)        $       12,168
           154 Veeva Systems, Inc.,
                  Class A (a)                          25,392
                                               --------------
                                                       59,385
                                               --------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 22.8%
           247 10X Genomics, Inc., Class A (a)          7,034
           390 Adaptive Biotechnologies
                  Corp. (a)                             2,777
           381 Cytek Biosciences, Inc. (a)              5,608
           305 Illumina, Inc. (a)                      58,191
           290 IQVIA Holdings, Inc. (a)                52,531
           365 NeoGenomics, Inc. (a)                    3,143
           453 Pacific Biosciences of
                  California, Inc. (a)                  2,630
           678 QIAGEN N.V. (a)                         27,988
           557 SomaLogic, Inc. (a)                      1,615
                                               --------------
                                                      161,517
                                               --------------
               TOTAL COMMON STOCKS
                  -- 100.0%                           708,010
               (Cost $1,001,825)               --------------

               MONEY MARKET FUNDS -- 0.1%
           791 Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.77% (b)                       791
               (Cost $791)                     --------------

               TOTAL INVESTMENTS -- 100.1%            708,801
               (Cost $1,002,616)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%                  (407)
                                               --------------
               NET ASSETS -- 100.0%            $      708,394
                                               ==============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of September 30, 2022.

Page 10                 See Notes to Financial Statements


FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                     9/30/2022          PRICES            INPUTS            INPUTS
                                                  ---------------------------------------------------------------------
Common Stocks*..................................  $       708,010   $       708,010   $            --   $            --
Money Market Funds..............................              791               791                --                --
                                                  ---------------------------------------------------------------------
Total Investments...............................  $       708,801   $       708,801   $            --   $            --
                                                  =====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 11


FIRST TRUST INDXX METAVERSE ETF (ARVR)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2022

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.5%
               AEROSPACE & DEFENSE -- 1.0%
           616 Maxar Technologies, Inc.        $       11,532
                                               --------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS
                  & COMPONENTS -- 7.4%
           607 Amphenol Corp., Class A                 40,645
        32,308 AUO Corp. (TWD) (a)                     14,959
         2,802 Sunny Optical Technology
                  Group Co., Ltd. (HKD) (a)            26,628
                                               --------------
                                                       82,232
                                               --------------
               ENTERTAINMENT -- 33.3%
           616 Capcom Co., Ltd. (JPY) (a)              15,508
         1,230 DeNA Co., Ltd. (JPY) (a)                15,583
           318 Electronic Arts, Inc.                   36,796
           882 GungHo Online Entertainment,
                  Inc. (JPY) (a)                       13,547
         1,036 Koei Tecmo Holdings Co., Ltd.
                  (JPY) (a)                            17,052
           962 Mixi, Inc. (JPY) (a)                    15,269
         2,242 NetEase, Inc. (HKD) (a)                 33,829
           211 Netflix, Inc. (b)                       49,678
           311 Netmarble Corp.
                  (KRW) (a) (c) (d)                    11,026
         1,812 Nexon Co., Ltd. (JPY) (a)               32,011
           940 Nintendo Co., Ltd. (JPY) (a)            37,910
         1,010 ROBLOX Corp., Class A (b)               36,198
           310 Square Enix Holdings Co., Ltd.
                  (JPY) (a)                            13,360
           315 Take-Two Interactive Software,
                  Inc. (b)                             34,335
           375 Ubisoft Entertainment S.A.
                  (EUR) (a) (b)                        10,302
                                               --------------
                                                      372,404
                                               --------------
               HEALTH CARE TECHNOLOGY -- 0.9%
           389 Teladoc Health, Inc. (b)                 9,861
                                               --------------
               HOUSEHOLD DURABLES -- 2.8%
           494 Sony Group Corp. (JPY) (a)              31,818
                                               --------------
               INTERACTIVE MEDIA & SERVICES
                  -- 5.1%
           232 Meta Platforms, Inc.,
                  Class A (b)                          31,478
         2,643 Snap, Inc., Class A (b)                 25,954
                                               --------------
                                                       57,432
                                               --------------
               IT SERVICES -- 1.4%
           606 Keywords Studios PLC (GBP) (a)          15,455
                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 28.0%
           504 Advanced Micro Devices,
                  Inc. (b)                             31,934
         1,047 Intel Corp.                             26,981
           680 Microchip Technology, Inc.              41,501
           678 Micron Technology, Inc.                 33,968
           252 NVIDIA Corp.                            30,590
           297 QUALCOMM, Inc.                          33,555
         1,304 STMicroelectronics N.V.
                  (EUR) (a)                            40,518

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
           495 Taiwan Semiconductor
                  Manufacturing Co., Ltd., ADR $       33,937
           258 Texas Instruments, Inc.                 39,933
                                               --------------
                                                      312,917
                                               --------------
               SOFTWARE -- 13.8%
           102 Adobe, Inc. (b) 28,070
           149 Microsoft Corp.                         34,702
           125 Synopsys, Inc. (b) 38,189
           897 Unity Software, Inc. (b)                28,579
           331 Zoom Video Communications,
                  Inc., Class A (b)                    24,358
                                               --------------
                                                      153,898
                                               --------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 5.8%
           273 Apple, Inc.                             37,728
        23,424 Xiaomi Corp., Class B
                  (HKD) (a) (b) (c) (d)                26,524
                                               --------------
                                                       64,252
                                               --------------
               TOTAL INVESTMENTS -- 99.5%           1,111,801
               (Cost $1,564,441)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.5%                   5,420
                                               --------------
               NET ASSETS -- 100.0%            $    1,117,221
                                               ==============

(a)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $371,299 or 33.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets'
      close and the New York Stock Exchange close exceeding a certain threshold.
      On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

ADR   - American Depositary Receipt

Page 12                 See Notes to Financial Statements


FIRST TRUST INDXX METAVERSE ETF (ARVR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2022

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
USD                                                 66.6%
JPY                                                 17.3
HKD                                                  7.8
EUR                                                  4.6
GBP                                                  1.4
TWD                                                  1.3
KRW                                                  1.0
                                                   ------
     Total                                         100.0%
                                                   ======

Currency Abbreviations:
EUR - Euro
GBP - British Pound Sterling
HKD - Hong Kong Dollar
JPY - Japanese Yen
KRW - South Korean Won
TWD - New Taiwan Dollar
USD - United States Dollar

                                                 % OF TOTAL
COUNTRY ALLOCATION*                             INVESTMENTS
-------------------------------------------------------------
United States                                       63.5%
Japan                                               17.3
Cayman Islands                                       7.8
Taiwan                                               4.4
Netherlands                                          3.7
United Kingdom                                       1.4
South Korea                                          1.0
France                                               0.9
                                                   ------
     Total                                         100.0%
                                                   ======

* Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the
Fund's underlying index.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                     9/30/2022          PRICES            INPUTS            INPUTS
                                                  ---------------------------------------------------------------------
Common Stocks:
  Electronic Equipment, Instruments &
     Components.................................  $        82,232   $        40,645   $        41,587   $            --
  Entertainment.................................          372,404           157,007           215,397                --
  Household Durables............................           31,818                --            31,818                --
  IT Services...................................           15,455                --            15,455                --
  Semiconductors & Semiconductor Equipment......          312,917           272,399            40,518                --
  Technology Hardware, Storage & Peripherals....           64,252            37,728            26,524                --
  Other Industry Categories*....................          232,723           232,723                --                --
                                                  ---------------------------------------------------------------------
Total Investments...............................  $     1,111,801   $       740,502   $       371,299   $            --
                                                  =====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 13


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2022


                                                                              FIRST TRUST
                                                                               NASDAQ LUX                 FIRST TRUST
                                                                             DIGITAL HEALTH                  INDXX
                                                                             SOLUTIONS ETF               METAVERSE ETF
                                                                                 (EKG)                       (ARVR)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value .................................................     $        708,801            $      1,111,801
Cash ..................................................................                   --                       5,155
Dividends receivable ..................................................                   --                       1,168
                                                                            ----------------            ----------------
   Total Assets .......................................................              708,801                   1,118,124
                                                                            ----------------            ----------------
LIABILITIES:
Investment advisory fees payable ......................................                  407                         903
                                                                            ----------------            ----------------
   Total Liabilities ..................................................                  407                         903
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $        708,394            $      1,117,221
                                                                            ================            ================
NET ASSETS CONSIST OF:
Paid-in capital .......................................................     $      1,018,746            $      1,589,560
Par value .............................................................                  500                         500
Accumulated distributable earnings (loss) .............................             (310,852)                   (472,839)
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $        708,394            $      1,117,221
                                                                            ================            ================
NET ASSET VALUE, per share ............................................     $          14.17            $          22.34
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) .............................               50,002                      50,002
                                                                            ================            ================
Investments, at cost ..................................................     $      1,002,616            $      1,564,441
                                                                            ================            ================


Page 14                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2022


                                                                              FIRST TRUST
                                                                               NASDAQ LUX                 FIRST TRUST
                                                                             DIGITAL HEALTH                  INDXX
                                                                             SOLUTIONS ETF               METAVERSE ETF
                                                                               (EKG) (a)                   (ARVR) (b)
                                                                         ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................     $            301            $         11,733
Foreign withholding tax................................................                   --                        (720)
                                                                            ----------------            ----------------
   Total investment income.............................................                  301                      11,013
                                                                            ----------------            ----------------

EXPENSES:
Investment advisory fees...............................................                5,217                       7,892
                                                                            ----------------            ----------------
   Total expenses......................................................                5,217                       7,892
                                                                            ----------------            ----------------
NET INVESTMENT INCOME (LOSS)...........................................               (4,916)                      3,121
                                                                            ----------------            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................              (17,037)                    (21,623)
   In-kind redemptions.................................................             (237,067)                   (166,166)
   Foreign currency transactions.......................................                   --                      (2,639)
                                                                            ----------------            ----------------
Net realized gain (loss)...............................................             (254,104)                   (190,428)
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................             (293,815)                   (452,640)
   Foreign currency translation........................................                   --                          (1)
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation)...................             (293,815)                   (452,641)
                                                                            ----------------            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................             (547,919)                   (643,069)
                                                                            ----------------            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $       (552,835)           $       (639,948)
                                                                            ================            ================


(a)   Inception date is March 22, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Inception date is April 19, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                Page 15


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                             FIRST TRUST
                                                                                              NASDAQ LUX      FIRST TRUST
                                                                                            DIGITAL HEALTH       INDXX
                                                                                            SOLUTIONS ETF    METAVERSE ETF
                                                                                                (EKG)           (ARVR)
                                                                                            --------------   -------------
                                                                                             PERIOD ENDED    PERIOD ENDED
                                                                                            9/30/2022 (a)    9/30/2022 (b)
                                                                                            --------------   -------------
OPERATIONS:
Net investment income (loss).........................................................       $       (4,916)  $       3,121
Net realized gain (loss).............................................................             (254,104)       (190,428)
Net change in unrealized appreciation (depreciation).................................             (293,815)       (452,641)
                                                                                            --------------   -------------
Net increase (decrease) in net assets resulting from operations......................             (552,835)       (639,948)
                                                                                            --------------   -------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................            2,043,810       3,024,808
Cost of shares redeemed..............................................................             (782,581)     (1,267,639)
                                                                                            --------------   -------------
Net increase (decrease) in net assets resulting from shareholder transactions........            1,261,229       1,757,169
                                                                                            --------------   -------------
Total increase (decrease) in net assets..............................................              708,394       1,117,221

NET ASSETS:
Beginning of period..................................................................                   --              --
                                                                                            --------------   -------------
End of period........................................................................       $      708,394   $   1,117,221
                                                                                            ==============   =============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................                   --              --
Shares sold..........................................................................              100,002         100,002
Shares redeemed......................................................................              (50,000)        (50,000)
                                                                                            --------------   -------------
Shares outstanding, end of period....................................................               50,002          50,002
                                                                                            ==============   =============


(a)   Inception date is March 22, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Inception date is April 19, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 16                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST NASDAQ LUX DIGITAL HEALTH SOLUTIONS ETF (EKG)


                                                                     PERIOD
                                                                      ENDED
                                                                  9/30/2022 (a)
                                                                  -------------
Net asset value, beginning of period...........................     $   20.44
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................         (0.10)
Net realized and unrealized gain (loss)........................         (6.17)
                                                                    ---------
Total from investment operations...............................         (6.27)
                                                                    ---------
Net asset value, end of period.................................     $   14.17
                                                                    =========
TOTAL RETURN (b)...............................................        (30.68)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $     708
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.65% (c)
Ratio of net investment income (loss) to average net assets....         (0.61)% (c)
Portfolio turnover rate (d)....................................             5%


FIRST TRUST INDXX METAVERSE ETF (ARVR)


                                                                     PERIOD
                                                                      ENDED
                                                                  9/30/2022 (a)
                                                                  -------------
Net asset value, beginning of period...........................     $   30.21
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          0.06
Net realized and unrealized gain (loss)........................         (7.93)
                                                                    ---------
Total from investment operations...............................         (7.87)
                                                                    ---------
Net asset value, end of period.................................     $   22.34
                                                                    =========
TOTAL RETURN (b)...............................................        (26.05)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $   1,117
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.70% (c)
Ratio of net investment income (loss) to average net assets....          0.28% (c)
Portfolio turnover rate (d)....................................            11%


(a)   Inception dates for EKG and ARVR are March 22, 2022 and April 19, 2022,
      respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 17


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2022

                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eighteen exchange-traded funds. This report covers the two funds (each a "Fund" and collectively, the "Funds") listed below.
The shares of each Fund are listed and traded on the Nasdaq Stock Market LLC
("Nasdaq").

        First Trust Nasdaq Lux Digital Health Solutions ETF - (ticker "EKG")(1)
        First Trust Indxx Metaverse ETF - (ticker "ARVR")(2)

      (1)   Commenced investment operations on March 22, 2022.
      (2)   Commenced investment operations on April 19, 2022.

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                                            INDEX
First Trust Nasdaq Lux Digital Health Solutions ETF                             Nasdaq Lux Health Tech Index
First Trust Indxx Metaverse ETF                                                 Indxx Metaverse Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of each Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor"), in accordance with valuation procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments.
Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.

      Shares of open-end funds are valued based on NAV per share.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2022

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;

      2)    the type of security;

      3)    the size of the holding;

      4)    the initial cost of the security;

      5)    transactions in comparable securities;

      6)    price quotes from dealers and/or third-party pricing services;

      7)    relationships among various securities;

      8)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      9)    an analysis of the issuer's financial statements;

     10)    the existence of merger proposals or tender offers that might affect the value of the security; and

     11)    other relevant factors.

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur;

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and

      9)    other relevant factors.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

                                                                         Page 19


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2022

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2022, is included with each Fund's Portfolio of Investments.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act.
The rule permits fund boards to designate a fund's investment adviser to perform fair value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are "readily available"
for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for
Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022 and pursuant to the requirements of Rule 2a-5, the
Trust's Board of Trustees designated the Advisor as its valuation designee to perform fair value determinations and approved new Advisor Valuation Procedures for the Trust.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The Funds did not pay a distribution during the fiscal period ended September
30, 2022.

As of September 30, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                                   Accumulated         Net
                                                                                 Undistributed     Capital and      Unrealized
                                                                                    Ordinary          Other        Appreciation
                                                                                     Income        Gain (Loss)    (Depreciation)
                                                                                ----------------  --------------  --------------
First Trust Nasdaq Lux Digital Health Solutions ETF                             $             --  $      (17,037) $     (293,815)
First Trust Indxx Metaverse ETF                                                              482         (20,680)       (452,641)



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2022

E. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2022 remains open to federal and state audit. As of September 30, 2022, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2022, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.

                                                               Non-Expiring
                                                               Capital Loss
                                                               Carryforward
                                                           ---------------------
First Trust Nasdaq Lux Digital Health Solutions ETF              $ 17,037
First Trust Indxx Metaverse ETF                                    20,680

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended September 30, 2022, the Funds had no net late year ordinary or capital losses. In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss)
on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal period ended September
30, 2022, the adjustments for each Fund were as follows:


                                                                                                   Accumulated
                                                                                  Accumulated      Net Realized
                                                                                 Net Investment   Gain (Loss) on     Paid-in
                                                                                 Income (Loss)     Investments       Capital
                                                                                ----------------  --------------  --------------
First Trust Nasdaq Lux Digital Health Solutions ETF                             $          4,916  $      237,067  $     (241,983)
First Trust Indxx Metaverse ETF                                                           (2,639)        169,748        (167,109)


As of September 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                       Gross            Gross        Net Unrealized
                                                                     Unrealized       Unrealized      Appreciation
                                                     Tax Cost       Appreciation    (Depreciation)   (Depreciation)
                                                  --------------   --------------   --------------   --------------
First Trust Nasdaq Lux Digital Health
   Solutions ETF                                  $    1,002,616   $        4,728   $     (298,543)  $     (293,815)
First Trust Indxx Metaverse ETF                        1,564,441            3,176         (455,816)        (452,640)


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2022

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Funds' assets and is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. Each Fund has agreed to pay First Trust an annual unitary management fee based on each Fund's average daily net assets at a rate set forth below:

                                                                     Rate
                                                               ----------------
First Trust Nasdaq Lux Digital Health Solutions ETF                 0.65%
First Trust Indxx Metaverse ETF                                     0.70%

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended September 30, 2022, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust Nasdaq Lux Digital Health Solutions ETF                             $         73,123  $       73,617
First Trust Indxx Metaverse ETF                                                        3,244,176         254,190


For the fiscal period ended September 30, 2022, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust Nasdaq Lux Digital Health Solutions ETF                             $      2,038,710  $      782,287
First Trust Indxx Metaverse ETF                                                               --       1,237,756


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2022

market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 7, 2024 for EKG and April 13, 2024 for ARVR.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:

At a meeting on October 24, 2022, the Board of Trustees approved a breakpoint pricing arrangement for each of the series of the Trust, including the Funds.
Pursuant to this arrangement, which is effective as of November 1, 2022, the management fee each Fund pays to First Trust, as investment manager, will be discounted as the Fund's net assets reach certain predefined levels.

                                                                         Page 23


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED FUND
II:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First
Trust Nasdaq Lux Digital Health Solutions ETF and First Trust Indxx Metaverse
ETF (the "Funds"), each a series of the First Trust Exchange-Traded Fund II, including the portfolios of investments, as of September 30, 2022, and the related statements of operations, the statement of changes in net assets, and the financial highlights for the periods listed in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2022, and the results of their operations, the statement of changes in net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.


----------------------------------------------------------------------------------------------------------------------------
          INDIVIDUAL FUNDS                    STATEMENTS OF                  STATEMENTS OF                   FINANCIAL
        INCLUDED IN THE TRUST                   OPERATIONS               CHANGES IN NET ASSETS              HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
First Trust Nasdaq Lux Digital Health     For the period from March 22, 2022 (commencement of operations) through
Solutions ETF                             September 30, 2022
----------------------------------------------------------------------------------------------------------------------------
First Trust Indxx Metaverse ETF           For the period from April 19, 2022 (commencement of operations) through
                                          September 30, 2022
----------------------------------------------------------------------------------------------------------------------------


BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds'
financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
November 22, 2022

We have served as the auditor of one or more First Trust investment companies since 2001.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

There were no distributions made by each Fund during their applicable taxable period; therefore, no analysis for the corporate dividends received deduction and qualified dividend income was completed.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

                                                                         Page 25


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

        NOT FDIC INSURED        NOT BANK GUARANTEED      MAY LOSE VALUE

                               ADVISORY AGREEMENT

   BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

FIRST TRUST INDXX METAVERSE ETF

The Board of Trustees of First Trust Exchange-Traded Fund II (the "Trust"),
including the Independent Trustees, approved the Investment Management Agreement
(the "Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of
First Trust Indxx Metaverse ETF (the "Fund"), for an initial two-year term at a meeting held on January 24, 2022. The Board determined that the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under

                                                                         Page 27


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the
Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor to the
Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge
Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other exchange-traded funds ("ETFs") managed by the Advisor;
the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the
Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any fall-out benefits to the Advisor and its affiliate,
First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund's perspective.

In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the
Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund
Complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund. The
Board also considered the background and experience of the persons who will be responsible for the day-to-day management of the Fund's investments. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the 1940
Act, as well as the Fund's compliance with its investment objective, policies and restrictions. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.
Because the Fund is an index ETF that is designed to track the performance of an underlying index, the Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which the
Advisor serves as investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the
Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.70% of its average daily net assets. The Board noted that the Advisor would be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other ETFs.
Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the
Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETFs managed by the Advisor, the Board considered the Advisor's statement that the Fund will be most comparable to three other index ETFs managed by the Advisor that pay unitary fees equal to annual rates of 0.65% or 0.70% of their respective average daily net assets due to their shared focus on global thematic technology exposures with robust selection methodologies and objectives to track a given market segment. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the
Agreement, the Board determined that the proposed unitary fee was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust
Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement. The Board considered the Advisor's estimate of the asset level for the Fund at which the Advisor expects the Agreement to be profitable to the Advisor and the Advisor's estimate of the profitability of the Agreement if the Fund's assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for the Fund


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

was not unreasonable. The Board considered fall-out benefits described by the
Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted
that the Advisor will not utilize soft dollars in connection with the Fund. The
Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, determined that the terms of the
Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the
Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee.

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 18, 2022 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee's annual meeting held on March 17, 2022 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 29


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                          NUMBER OF                 OTHER
                                                                                        PORTFOLIOS IN          TRUSTEESHIPS OR
                               TERM OF OFFICE                                          THE FIRST TRUST          DIRECTORSHIPS
           NAME,               AND YEAR FIRST                                           FUND COMPLEX           HELD BY TRUSTEE
     YEAR OF BIRTH AND           ELECTED OR            PRINCIPAL OCCUPATIONS             OVERSEEN BY             DURING PAST
  POSITION WITH THE TRUST         APPOINTED             DURING PAST 5 YEARS                TRUSTEE                 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee  o Indefinite Term  Physician, Edward-Elmhurst Medical          221          None
(1951)                                           Group; Physician and Officer,
                              o Since Inception  Wheaton Orthopedics (1990 to 2021)

Thomas R. Kadlec, Trustee     o Indefinite Term  Retired; President, ADM Investors           221          Director, National Futures
(1957)                                           Services, Inc. (Futures Commission                       Association and ADMIS
                              o Since Inception  Merchant) (2010 to July 2022)                            Singapore Ltd.; Formerly,
                                                                                                          Director of ADM Investor
                                                                                                          Services, Inc., ADM
                                                                                                          Investor Services
                                                                                                          International, ADMIS
                                                                                                          Hong Kong Ltd., and
                                                                                                          Futures Industry
                                                                                                          Association

Denise M. Keefe, Trustee      o Indefinite Term  Executive Vice President, Advocate          221          Director and Board Chair
(1964)                                           Aurora Health and President,                             of Advocate Home Health
                              o Since 2021       Advocate Aurora Continuing Health                        Services, Advocate Home
                                                 Division (Integrated Healthcare                          Care Products and
                                                 System)                                                  Advocate Hospice;
                                                                                                          Director and Board Chair
                                                                                                          of Aurora At Home (since
                                                                                                          2018); Director of
                                                                                                          Advocate Physician
                                                                                                          Partners Accountable Care
                                                                                                          Organization; Director and
                                                                                                          Board Chair of RML Long
                                                                                                          Term Acute Care
                                                                                                          Hospitals; and Director of
                                                                                                          Senior Helpers (since
                                                                                                          2021)

Robert F. Keith, Trustee      o Indefinite Term  President, Hibs Enterprises                 221          Formerly, Director of
(1956)                                           (Financial and Management                                Trust Company of Illinois
                              o Since Inception  Consulting)

Niel B. Nielson, Trustee      o Indefinite Term  Senior Advisor (2018 to Present),           221          None
(1954)                                           Managing Director and Chief
                              o Since Inception  Operating Officer (2015 to 2018),
                                                 Pelita Harapan Educational
                                                 Foundation (Educational
                                                 Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,   o Indefinite Term  Chief Executive Officer, First              221          None
Chairman of the Board                            Trust Advisors L.P. and First
(1955)                                           Trust Portfolios L.P.,
                              o Since Inception  Chairman of the Board of
                                                 Directors, BondWave LLC (Software
                                                 Development Company) and
                                                 Stonebridge Advisors LLC
                                                 (Investment Advisor)


------------------------------
(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)


                                POSITION AND              TERM OF OFFICE
     NAME AND                     OFFICES                  AND LENGTH OF                     PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH                 WITH TRUST                   SERVICE                         DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas       President and Chief                 o Indefinite Term  Managing Director and Chief Financial Officer, First
(1966)               Executive Officer                                      Trust Advisors L.P. and First Trust Portfolios L.P.;
                                                         o Since Inception  Chief Financial Officer, BondWave LLC (Software
                                                                            Development Company) and Stonebridge Advisors
                                                                            LLC (Investment Advisor)

Donald P. Swade      Treasurer, Chief Financial Officer  o Indefinite Term  Senior Vice President, First Trust Advisors L.P. and
(1972)               and Chief Accounting Officer                           First Trust Portfolios L.P.
                                                         o Since Inception

W. Scott Jardine     Secretary and Chief Legal Officer   o Indefinite Term  General Counsel, First Trust Advisors L.P. and First
(1960)                                                                      Trust Portfolios L.P.; Secretary and General Counsel,
                                                         o Since Inception  BondWave LLC; Secretary, Stonebridge Advisors LLC

Daniel J. Lindquist  Vice President                      o Indefinite Term  Managing Director, First Trust Advisors L.P. and First
(1970)                                                                      Trust Portfolios L.P.
                                                         o Since Inception

Kristi A. Maher      Chief Compliance Officer and        o Indefinite Term  Deputy General Counsel, First Trust Advisors L.P. and
(1966)               Assistant Secretary                                    First Trust Portfolios L.P.
                                                         o Since Inception

Roger F. Testin      Vice President                      o Indefinite Term  Senior Vice President, First Trust Advisors L.P. and
(1966)                                                                      First Trust Portfolios L.P.
                                                         o Since Inception

Stan Ueland          Vice President                      o Indefinite Term  Senior Vice President, First Trust Advisors L.P. and
(1970)                                                                      First Trust Portfolios L.P.
                                                         o Since Inception


-----------------------------
(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                         Page 31


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2022 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment professional or financial representative through interviews, applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies."
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you
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March 2022

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FIRST TRUST

First Trust Exchange-Traded Fund II

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

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[BLANK BACK COVER]

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Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $334,000 for the fiscal year ended September 30, 2021 and $380,375 for the fiscal year ended September 30, 2022.

(b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2021 and $0 for the fiscal year ended September 30, 2022.

Audit-Related Fees (Investment Advisor and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2021 and $0 for the fiscal year ended September 30, 2022.

(c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $79,025 for the fiscal year ended September 30, 2021, and $207,345 for the fiscal year ended September 30, 2022. These fees were for tax consultation and/or tax return preparation.

Tax Fees (Investment Advisor and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant’s advisor and distributor were $0 for the fiscal year ended September 30, 2021 and $0 for the fiscal year ended September 30, 2022.

(d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2021 and $0 for the fiscal year ended September 30, 2022.

All Other Fees (Investment Advisor and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant’s investment advisor and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2021 and $0 for the fiscal year ended September 30, 2022.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant: Advisor and Distributor:

(b) 0% (b) 0%

(c) 0% (c) 0%

(d) 0% (d) 0%

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for the fiscal year ended September 30, 2021 were $79,025 for the registrant, $23,200 for the registrant’s investment advisor and $29,500 for the registrant’s distributor and for the fiscal year ended September 30, 2022 were $207,345 for the registrant, $16,500 for the registrant’s investment advisor and $29,500 for the registrant’s distributor.

(h) The registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Items 5. Audit Committee of Listed Registrants.

(a)	The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Thomas R. Kadlec, Denise M. Keefe, Niel B. Nielson, Richard E. Erickson and Robert F. Keith.

(b)	Not applicable.

Item 6. Investments.

(a)       The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a) (1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.
(a) (2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a) (3)	Not applicable.
(a) (4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 9, 2022
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	December 9, 2022

* Print the name and title of each signing officer under his or her signature.